UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22468
Ashmore Funds
(Exact name of registrant as specified in charter)

c/o Ashmore Investment Advisors Limited
16 Palace Street
London SW1E 5JD
England
(Address of principal executive offices) (Zip code)
Corporation Service Company
84 State Street
Boston, MA 02109
(Name and address of
agent
for
service
)
Registrant's
telephone number, including area code:
011-44-20-3077-6000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).
(b) Not Applicable.

Ashmore Emerging Markets Total Return
Fund
Class A/EMKAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This
semi-annual shareholder report
contains important information about the Ashmore Emerging Markets Total Return Fund (“Fund”)

for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Total Return Fund (Class A/EMKAX)	$ 80	1.57%
Key Fund Statistics as of April 30, 2026
Fund net assets	$ 28,121,112
Total number of portfolio holdings	275
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage
of the total exposure of the Fund as of April 30,
202
6.
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Ashmore
Funds

Ashmore Emerging Markets Total Return Fund
Class C/EMKCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Total Return Fund (“Fund”)

for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Total Return Fund (Class C/EMKCX)	$ 120	2.36%
Key Fund Statistics as of April 30, 2026
Fund net assets	$ 28,121,112
Total number of portfolio holdings	275
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of April 30,
2026
.
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by
contacting
us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Total Return Fund
Institutional Class/EMKIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Total Return Fund (“Fund”)

for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Total Return Fund (Institutional Class/EMKIX)	$ 68	1.33%
Key Fund Statistics as of April 30, 2026
Fund net assets	$ 28,121,112
Total number of portfolio holdings	275
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of April 30, 2026.
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-
8294
.
Ashmore Funds

Ashmore Emerging Markets Local Currency Bond Fund
Class A/ELBAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30,
2026
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Local Currency Bond Fund (“Fund”)

for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Local Currency Bond Fund (Class A/ELBAX)	$ 53	1.06%
Key Fund Statistics as of April 30, 2026
Fund net assets	$ 9,885,547
Total number of portfolio holdings	201
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of April 30, 2026.
ASSET TYPE ALLOCATION
Material Fund Changes
On
June 10, 2026
, the Board of Trustees approved the liquidation of the Ashmore

Emerging

Markets

Local

Currency

Bond Fund. The liquidation is expected to occur on or about June 26, 2026.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Ashmore
Funds

Ashmore Emerging Markets Local Currency Bond Fund
Class C/ELBCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Local Currency Bond Fund (“Fund”)

for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Local Currency Bond Fund (Class C/ELBCX)	$ 92	1.83%
Key Fund Statistics as of April 30, 2026
Fund net assets	$ 9,885,547
Total number of portfolio holdings	201
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of April 30, 2026.
ASSET TYPE ALLOCATION
Material Fund Changes
On June 10, 2026, the Board of Trustees approved the liquidation of the Ashmore Emerging Markets Local Currency Bond Fund. The liquidation is expected to occur on or about June 26, 2026.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request
this
information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Local Currency Bond Fund
Institutional Class/ELBIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Local Currency Bond Fund (“Fund”)

for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Local Currency Bond Fund (Institutional Class/ELBIX)	$ 41	0.81%
Key Fund Statistics as of April 30, 2026
Fund net assets	$ 9,885,547
Total number of portfolio holdings	201
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of April 30, 2026.
ASSET TYPE ALLOCATION
Material Fund Changes
On June 10, 2026, the Board of Trustees approved the liquidation of the Ashmore Emerging Markets Local Currency Bond Fund. The liquidation is expected to occur on or about June 26, 2026.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Corporate Income Fund
Class A/ECDAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Corporate Income Fund (“Fund”)

for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Corporate Income Fund (Class A/ECDAX)	$ 69	1.37%
Key Fund Statistics as of April 30, 2026
Fund net assets	$ 16,918,570
Total number of portfolio holdings	117
Portfolio turnover rate	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com
/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Corporate Income Fund
Class C/ECDCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Corporate Income Fund (“Fund”)

for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Corporate Income Fund (Class C/ECDCX)	$ 107	2.12%
Key Fund Statistics as of April 30, 2026
Fund net assets	$ 16,918,570
Total number of portfolio holdings	117
Portfolio turnover rate	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request
this
information by contacting us at 866-876-
8294
.
Ashmore Funds

Ashmore Emerging Markets Corporate Income Fund
Institutional Class/EMCIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Corporate Income Fund (“Fund”)

for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Corporate Income Fund (Institutional Class/EMCIX)	$ 57	1.12%
Key Fund Statistics as of April 30, 2026
Fund net assets	$ 16,918,570
Total number of portfolio holdings	117
Portfolio turnover rate	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
ASSET TYPE ALLOCATION
GEOGRAPHICAL
ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Short Duration Fund
Class A/ESFAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Short Duration Fund (“Fund”)

for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Short Duration Fund (Class A/ESFAX)	$ 93	1.85%
Key Fund Statistics as of April 30, 2026
Fund net assets	$ 29,112,696
Total number of portfolio holdings	78
Portfolio turnover rate	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at
866
-876-8294.
Ashmore Funds

Ashmore Emerging Markets Short Duration Fund
Class C/ESFCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Short Duration Fund (“Fund”)

for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Short Duration Fund (Class C/ESFCX)	$ 131	2.62%
Key Fund Statistics as of April 30, 2026
Fund net assets	$ 29,112,696
Total number of portfolio holdings	78
Portfolio turnover rate	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by
contacting
us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Short Duration Fund
Institutional Class/ESFIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Short Duration Fund (“Fund”)

for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Short Duration Fund (Institutional Class/ESFIX)	$ 80	1.60%
Key Fund Statistics as of April 30, 2026
Fund net assets	$ 29,112,696
Total number of portfolio holdings	78
Portfolio turnover rate	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this
information
by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Active Equity Fund
Class A/EMQAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Active Equity Fund (“Fund”)

for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Active Equity Fund (Class A/EMQAX)	$ 70	1.32%
Key Fund Statistics as of April 30, 2026
Fund net assets	$ 5,738,604
Total number of portfolio holdings	54
Portfolio turnover rate	106%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	15.7%
Tencent Holdings Ltd.	6.2%
Delta Electronics, Inc.	3.7%
Alibaba Group Holding Ltd.	3.4%
SK Square Co. Ltd.	2.9%
Reliance Industries Ltd.	2.8%
ICICI Bank Ltd. ADR	2.8%
Petroleo Brasileiro S.A. - Petrobras ADR	2.7%
China International Capital Corp. Ltd., Class H	2.6%
Anglogold Ashanti PLC	2.6%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
On June 10, 2026, the Board of Trustees approved the liquidation of the Ashmore

Emerging

Markets

Active

Equity

Fund. The liquidation is expected to occur on or about June 26, 2026.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information
, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Active Equity Fund
Class C/EMQCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Active Equity Fund (“Fund”)

for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Active Equity Fund (Class C/EMQCX)	$ 109	2.07%
Key Fund Statistics as of April 30, 2026
Fund net assets	$ 5,738,604
Total number of portfolio holdings	54
Portfolio turnover rate	106%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	15.7%
Tencent Holdings Ltd.	6.2%
Delta Electronics, Inc.	3.7%
Alibaba Group Holding Ltd.	3.4%
SK Square Co. Ltd.	2.9%
Reliance Industries Ltd.	2.8%
ICICI Bank Ltd. ADR	2.8%
Petroleo Brasileiro S.A. - Petrobras ADR	2.7%
China International Capital Corp. Ltd., Class H	2.6%
Anglogold Ashanti PLC	2.6%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
On June 10, 2026, the Board of Trustees approved the liquidation of the Ashmore

Emerging

Markets

Active

Equity

Fund. The liquidation is expected to occur on or about June 26, 2026.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Active Equity Fund
Institutional Class/EMQIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Active Equity Fund (“Fund”)

for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Active Equity Fund (Institutional Class/EMQIX)	$ 56	1.06%
Key Fund Statistics as of April 30, 2026
Fund net assets	$ 5,738,604
Total number of portfolio holdings	54
Portfolio turnover rate	106%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	15.7%
Tencent Holdings Ltd.	6.2%
Delta Electronics, Inc.	3.7%
Alibaba Group Holding Ltd.	3.4%
SK Square Co. Ltd.	2.9%
Reliance Industries Ltd.	2.8%
ICICI Bank Ltd. ADR	2.8%
Petroleo Brasileiro S.A. - Petrobras ADR	2.7%
China International Capital Corp. Ltd., Class H	2.6%
Anglogold Ashanti PLC	2.6%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
On June 10, 2026, the Board of Trustees approved the liquidation of the Ashmore

Emerging

Markets

Active

Equity

Fund. The liquidation is expected to occur on or about June 26, 2026.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Equity SMA Completion Fund
(formerly, Ashmore Emerging Markets Small-Cap
Equity Fund)
Series I/EMSMX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity SMA Completion Fund (“Fund”)

for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity SMA Completion Fund (Series I/EMSMX) *	$ 0	0.00%
*
Effective February 17, 2026, the Fund was restructured as a "completion fund," an integral part of separately managed account programs sponsored by an investment adviser unaffiliated with the Fund or Ashmore Investment Advisors Limited (the "Investment Manager"). Participants in these programs pay
a fee to the sponsor of the program. Accordingly, no investment management fees or expenses are incurred by the Fund.

Key Fund Statistics as of April 30, 2026
Fund net assets	$ 4,400,976
Total number of portfolio holdings	32
Portfolio turnover rate	108%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
TOP TEN HOLDINGS
SK hynix, Inc.	13.0%
Samsung Electronics Co. Ltd.	8.0%
Samsung Electro-Mechanics Co. Ltd.	5.9%
SK Square Co. Ltd.	4.7%
Hansol Chemical Co. Ltd.	3.7%
Rede D'Or Sao Luiz S.A.	3.4%
Contemporary Amperex Technology Co. Ltd., Class A	3.4%
Elite Material Co. Ltd.	3.3%
Sieyuan Electric Co. Ltd., Class A	3.2%
Chroma ATE, Inc.	3.1%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by
contacting
us at 866-876-
8294
.
Ashmore Funds

Ashmore Emerging Markets Frontier Equity Fund
Class A/EFEAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Frontier Equity Fund (“Fund”)

for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Frontier Equity Fund (Class A/EFEAX)	$ 92	1.81%
Key Fund Statistics as of April 30, 2026
Fund net assets	$ 106,413,528
Total number of portfolio holdings	52
Portfolio turnover rate	52%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
TOP TEN HOLDINGS
Banca Transilvania S.A.	4.7%
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)	4.6%
Kaspi.KZ JSC ADR	3.6%
Credicorp Ltd.	3.2%
Vinhomes JSC	3.0%
Nova Ljubljanska Banka dd GDR (Registered)	2.5%
Qatar National Bank QPSC	2.5%
First Abu Dhabi Bank PJSC	2.5%
Attijariwafa Bank	2.5%
Vingroup JSC	2.3%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Frontier Equity Fund
Class C/EFECX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Frontier Equity Fund (“Fund”)

for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Frontier Equity Fund (Class C/EFECX)	$ 130	2.56%
Key Fund Statistics as of April 30, 2026
Fund net assets	$ 106,413,528
Total number of portfolio holdings	52
Portfolio turnover rate	52%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
TOP TEN HOLDINGS
Banca Transilvania S.A.	4.7%
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)	4.6%
Kaspi.KZ JSC ADR	3.6%
Credicorp Ltd.	3.2%
Vinhomes JSC	3.0%
Nova Ljubljanska Banka dd GDR (Registered)	2.5%
Qatar National Bank QPSC	2.5%
First Abu Dhabi Bank PJSC	2.5%
Attijariwafa Bank	2.5%
Vingroup JSC	2.3%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Frontier Equity Fund
Institutional Class/EFEIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Frontier Equity Fund (“Fund”)

for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Frontier Equity Fund (Institutional Class/EFEIX)	$ 79	1.56%
Key Fund Statistics as of April 30, 2026
Fund net assets	$ 106,413,528
Total number of portfolio holdings	52
Portfolio turnover rate	52%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
TOP TEN HOLDINGS
Banca Transilvania S.A.	4.7%
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)	4.6%
Kaspi.KZ JSC ADR	3.6%
Credicorp Ltd.	3.2%
Vinhomes JSC	3.0%
Nova Ljubljanska Banka dd GDR (Registered)	2.5%
Qatar National Bank QPSC	2.5%
First Abu Dhabi Bank PJSC	2.5%
Attijariwafa Bank	2.5%
Vingroup JSC	2.3%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Equity Fund
Class A/EMEAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity Fund (“Fund”)

for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity Fund (Class A/EMEAX)	$ 72	1.31%
Key Fund Statistics as of April 30, 2026
Fund net assets	$ 307,359,687
Total number of portfolio holdings	68
Portfolio turnover rate	39%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	14.1%
SK hynix, Inc.	5.5%
Tencent Holdings Ltd.	5.4%
HDFC Bank Ltd. ADR	3.2%
Samsung Electronics Co. Ltd.	3.0%
AIA Group Ltd.	2.3%
SK Square Co. Ltd.	2.3%
NetEase, Inc. ADR	1.8%
Rede D'Or Sao Luiz S.A.	1.8%
Hansol Chemical Co. Ltd.	1.8%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Equity Fund
Class C/EMECX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity Fund (“Fund”)

for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity Fund (Class C/EMECX)	$ 112	2.06%
Key Fund Statistics as of April 30, 2026
Fund net assets	$ 307,359,687
Total number of portfolio holdings	68
Portfolio turnover rate	39%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	14.1%
SK hynix, Inc.	5.5%
Tencent Holdings Ltd.	5.4%
HDFC Bank Ltd. ADR	3.2%
Samsung Electronics Co. Ltd.	3.0%
AIA Group Ltd.	2.3%
SK Square Co. Ltd.	2.3%
NetEase, Inc. ADR	1.8%
Rede D'Or Sao Luiz S.A.	1.8%
Hansol Chemical Co. Ltd.	1.8%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Equity Fund
Institutional Class/EMFIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity Fund (“Fund”)

for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity Fund (Institutional Class/EMFIX)	$ 58	1.06%
Key Fund Statistics as of April 30, 2026
Fund net assets	$ 307,359,687
Total number of portfolio holdings	68
Portfolio turnover rate	39%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	14.1%
SK hynix, Inc.	5.5%
Tencent Holdings Ltd.	5.4%
HDFC Bank Ltd. ADR	3.2%
Samsung Electronics Co. Ltd.	3.0%
AIA Group Ltd.	2.3%
SK Square Co. Ltd.	2.3%
NetEase, Inc. ADR	1.8%
Rede D'Or Sao Luiz S.A.	1.8%
Hansol Chemical Co. Ltd.	1.8%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Equity ESG Fund
Class A/ESAGX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity ESG Fund (“Fund”)

for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ESG Fund (Class A/ESAGX)	$ 74	1.27%
Key Fund Statistics as of April 30, 2026
Fund net assets	$ 19,375,982
Total number of portfolio holdings	50
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	15.4%
Tencent Holdings Ltd.	5.7%
SK hynix, Inc.	5.5%
HDFC Bank Ltd. ADR	3.8%
AIA Group Ltd.	3.8%
Samsung Electronics Co. Ltd.	3.7%
SK Square Co. Ltd.	3.0%
Contemporary Amperex Technology Co. Ltd., Class A	2.7%
DB Insurance Co. Ltd.	2.2%
Rede D'Or Sao Luiz S.A.	2.1%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Equity ESG Fund
Class C/ESCGX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity ESG Fund (“Fund”)

for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ESG Fund (Class C/ESCGX)	$ 118	2.02%
Key Fund Statistics as of April 30, 2026
Fund net assets	$ 19,375,982
Total number of portfolio holdings	50
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	15.4%
Tencent Holdings Ltd.	5.7%
SK hynix, Inc.	5.5%
HDFC Bank Ltd. ADR	3.8%
AIA Group Ltd.	3.8%
Samsung Electronics Co. Ltd.	3.7%
SK Square Co. Ltd.	3.0%
Contemporary Amperex Technology Co. Ltd., Class A	2.7%
DB Insurance Co. Ltd.	2.2%
Rede D'Or Sao Luiz S.A.	2.1%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Equity ESG Fund
Institutional Class/ESIGX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity ESG Fund (“Fund”)

for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ESG Fund (Institutional Class/ESIGX)	$ 62	1.06%
Key Fund Statistics as of April 30, 2026
Fund net assets	$ 19,375,982
Total number of portfolio holdings	50
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	15.4%
Tencent Holdings Ltd.	5.7%
SK hynix, Inc.	5.5%
HDFC Bank Ltd. ADR	3.8%
AIA Group Ltd.	3.8%
Samsung Electronics Co. Ltd.	3.7%
SK Square Co. Ltd.	3.0%
Contemporary Amperex Technology Co. Ltd., Class A	2.7%
DB Insurance Co. Ltd.	2.2%
Rede D'Or Sao Luiz S.A.	2.1%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Debt Fund
Class A/IGAEX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Debt Fund (“Fund”)

for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Debt Fund (Class A/IGAEX)	$ 53	1.05%
Key Fund Statistics as of April 30, 2026
Fund net assets	$ 11,696,965
Total number of portfolio holdings	102
Portfolio turnover rate	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of April 30, 2026.
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Debt Fund
Class C/IGCEX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Debt Fund (“Fund”)

for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Debt Fund (Class C/IGCEX)	$ 91	1.80%
Key Fund Statistics as of April 30, 2026
Fund net assets	$ 11,696,965
Total number of portfolio holdings	102
Portfolio turnover rate	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of April 30, 2026.
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Debt Fund
Institutional Class/IGIEX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Debt Fund (“Fund”)

for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Debt Fund (Institutional Class/IGIEX)	$ 40	0.78%
Key Fund Statistics as of April 30, 2026
Fund net assets	$ 11,696,965
Total number of portfolio holdings	102
Portfolio turnover rate	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of April 30, 2026.
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Equity ex China Fund
Class A/EMXAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity ex China Fund (“Fund”)

for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ex China Fund (Class A/EMXAX)	$ 73	1.27%
Key Fund Statistics as of April 30, 2026
Fund net assets	$ 12,336,703
Total number of portfolio holdings	57
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	14.9%
SK Square Co. Ltd.	4.7%
Samsung Electronics Co. Ltd.	4.5%
SK hynix, Inc.	4.4%
HDFC Bank Ltd. ADR	3.7%
Hansol Chemical Co. Ltd.	2.3%
Rede D'Or Sao Luiz S.A.	2.3%
Lotes Co. Ltd.	2.0%
DB Insurance Co. Ltd.	1.8%
Allegro.eu S.A.	1.8%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Equity ex China Fund
Class C/EMXCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity ex China Fund (“Fund”)

for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ex China Fund (Class C/EMXCX)	$ 115	2.02%
Key Fund Statistics as of April 30, 2026
Fund net assets	$ 12,336,703
Total number of portfolio holdings	57
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	14.9%
SK Square Co. Ltd.	4.7%
Samsung Electronics Co. Ltd.	4.5%
SK hynix, Inc.	4.4%
HDFC Bank Ltd. ADR	3.7%
Hansol Chemical Co. Ltd.	2.3%
Rede D'Or Sao Luiz S.A.	2.3%
Lotes Co. Ltd.	2.0%
DB Insurance Co. Ltd.	1.8%
Allegro.eu S.A.	1.8%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Equity ex China Fund
Institutional Class/EMXIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity ex China Fund (“Fund”)

for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ex China Fund (Institutional Class/EMXIX)	$ 61	1.06%
Key Fund Statistics as of April 30, 2026
Fund net assets	$ 12,336,703
Total number of portfolio holdings	57
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	14.9%
SK Square Co. Ltd.	4.7%
Samsung Electronics Co. Ltd.	4.5%
SK hynix, Inc.	4.4%
HDFC Bank Ltd. ADR	3.7%
Hansol Chemical Co. Ltd.	2.3%
Rede D'Or Sao Luiz S.A.	2.3%
Lotes Co. Ltd.	2.0%
DB Insurance Co. Ltd.	1.8%
Allegro.eu S.A.	1.8%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the Financial Statements filed under Item 7 of this report on Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Financial Statements are filed herewith.

(b) The Financial Highlights are filed herewith.

ASHMORE FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION
April 30, 2026

ASHMORE FUNDS

(This page intentionally left blank)

ASHMORE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
As of April 30, 2026 (Unaudited)
	Ashmore Emerging Markets Total Return Fund	Ashmore Emerging Markets Local Currency Bond Fund	Ashmore Emerging Markets Corporate Income Fund	Ashmore Emerging Markets Short Duration Fund
ASSETS:
Investments in securities, at value	$27,037,127	$9,393,860	$16,586,564	$28,725,583
Deposits with broker for futures contracts	—	—	130,089	—
Cash	987,462	128,512	66,171	251,948
Foreign currency, at value	130,722	95,752	1,558	2,258
Unrealized appreciation on forward foreign currency exchange contracts	91,857	48,106	3,322	—
Due from broker	93,815	102,883	—	—
Receivable for securities and currencies sold	86,170	66,288	1,731	44,192
Receivable for fund shares sold	10	—	2,376	—
Receivable from Investment Manager	23,541	14,636	13,786	15,123
Interest and dividends receivable	302,668	152,487	231,112	213,483
Other assets	22,606	23,225	22,492	24,210
Total Assets	28,775,978	10,025,749	17,059,201	29,276,797
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	119,271	33,529	2,418	—
Variation margin payable on centrally cleared swap contracts	5,200	85	—	—
Payable for securities and currencies purchased	4,783	969	1	3
Payable for fund shares redeemed	10	—	42,368	380
Distributions payable	37,021	—	29,423	40,322
Due to broker	337,666	46,028	—	—
Investment Manager fee payable	24,029	6,137	11,829	15,550
Trustees’ fees payable	9,739	1,554	2,857	4,667
Deferred foreign capital gains taxes payable	—	—	—	—
Administration fees payable	1,400	489	569	1,364
Custody fees payable	27,557	20,394	8,449	6,169
Professional fees payable	82,729	28,032	39,488	92,200
Regulatory fees payable	5,461	2,985	3,229	3,446
Other liabilities	—	—	—	—
Total Liabilities	654,866	140,202	140,631	164,101
Net Assets	$28,121,112	$9,885,547	$16,918,570	$29,112,696
NET ASSETS:
Paid in capital	$496,911,321	$10,620,679	$181,687,862	$439,290,943
Distributable earnings/(Accumulated loss)	(468,790,209)	(735,132)	(164,769,292)	(410,178,247)
Net Assets	$28,121,112	$9,885,547	$16,918,570	$29,112,696
Net Assets:
Class A	$1,028,894	$112,642	$2,120,608	$1,207,267
Class C	44,925	5,318	571,479	91,344
Institutional Class	27,047,293	9,767,587	14,226,483	27,814,085
Shares Issued and Outstanding (no par value, unlimited shares authorized):
Class A	196,479	17,126	389,098	251,049
Class C	8,616	845	105,183	19,900
Institutional Class	5,085,535	1,394,252	2,504,007	5,889,114
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding):
Class A	$5.24	$6.58	$5.45	$4.81
Class C	5.21	6.29	5.43	4.59
Institutional Class	5.32	7.01	5.68	4.72
Cost of Investments in securities	$36,625,852	$9,283,991	$27,173,353	$29,967,167
Cost of foreign currency held	$(39,316)	$95,557	$1,554	$2,258
See accompanying notes to the financial statements.

Ashmore Emerging Markets Active Equity Fund	Ashmore Emerging Markets Frontier Equity Fund	Ashmore Emerging Markets Equity Fund	Ashmore Emerging Markets Equity ESG Fund	Ashmore Emerging Markets Debt Fund	Ashmore Emerging Markets Equity ex China Fund

$5,633,899	$101,281,613	$298,942,670	$18,610,161	$11,514,904	$11,906,803
—	—	—	—	—	—
144,387	4,745,057	10,867,059	698,781	113,334	495,083
—	225,567	50,692	139	1,299	2,592
—	—	—	—	14	—
—	—	—	—	—	—
65,410	1,405,357	963,417	166,682	—	63,752
—	—	79,241	—	—	—
12,079	39,138	59,597	10,547	9,835	10,017
8,804	517,074	138,246	9,760	125,094	7,185
1,932	1,989	20,037	10,620	1,803	4,994
5,866,511	108,215,795	311,120,959	19,506,690	11,766,283	12,490,426

—	—	—	—	—	—
—	—	—	—	—	—
63,503	1,450,024	3,075,071	45,599	—	102,440
—	29,465	164,275	—	—	—
—	—	—	—	13,228	—
—	—	—	—	—	—
4,573	130,310	239,534	15,217	6,202	9,498
1,721	16,094	38,268	2,600	2,973	1,532
—	50,515	33,348	18,402	—	1,410
212	5,414	15,084	951	423	584
10,039	43,391	38,192	5,686	4,153	4,840
39,150	66,308	150,967	39,917	36,034	31,200
2,388	4,022	6,533	2,336	3,226	2,219
6,321	6,724	—	—	3,079	—
127,907	1,802,267	3,761,272	130,708	69,318	153,723
$5,738,604	$106,413,528	$307,359,687	$19,375,982	$11,696,965	$12,336,703

$22,193,686	$86,866,349	$210,623,563	$12,213,900	$13,232,240	$7,826,690
(16,455,082)	19,547,179	96,736,124	7,162,082	(1,535,275)	4,510,013
$5,738,604	$106,413,528	$307,359,687	$19,375,982	$11,696,965	$12,336,703

$15,024	$803,089	$58,325,770	$1,912	$1,114	$1,223
1,952	385,312	1,004,408	1,837	1,081	1,183
5,721,628	105,225,127	248,029,509	19,372,233	11,694,770	12,334,297

1,402	70,058	3,306,995	119	122	78
189	35,637	62,169	118	119	75
527,358	7,641,507	14,596,577	1,190,429	1,282,149	778,512

$10.71	$11.46	$17.64	$16.26	$9.10	$15.80
10.31	10.81	16.16	15.49	9.10	15.64
10.85	13.77	16.99	16.27	9.12	15.84
$4,889,150	$88,007,417	$217,470,735	$12,460,481	$10,677,957	$8,115,038
$—	$225,271	$50,691	$139	$1,299	$2,592
See accompanying notes to the financial statements.

ASHMORE FUNDS
STATEMENTS OF OPERATIONS
For the Six Month Period Ended April 30, 2026 (Unaudited)
	Ashmore Emerging Markets Total Return Fund	Ashmore Emerging Markets Local Currency Bond Fund	Ashmore Emerging Markets Corporate Income Fund	Ashmore Emerging Markets Short Duration Fund
INVESTMENT INCOME:
Interest, net of foreign tax withholdings*	$2,237,655	$338,285	$1,090,877	$1,765,659
Dividends, net of foreign tax withholdings*	—	—	—	—
Tax reclaims	178,588	—	—	—
Total Income	2,416,243	338,285	1,090,877	1,765,659
EXPENSES:
Investment Manager fees	248,153	36,947	74,840	96,689
Administration fees	4,963	985	1,761	2,975
Custody fees	33,701	22,729	8,015	6,458
Professional fees	130,385	23,052	49,671	173,640
Trustees’ fees	12,495	2,273	4,089	6,832
Offering expenses and registration fees	21,842	21,414	21,483	22,093
Insurance fees	4,807	558	951	2,014
Printing fees	5,739	4,404	5,680	4,821
Distribution and servicing fees - Class A	1,195	162	2,766	1,662
Distribution and servicing fees - Class C	863	26	2,930	506
Regulatory fees	13,871	9,493	9,915	10,349
Total Expenses	478,014	122,043	182,101	328,039
Less expenses reimbursed by the Investment Manager	(146,999)	(82,067)	(78,060)	(87,673)
Net Expenses	331,015	39,976	104,041	240,366
Net Investment Income	2,085,228	298,309	986,836	1,525,293
NET REALIZED AND UNREALIZED GAINS (LOSSES):
NET REALIZED GAIN (LOSS) ON:
Investments in securities (net of increase (decrease) in deferred foreign taxes of $(14,666), $(1,158), $-, $-, $(17,869), $(46,435), $(2,651), $4,780, $-, and $(819), respectively)	(5,501,840)	80,878	(4,525,515)	(9,928,923)
Futures contracts	—	—	3,753	—
Forward foreign currency exchange contracts	(69,024)	39,663	7,346	—
Interest rate swap contracts	(67,070)	(2,293)	(657)	—
Foreign exchange transactions	592,183	39,685	5,961	(26)
Credit default swap contracts	2,039	913	(26,396)	—
Net Realized Gain (Loss)	(5,043,712)	158,846	(4,535,508)	(9,928,949)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities (net of increase (decrease) in deferred foreign taxes of $-, $-, $-, $-, $12,900, $113,845, $123,064, $11,235, $-, and $9,569, respectively)	5,138,756	(146,624)	4,137,206	8,961,798
Futures contracts	—	—	23,000	—
Forward foreign currency exchange contracts	110,416	22,228	(4,407)	—
Interest rate swap contracts	27,223	(28,986)	—	—
Foreign exchange translations	(7,317)	(3,189)	101	(1)
Change in Net Unrealized Appreciation (Depreciation)	5,269,078	(156,571)	4,155,900	8,961,797
Net Realized and Unrealized Gains (Losses)	225,366	2,275	(379,608)	(967,152)
Net Increase in Net Assets Resulting from Operations	$2,310,594	$300,584	$607,228	$558,141
* Foreign Tax Withholdings	$(184,170)	$6,846	$3,316	$6,241
See accompanying notes to the financial statements.

Ashmore Emerging Markets Active Equity Fund	Ashmore Emerging Markets Frontier Equity Fund	Ashmore Emerging Markets Equity Fund	Ashmore Emerging Markets Equity ESG Fund	Ashmore Emerging Markets Debt Fund	Ashmore Emerging Markets Equity ex China Fund

$7,754	$73,488	$112,311	$8,052	$422,585	$4,029
36,979	1,661,182	1,873,624	119,725	—	85,703
—	—	—	—	—	—
44,733	1,734,670	1,985,935	127,777	422,585	89,732

37,197	791,749	1,316,814	86,197	43,289	51,867
744	10,556	26,334	1,724	1,332	1,037
14,587	89,791	67,551	7,453	3,987	7,332
25,996	85,422	172,841	29,802	36,121	26,865
1,990	24,324	57,951	3,894	3,483	2,331
25,797	26,408	42,467	10,251	10,132	11,783
1,342	5,703	10,242	767	1,191	428
4,270	7,168	11,682	4,387	4,386	4,387
20	1,253	62,654	2	2	2
9	1,717	1,935	8	6	5
8,156	11,558	17,602	8,228	10,073	7,976
120,108	1,055,649	1,788,073	152,713	114,002	114,013
(80,480)	(230,526)	(331,739)	(61,553)	(61,995)	(59,152)
39,628	825,123	1,456,334	91,160	52,007	54,861
5,105	909,547	529,601	36,617	370,578	34,871

915,500	7,032,360	27,773,505	1,882,284	890,820	1,344,523
—	—	—	—	—	—
—	414	—	(4)	(6,887)	—
—	—	—	—	—	—
(11,905)	(153,989)	(149,427)	(4,564)	20	(6,437)
—	—	—	—	53	—
903,595	6,878,785	27,624,078	1,877,716	884,006	1,338,086

(687,536)	(2,599,655)	23,409,521	1,030,722	(677,796)	1,548,050
—	—	—	—	—	—
—	—	—	—	6,594	—
—	—	—	—	—	—
349	342	6,651	696	—	465
(687,187)	(2,599,313)	23,416,172	1,031,418	(671,202)	1,548,515
216,408	4,279,472	51,040,250	2,909,134	212,804	2,886,601
$221,513	$5,189,019	$51,569,851	$2,945,751	$583,382	$2,921,472
$6,183	$125,169	$239,869	$15,792	$(3,723)	$11,872
See accompanying notes to the financial statements.

ASHMORE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Month Period Ended April 30, 2026 (Unaudited) and the Fiscal Year Ended October 31, 2025
	Ashmore Emerging Markets Total Return Fund		Ashmore Emerging Markets Local Currency Bond Fund
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$2,085,228	$4,791,423	$298,309	$609,620
Net realized gain (loss)	(5,043,712)	(8,165,729)	158,846	(12,304)
Net change in unrealized appreciation (depreciation)	5,269,078	12,740,339	(156,571)	507,192
Net Increase in Net Assets Resulting from Operations	2,310,594	9,366,033	300,584	1,104,508
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(37,626)	(67,576)	(4,150)	(14,687)
Class C	(7,486)	(20,083)	(189)	(272)
Institutional Class	(1,988,477)	(4,428,273)	(337,318)	(502,727)
Total Distributions to Shareholders	(2,033,589)	(4,515,932)	(341,657)	(517,686)
TAX RETURN OF CAPITAL DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(1,219)	—	—
Class C	—	(365)	—	—
Institutional Class	—	(86,825)	—	—
Total Tax Return of Capital Distributions to Shareholders	—	(88,409)	—	—
FUND SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Class A share transactions	36,449	(555,286)	(157,741)	8,493
Net increase (decrease) in net assets resulting from Class C share transactions	(372,401)	(200,978)	176	254
Net increase (decrease) in net assets resulting from Institutional Class share transactions	(48,148,504)	(21,126,743)	241,892	(102,416)
Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions	(48,484,456)	(21,883,007)	84,327	(93,669)
Total Increase (Decrease) in Net Assets	(48,207,451)	(17,121,315)	43,254	493,153
NET ASSETS:
Net Assets at the Beginning of period	76,328,563	93,449,878	9,842,293	9,349,140
Net Assets at the End of period	$28,121,112	$76,328,563	$9,885,547	$9,842,293
See accompanying notes to the financial statements.

Ashmore Emerging Markets Corporate Income Fund		Ashmore Emerging Markets Short Duration Fund		Ashmore Emerging Markets Active Equity Fund
2026	2025	2026	2025	2026	2025

$986,836	$1,426,909	$1,525,293	$1,036,731	$5,105	$226,161
(4,535,508)	(6,135,089)	(9,928,949)	(12,789,756)	903,595	4,313,593
4,155,900	6,271,995	8,961,797	13,499,330	(687,187)	(563,219)
607,228	1,563,815	558,141	1,746,305	221,513	3,976,535

(120,153)	(166,894)	(66,031)	(52,683)	(701)	(665)
(29,658)	(47,866)	(4,833)	(3,074)	(79)	(25)
(835,355)	(1,199,898)	(1,452,369)	(1,107,706)	(620,337)	(478,053)
(985,166)	(1,414,658)	(1,523,233)	(1,163,463)	(621,117)	(478,743)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

(175,875)	(701,214)	(203,274)	(300,767)	(107)	(29,955)
(46,476)	(569,789)	(14,209)	(10,515)	56	17
(1,199,170)	(7,407,499)	(890,167)	(1,233,006)	(7,707,110)	(12,261,042)
(1,421,521)	(8,678,502)	(1,107,650)	(1,544,288)	(7,707,161)	(12,290,980)
(1,799,459)	(8,529,345)	(2,072,742)	(961,446)	(8,106,765)	(8,793,188)

18,718,029	27,247,374	31,185,438	32,146,884	13,845,369	22,638,557
$16,918,570	$18,718,029	$29,112,696	$31,185,438	$5,738,604	$13,845,369
See accompanying notes to the financial statements.

ASHMORE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Month Period Ended April 30, 2026 (Unaudited) and the Fiscal Year Ended October 31, 2025
	Ashmore Emerging Markets Frontier Equity Fund		Ashmore Emerging Markets Equity Fund
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$909,547	$1,786,410	$529,601	$1,363,248
Net realized gain (loss)	6,878,785	9,565,934	27,624,078	3,702,741
Net change in unrealized appreciation (depreciation)	(2,599,313)	4,291,238	23,416,172	44,679,758
Net Increase in Net Assets Resulting from Operations	5,189,019	15,643,582	51,569,851	49,745,747
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(147,203)	(40,526)	(559,516)	(259,209)
Class C	(37,942)	(5,685)	(765)	(188)
Institutional Class	(9,621,625)	(1,626,141)	(2,500,578)	(1,281,179)
Total Distributions to Shareholders	(9,806,770)	(1,672,352)	(3,060,859)	(1,540,576)
TAX RETURN OF CAPITAL DISTRIBUTIONS TO SHAREHOLDERS:
FUND SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Class A share transactions	(600,578)	(1,172,324)	2,157,141	1,144,586
Net increase (decrease) in net assets resulting from Class C share transactions	68,033	27,300	865,234	188
Net increase (decrease) in net assets resulting from Institutional Class share transactions	10,195,311	(470,571)	11,756,820	32,165,509
Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions	9,662,766	(1,615,595)	14,779,195	33,310,283
Total Increase (Decrease) in Net Assets	5,045,015	12,355,635	63,288,187	81,515,454
NET ASSETS:
Net Assets at the Beginning of period	101,368,513	89,012,878	244,071,500	162,556,046
Net Assets at the End of period	$106,413,528	$101,368,513	$307,359,687	$244,071,500
See accompanying notes to the financial statements.

Ashmore Emerging Markets Equity ESG Fund		Ashmore Emerging Markets Debt Fund		Ashmore Emerging Markets Equity ex China Fund
2026	2025	2026	2025	2026	2025

$36,617	$97,423	$370,578	$1,178,010	$34,871	$74,258
1,877,716	242,049	884,006	185,091	1,338,086	(199,602)
1,031,418	3,370,917	(671,202)	1,292,526	1,548,515	2,238,598
2,945,751	3,710,389	583,382	2,655,627	2,921,472	2,113,254

(27)	(8)	(32)	(55)	(40)	(5)
(23)	(1)	(27)	(47)	(37)	(4)
(283,021)	(112,335)	(398,097)	(1,126,396)	(407,033)	(57,898)
(283,071)	(112,344)	(398,156)	(1,126,498)	(407,110)	(57,907)

19	5	22	38	28	4
16	1	19	32	26	3
198,115	78,634	(10,211,057)	777,850	284,923	40,527
198,150	78,640	(10,211,016)	777,920	284,977	40,534
2,860,830	3,676,685	(10,025,790)	2,307,049	2,799,339	2,095,881

16,515,152	12,838,467	21,722,755	19,415,706	9,537,364	7,441,483
$19,375,982	$16,515,152	$11,696,965	$21,722,755	$12,336,703	$9,537,364
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Total Return Fund
	Class A
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of period	$5.20	$4.89	$4.55	$4.32	$6.60	$6.80
Income (loss) from investment operations:
Net investment income[1]	0.21	0.28	0.27	0.27	0.32	0.33
Net realized and unrealized gain (loss)	0.04	0.29	0.33	0.23	(2.30)	(0.20)
Total from investment operations	0.25	0.57	0.60	0.50	(1.98)	0.13
Less distributions:
From net investment income	(0.21)	(0.26)	(0.11)	(0.26)	(0.05)	(0.31)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	(—)[2]	(0.15)	(0.01)	(0.25)	(0.02)
Total distributions	(0.21)	(0.26)	(0.26)	(0.27)	(0.30)	(0.33)
Net asset value at end of period	$5.24	$5.20	$4.89	$4.55	$4.32	$6.60
Total return[3]	5.00%	12.14%	13.38%	11.65%	(30.79)%	1.68%
Portfolio turnover rate[4]	21%	43%	42%	56%	32%	54%
Net assets, end of period (in thousands)	$1,029	$988	$1,467	$1,446	$1,920	$5,917
Ratios to average net assets:[5]
Total expenses to average net assets:
Expenses before reimbursements	2.24%[6]	1.88%[6,7]	1.65%[6]	1.48%[6]	1.42%	1.37%[6]
Expenses after reimbursements	1.57%[6]	1.46%[6,7]	1.32%[6]	1.28%[6]	1.27%	1.28%[6]
Net investment income to average net assets:
Net investment income before reimbursements	7.43%[6]	5.17%[6,7]	5.21%[6]	5.61%[6]	5.50%	4.53%[6]
Net investment income after reimbursements	8.10%[6]	5.59%[6,7]	5.54%[6]	5.81%[6]	5.65%	4.62%[6]
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Total Return Fund
	Class C
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of period	$5.18	$4.87	$4.54	$4.30	$6.58	$6.78
Income (loss) from investment operations:
Net investment income[1]	0.23	0.24	0.23	0.24	0.27	0.27
Net realized and unrealized gain (loss)	(0.01)	0.29	0.33	0.24	(2.29)	(0.19)
Total from investment operations	0.22	0.53	0.56	0.48	(2.02)	0.08
Less distributions:
From net investment income	(0.19)	(0.22)	(0.10)	(0.23)	(0.04)	(0.26)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	(—)[2]	(0.13)	(0.01)	(0.22)	(0.02)
Total distributions	(0.19)	(0.22)	(0.23)	(0.24)	(0.26)	(0.28)
Net asset value at end of period	$5.21	$5.18	$4.87	$4.54	$4.30	$6.58
Total return[3]	4.42%	11.33%	12.34%	11.14%	(31.39)%	0.93%
Portfolio turnover rate[4]	21%	43%	42%	56%	32%	54%
Net assets, end of period (in thousands)	$45	$415	$593	$815	$1,080	$2,386
Ratios to average net assets:[5]
Total expenses to average net assets:
Expenses before reimbursements	2.89%[8]	2.62%[8,9]	2.40%[8]	2.24%[8]	2.17%	2.12%[8]
Expenses after reimbursements	2.36%[8]	2.21%[8,9]	2.07%[8]	2.03%[8]	2.02%	2.03%[8]
Net investment income to average net assets:
Net investment income before reimbursements	8.36%[8]	4.41%[8,9]	4.43%[8]	4.85%[8]	4.74%	3.76%[8]
Net investment income after reimbursements	8.89%[8]	4.82%[8,9]	4.76%[8]	5.06%[8]	4.89%	3.85%[8]
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Total Return Fund
	Institutional Class
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of period	$5.28	$4.96	$4.62	$4.38	$6.70	$6.90
Income (loss) from investment operations:
Net investment income[1]	0.22	0.29	0.28	0.29	0.33	0.35
Net realized and unrealized gain (loss)	0.04	0.31	0.34	0.24	(2.34)	(0.20)
Total from investment operations	0.26	0.60	0.62	0.53	(2.01)	0.15
Less distributions:
From net investment income	(0.22)	(0.27)	(0.12)	(0.28)	(0.05)	(0.33)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	(0.01)	(0.16)	(0.01)	(0.26)	(0.02)
Total distributions	(0.22)	(0.28)	(0.28)	(0.29)	(0.31)	(0.35)
Net asset value at end of period	$5.32	$5.28	$4.96	$4.62	$4.38	$6.70
Total return[3]	5.08%	12.54%	13.52%	12.06%	(30.74)%	1.94%
Portfolio turnover rate[4]	21%	43%	42%	56%	32%	54%
Net assets, end of period (in thousands)	$27,047	$74,926	$91,390	$450,339	$488,864	$1,216,666
Ratios to average net assets:[5]
Total expenses to average net assets:
Expenses before reimbursements	1.92%[10]	1.62%[10,11]	1.34%[10]	1.24%[10]	1.17%	1.12%[10]
Expenses after reimbursements	1.33%[10]	1.21%[10,11]	1.06%[10]	1.03%[10]	1.02%	1.03%[10]
Net investment income to average net assets:
Net investment income before reimbursements	7.82%[10]	5.43%[10,11]	5.49%[10]	5.84%[10]	5.79%	4.78%[10]
Net investment income after reimbursements	8.41%[10]	5.84%[10,11]	5.77%[10]	6.05%[10]	5.94%	4.87%[10]

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]	Amount is less than $0.005 per share.
[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.
[4]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.
[5]	Annualized for periods less than one year.
[6]	Ratios include legal expenses of $1,423, $2,305, $740, $229 and $3,181 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2021, respectively. Expense ratios would have been lower by 0.30%, 0.18%, 0.05%, 0.01% and 0.01% and Net investment income ratios would have been higher by 0.29%, 0.18%, 0.06%, 0.01% and 0.01% excluding these expenses.
[7]	Ratios include taxation expenses of $133 that are outside of the expense cap under the expense limitation agreement for the year ended October 31, 2025. Expense ratio would have been lower by 0.01% and Net Investment Income ratio would have been higher by 0.01% excluding these expenses.
[8]	Ratios include legal expenses of $289, $780, $357, $111 and $1,113 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2021, respectively. Expense ratios would have been lower by 0.34%, 0.18%, 0.05%, 0.01% and 0.01% and Net investment income ratios would have been higher by 0.34%, 0.18%, 0.05%, 0.01% and 0.01% excluding these expenses.
[9]	Ratios include taxation expenses of $45 that are outside of the expense cap under the expense limitation agreement for the year ended October 31, 2025. Expense ratio would have been lower by 0.01% and Net Investment Income ratio would have been higher by 0.01% excluding these expenses.
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
[10]	Ratios include legal expenses of $74,129, $142,895, $64,931, $59,051 and $433,533 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2021, respectively. Expense ratios would have been lower by 0.31%, 0.18%, 0.04%, 0.01% and 0.01% and Net investment income ratios would have been higher by 0.30%, 0.18%, 0.04%, 0.01% and 0.01% excluding these expenses.
[11]	Ratios include taxation expenses of $8,225 that are outside of the expense cap under the expense limitation agreement for the year ended October 31, 2025. Expense ratio would have been lower by 0.01% and Net Investment Income ratio would have been higher by 0.01% excluding these expenses.
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Local Currency Bond Fund
	Class A
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of period	$6.63	$6.26	$6.12	$5.62	$6.92	$6.86
Income (loss) from investment operations:
Net investment income[1]	0.19	0.50	0.40	0.38	0.32	0.28
Net realized and unrealized gain (loss)	—	0.24	0.10	0.30	(1.53)	(0.22)
Total from investment operations	0.19	0.74	0.50	0.68	(1.21)	0.06
Less distributions:
From net investment income	(0.24)	(0.37)	(0.36)	(0.18)	—	—
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	—	—	(0.09)	—
Total distributions	(0.24)	(0.37)	(0.36)	(0.18)	(0.09)	—
Net asset value at end of period	$6.58	$6.63	$6.26	$6.12	$5.62	$6.92
Total return[2]	2.93%	12.15%	8.31%	12.11%	(17.75)%	0.87%
Portfolio turnover rate[3]	38%	55%	59%	79%	53%	34%
Net assets, end of period (in thousands)	$113	$270	$246	$1,197	$1,248	$1,592
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.71%[5]	2.92%[5]	2.62%	2.89%	3.10%	2.97%
Expenses after reimbursements	1.06%[5]	1.05%[5]	1.02%	1.07%	1.22%	1.22%
Net investment income to average net assets:
Net investment income before reimbursements	4.15%[5]	4.38%[5]	4.57%	4.23%	3.16%	2.11%
Net investment income after reimbursements	5.80%[5]	6.25%[5]	6.17%	6.05%	5.04%	3.86%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Local Currency Bond Fund
	Class C
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of period	$6.36	$6.04	$5.95	$5.44	$6.75	$6.74
Income (loss) from investment operations:
Net investment income[1]	0.16	0.56	0.34	0.32	0.30	0.22
Net realized and unrealized gain (loss)	—	0.11	0.10	0.30	(1.53)	(0.21)
Total from investment operations	0.16	0.67	0.44	0.62	(1.23)	0.01
Less distributions:
From net investment income	(0.23)	(0.35)	(0.35)	(0.11)	—	—
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	—	—	(0.08)	—
Total distributions	(0.23)	(0.35)	(0.35)	(0.11)	(0.08)	—
Net asset value at end of period	$6.29	$6.36	$6.04	$5.95	$5.44	$6.75
Total return[2]	2.53%	11.35%	7.36%	11.41%	(18.30)%	0.15%
Portfolio turnover rate[3]	38%	55%	59%	79%	53%	34%
Net assets, end of period (in thousands)	$5	$5	$5	$1	$2	$25
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	3.47%[6]	3.69%[6]	3.57%	3.59%	3.74%	3.75%
Expenses after reimbursements	1.83%[6]	1.79%[6]	1.77%	1.82%	1.97%	1.97%
Net investment income to average net assets:
Net investment income before reimbursements	3.40%[6]	3.63%[6]	3.72%	3.52%	2.85%	1.35%
Net investment income after reimbursements	5.04%[6]	5.53%[6]	5.52%	5.29%	4.62%	3.13%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Local Currency Bond Fund
	Institutional Class
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of period	$7.04	$6.61	$6.44	$5.90	$7.24	$7.16
Income (loss) from investment operations:
Net investment income[1]	0.21	0.44	0.44	0.43	0.35	0.31
Net realized and unrealized gain (loss)	0.01	0.37	0.10	0.30	(1.60)	(0.23)
Total from investment operations	0.22	0.81	0.54	0.73	(1.25)	0.08
Less distributions:
From net investment income	(0.25)	(0.38)	(0.37)	(0.19)	—	—
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	—	—	(0.09)	—
Total distributions	(0.25)	(0.38)	(0.37)	(0.19)	(0.09)	—
Net asset value at end of period	$7.01	$7.04	$6.61	$6.44	$5.90	$7.24
Total return[2]	3.10%	12.52%	8.51%	12.33%	(17.49)%	1.12%
Portfolio turnover rate[3]	38%	55%	59%	79%	53%	34%
Net assets, end of period (in thousands)	$9,768	$9,567	$9,098	$9,108	$4,131	$6,310
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.47%[7]	2.67%[7]	2.53%	2.57%	2.83%	2.61%
Expenses after reimbursements	0.81%[7]	0.80%[7]	0.77%	0.82%	0.97%	0.97%
Net investment income to average net assets:
Net investment income before reimbursements	4.39%[7]	4.63%[7]	4.71%	4.60%	3.43%	2.46%
Net investment income after reimbursements	6.05%[7]	6.50%[7]	6.47%	6.35%	5.29%	4.10%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]	Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.
[3]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.
[4]	Annualized for periods less than one year.
[5]	Ratios include legal expenses of $24 and $89 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2026, and October 31, 2025, respectively. Expense ratios would have been lower by 0.04% and 0.03% and Net Investment Income ratios would have been higher by 0.04% and 0.03% excluding these expenses.
[6]	Ratios include legal expenses of $2 and $1 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2026, and October 31, 2025, respectively. Expense ratios would have been lower by 0.06% and 0.02% and Net Investment Income ratios would have been higher by 0.07% and 0.02% excluding these expenses.
[7]	Ratios include legal expenses of $1,830 and $1,367 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2026, and October 31, 2025, respectively. Expense ratios would have been lower by 0.04% and 0.03% and Net Investment Income ratios would have been higher by 0.05% and 0.03% excluding these expenses.
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Corporate Income Fund
	Class A
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of period	$5.56	$5.52	$5.14	$4.96	$7.53	$7.53
Income (loss) from investment operations:
Net investment income	0.29	0.35[1]	0.29[1]	0.27	0.40	0.37
Net realized and unrealized gain (loss)	(0.11)	0.03	0.38	0.31	(2.54)	—
Total from investment operations	0.18	0.38	0.67	0.58	(2.14)	0.37
Less distributions:
From net investment income	(0.29)	(0.34)	(0.29)	(0.40)	(0.42)	(0.37)
From net realized gain	—	—	—	—	(0.01)	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(0.29)	(0.34)	(0.29)	(0.40)	(0.43)	(0.37)
Net asset value at end of period	$5.45	$5.56	$5.52	$5.14	$4.96	$7.53
Total return[2]	3.47%	7.16%	13.24%	11.75%	(29.30)%	4.85%
Portfolio turnover rate[3]	36%	52%	95%	56%	55%	73%
Net assets, end of period (in thousands)	$2,121	$2,343	$3,024	$3,779	$4,742	$11,153
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements[5]	2.25%	2.04%	1.69%	1.47%	1.44%	1.55%
Expenses after reimbursements[5]	1.37%	1.28%	1.16%	1.14%	1.24%	1.43%
Net investment income to average net assets:
Net investment income before reimbursements[5]	9.99%	5.53%	4.76%	5.40%	6.62%	4.61%
Net investment income after reimbursements[5]	10.87%	6.29%	5.29%	5.73%	6.82%	4.73%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Corporate Income Fund
	Class C
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of period	$5.55	$5.50	$5.12	$4.95	$7.52	$7.51
Income (loss) from investment operations:
Net investment income	0.27	0.30[1]	0.24[1]	0.24	0.35	0.31
Net realized and unrealized gain (loss)	(0.12)	0.05	0.39	0.29	(2.53)	0.02
Total from investment operations	0.15	0.35	0.63	0.53	(2.18)	0.33
Less distributions:
From net investment income	(0.27)	(0.30)	(0.25)	(0.36)	(0.38)	(0.32)
From net realized gain	—	—	—	—	(0.01)	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(0.27)	(0.30)	(0.25)	(0.36)	(0.39)	(0.32)
Net asset value at end of period	$5.43	$5.55	$5.50	$5.12	$4.95	$7.52
Total return[2]	3.08%	6.38%	12.45%	10.75%	(29.86)%	4.25%
Portfolio turnover rate[3]	36%	52%	95%	56%	55%	73%
Net assets, end of period (in thousands)	$571	$630	$1,195	$1,492	$1,782	$5,762
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements[6]	3.00%	2.80%	2.43%	2.22%	2.20%	2.30%
Expenses after reimbursements[6]	2.12%	2.03%	1.91%	1.89%	2.01%	2.18%
Net investment income to average net assets:
Net investment income before reimbursements[6]	9.24%	4.71%	4.01%	4.65%	5.89%	3.88%
Net investment income after reimbursements[6]	10.12%	5.48%	4.53%	4.98%	6.08%	4.00%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Corporate Income Fund
	Institutional Class
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of period	$5.80	$5.75	$5.36	$5.17	$7.85	$7.84
Income (loss) from investment operations:
Net investment income	0.30	0.38[1]	0.31[1]	0.31	0.45	0.41
Net realized and unrealized gain (loss)	(0.11)	0.04	0.40	0.31	(2.66)	0.01
Total from investment operations	0.19	0.42	0.71	0.62	(2.21)	0.42
Less distributions:
From net investment income	(0.31)	(0.37)	(0.32)	(0.43)	(0.46)	(0.41)
From net realized gain	—	—	—	—	(0.01)	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(0.31)	(0.37)	(0.32)	(0.43)	(0.47)	(0.41)
Net asset value at end of period	$5.68	$5.80	$5.75	$5.36	$5.17	$7.85
Total return[2]	3.50%	7.58%	13.39%	12.06%	(29.15)%	5.24%
Portfolio turnover rate[3]	36%	52%	95%	56%	55%	73%
Net assets, end of period (in thousands)	$14,227	$15,745	$23,028	$67,689	$86,347	$277,188
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements[7]	2.00%	1.80%	1.40%	1.22%	1.20%	1.30%
Expenses after reimbursements[7]	1.12%	1.03%	0.91%	0.89%	1.01%	1.18%
Net investment income to average net assets:
Net investment income before reimbursements[7]	10.41%	5.78%	5.01%	5.65%	6.90%	4.86%
Net investment income after reimbursements[7]	11.29%	6.55%	5.50%	5.98%	7.09%	4.98%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]	Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.
[3]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.
[4]	Annualized for periods less than one year.
[5]	Ratios include legal expenses of $2,733, $4,317, $1,526, $770, $63 and $1,438 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively. Expense ratios would have been lower by 0.25%, 0.16%, 0.04%, 0.02%, 0.12% and 0.01% and Net Investment Income ratios would have been higher by 0.25%, 0.16%, 0.04%, 0.02%, 0.07% and 0.01% excluding these expenses.
[6]	Ratios include legal expenses of $721, $1,416, $600, $298, $79 and $756 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively. Expense ratios would have been lower by 0.25%, 0.16%, 0.04%, 0.02%, 0.14%, and 0.01% and Net Investment Income ratios would have been higher by 0.25%, 0.16%, 0.04%, 0.02%, 0.07% and 0.01% excluding these expenses.
[7]	Ratios include legal expenses of $18,289, $29,644, $19,803, $13,964, $3,742 and $34,379 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively. Expense ratios would have been lower by 0.25%, 0.16%, 0.04%, 0.02%, 0.14% and 0.01% and Net Investment Income ratios would have been higher by 0.26%, 0.16%,0.04%, 0.02%, 0.07% and 0.01% excluding these expenses.
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Short Duration Fund
	Class A
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of period	$4.96	$4.87	$4.78	$4.28	$6.80	$7.52
Income (loss) from investment operations:
Net investment income	0.18	0.06	0.26[1]	0.34[1]	0.32	0.44
Net realized and unrealized gain (loss)	(0.09)	0.20	0.12	0.57	(2.39)	(0.69)
Total from investment operations	0.09	0.26	0.38	0.91	(2.07)	(0.25)
Less distributions:
From net investment income	(0.24)	(0.17)	(0.29)	(0.41)	(0.34)	(0.47)
From net realized gain	—	—	—	—	(0.11)	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(0.24)	(0.17)	(0.29)	(0.41)	(0.45)	(0.47)
Net asset value at end of period	$4.81	$4.96	$4.87	$4.78	$4.28	$6.80
Total return[2]	1.85%	5.37%	8.24%	22.36%	(31.54)%	(4.07)%
Portfolio turnover rate[3]	11%	38%	47%	49%	41%	32%
Net assets, end of period (in thousands)	$1,207	$1,453	$1,728	$8,499	$2,975	$6,834
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements[5]	2.44%	2.15%	1.58%	1.37%	1.14%	1.10%
Expenses after reimbursements[5]	1.85%	1.55%	1.08%	0.99%	0.89%	1.00%
Net investment income to average net assets:
Net investment income before reimbursements[5]	9.35%	2.41%	4.99%	7.19%	6.06%	6.17%
Net investment income after reimbursements[5]	9.94%	3.01%	5.49%	7.57%	6.31%	6.27%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Short Duration Fund
	Class C
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of period	$4.74	$4.65	$4.56	$4.09	$6.53	$7.22
Income (loss) from investment operations:
Net investment income	0.14	0.05	0.19[1]	0.30[1]	0.29	0.40
Net realized and unrealized gain (loss)	(0.08)	0.16	0.15	0.54	(2.33)	(0.69)
Total from investment operations	0.06	0.21	0.34	0.84	(2.04)	(0.29)
Less distributions:
From net investment income	(0.21)	(0.12)	(0.25)	(0.37)	(0.29)	(0.40)
From net realized gain	—	—	—	—	(0.11)	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(0.21)	(0.12)	(0.25)	(0.37)	(0.40)	(0.40)
Net asset value at end of period	$4.59	$4.74	$4.65	$4.56	$4.09	$6.53
Total return[2]	1.34%	4.69%	7.60%	21.32%	(32.29)%	(4.56)%
Portfolio turnover rate[3]	11%	38%	47%	49%	41%	32%
Net assets, end of period (in thousands)	$92	$109	$117	$171	$291	$1,219
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements[6]	3.20%	2.91%	2.37%	2.11%	1.91%	1.84%
Expenses after reimbursements[6]	2.62%	2.31%	1.84%	1.74%	1.66%	1.76%
Net investment income to average net assets:
Net investment income before reimbursements[6]	8.95%	1.65%	3.68%	6.57%	5.09%	5.36%
Net investment income after reimbursements[6]	9.53%	2.25%	4.21%	6.94%	5.34%	5.44%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Short Duration Fund
	Institutional Class
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of period	$4.87	$4.79	$4.69	$4.20	$6.69	$7.40
Income (loss) from investment operations:
Net investment income	0.23	0.15	0.24[1]	0.34[1]	0.37	0.50
Net realized and unrealized gain (loss)	(0.14)	0.10	0.16	0.57	(2.40)	(0.73)
Total from investment operations	0.09	0.25	0.40	0.91	(2.03)	(0.23)
Less distributions:
From net investment income	(0.24)	(0.17)	(0.30)	(0.42)	(0.35)	(0.48)
From net realized gain	—	—	—	—	(0.11)	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(0.24)	(0.17)	(0.30)	(0.42)	(0.46)	(0.48)
Net asset value at end of period	$4.72	$4.87	$4.79	$4.69	$4.20	$6.69
Total return[2]	1.91%	5.44%	8.75%	22.63%	(31.54)%	(3.75)%
Portfolio turnover rate[3]	11%	38%	47%	49%	41%	32%
Net assets, end of period (in thousands)	$27,814	$29,623	$30,302	$51,723	$52,073	$124,954
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements[7]	2.19%	1.91%	1.37%	1.12%	0.90%	0.84%
Expenses after reimbursements[7]	1.60%	1.31%	0.85%	0.74%	0.65%	0.75%
Net investment income to average net assets:
Net investment income before reimbursements[7]	9.68%	2.65%	4.65%	7.47%	6.22%	6.38%
Net investment income after reimbursements[7]	10.27%	3.25%	5.17%	7.85%	6.47%	6.47%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]	Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.
[3]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.
[4]	Annualized for periods less than one year.
[5]	Ratios include legal expenses of $6,189, $9,684, $7,502, $5,360, $(1,101) and $10,827 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2026 and for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively. Expense ratios would have been lower by 0.93%, 0.63%, 0.16% and 0.07%, higher by 0.03% and lower by 0.08% and Net investment income ratios would have been higher by 0.93%, 0.63%, 0.16% and 0.07%, lower by 0.03% and higher by 0.08% excluding these expenses.
[6]	Ratios include legal expenses of $479, $735, $276, $141, $(46) and $1,388 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2026 and for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively. Expense ratios would have been lower by 0.95%, 0.64%,0.17% and 0.07%, higher by 0.01% and lower by 0.09% and Net investment income ratios would have been higher by 0.95% 0.64%, 0.17% and 0.07%, lower by 0.01% and higher by 0.09% excluding these expenses.
[7]	Ratios include legal expenses of $131,865, $194,857, $55,297, $34,017, $(12,847) and $182,441 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2026 and for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively. Expense ratios would have been lower by 0.93%, 0.64%, 0.18% and 0.07%, higher by 0.02% and lower by 0.08% and Net investment income ratios would have been higher by 0.93%, 0.64%,0.18% and 0.07%, lower by 0.02% and higher by 0.08% excluding these expenses.
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Active Equity Fund
	Class A
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of period	$10.01	$8.17	$6.48	$6.11	$12.55	$11.08
Income (loss) from investment operations:
Net investment income (loss)	(0.01)[1]	0.08[1]	0.08[1]	0.01[1]	0.08[1]	0.15
Net realized and unrealized gain (loss)	1.17	1.91	1.68	0.47	(3.26)	1.44
Total from investment operations	1.16	1.99	1.76	0.48	(3.18)	1.59
Less distributions:
From net investment income	(0.46)	(0.15)	(0.07)	(0.11)	(0.18)	(0.12)
From net realized gain	—	—	—	—	(3.07)	—
Tax return of capital	—	—	—	—	(0.01)	—
Total distributions	(0.46)	(0.15)	(0.07)	(0.11)	(3.26)	(0.12)
Net asset value at end of period	$10.71	$10.01	$8.17	$6.48	$6.11	$12.55
Total return[2]	12.44%	24.86%	27.22%	7.68%	(33.53)%	14.23%
Portfolio turnover rate[3]	106%	209%	237%	189%	264%	206%
Net assets, end of period (in thousands)	$15	$14	$41	$40	$804	$1,611
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	3.84%[5]	2.17%[5]	2.25%	1.69%	1.52%	1.49%
Expenses after reimbursements	1.32%[5]	1.31%[5]	1.27%	1.27%	1.27%	1.27%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(2.67)%[5]	0.07%[5]	0.08%	(0.25)%	0.68%	0.91%
Net investment income (loss) after reimbursements	(0.15)%[5]	0.93%[5]	1.06%	0.17%	0.93%	1.13%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Active Equity Fund
	Class C
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of period	$9.66	$7.93	$6.30	$5.96	$12.33	$10.90
Income (loss) from investment operations:
Net investment income (loss)	(0.04)[1]	0.01[1]	0.02[1]	0.01[1]	0.01[1]	0.05
Net realized and unrealized gain (loss)	1.13	1.85	1.64	0.41	(3.18)	1.42
Total from investment operations	1.09	1.86	1.66	0.42	(3.17)	1.47
Less distributions:
From net investment income	(0.44)	(0.13)	(0.03)	(0.08)	(0.13)	(0.04)
From net realized gain	—	—	—	—	(3.07)	—
Tax return of capital	—	—	—	—	(—)[6]	—
Total distributions	(0.44)	(0.13)	(0.03)	(0.08)	(3.20)	(0.04)
Net asset value at end of period	$10.31	$9.66	$7.93	$6.30	$5.96	$12.33
Total return[2]	12.06%	23.98%	26.43%	6.89%	(34.05)%	13.41%
Portfolio turnover rate[3]	106%	209%	237%	189%	264%	206%
Net assets, end of period (in thousands)	$2	$2	$2	$1	$1	$2
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	4.59%[7]	3.00%	3.02%	2.79%	2.30%	2.25%
Expenses after reimbursements	2.07%[7]	2.02%	2.02%	2.02%	2.02%	2.02%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(3.40)%[7]	(0.90)%	(0.69)%	(0.65)%	(0.10)%	0.14%
Net investment income (loss) after reimbursements	(0.88)%[7]	0.08%	0.31%	0.12%	0.18%	0.37%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Active Equity Fund
	Institutional Class
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of period	$10.13	$8.26	$6.54	$6.16	$12.63	$11.15
Income (loss) from investment operations:
Net investment income	0.01[1]	0.10[1]	0.10[1]	0.07[1]	0.09[1]	0.18
Net realized and unrealized gain (loss)	1.18	1.94	1.70	0.43	(3.28)	1.45
Total from investment operations	1.19	2.04	1.80	0.50	(3.19)	1.63
Less distributions:
From net investment income	(0.47)	(0.17)	(0.08)	(0.12)	(0.20)	(0.15)
From net realized gain	—	—	—	—	(3.07)	—
Tax return of capital	—	—	—	—	(0.01)	—
Total distributions	(0.47)	(0.17)	(0.08)	(0.12)	(3.28)	(0.15)
Net asset value at end of period	$10.85	$10.13	$8.26	$6.54	$6.16	$12.63
Total return[2]	12.57%	25.31%	27.62%	7.95%	(33.40)%	14.50%
Portfolio turnover rate[3]	106%	209%	237%	189%	264%	206%
Net assets, end of period (in thousands)	$5,722	$13,829	$22,596	$22,849	$75,264	$96,417
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	3.23%[8]	1.93%[8]	2.00%	1.61%	1.27%	1.24%
Expenses after reimbursements	1.06%[8]	1.06%[8]	1.02%	1.02%	1.02%	1.02%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(2.03)%[8]	0.31%[8]	0.34%	0.41%	0.87%	1.15%
Net investment income after reimbursements	0.14%[8]	1.18%[8]	1.32%	1.00%	1.12%	1.37%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]	Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.
[3]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.
[4]	Annualized for periods less than one year.
[5]	Ratios include legal expenses of $4 and $10 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2026 and the year ended October 31, 2025. Expense ratios would have been lower by 0.05% and 0.04% and Net Investment Income ratios would have been higher by 0.05% and 0.03% excluding these expenses.
[6]	Amount is less than $0.005 per share.
[7]	Ratios include legal expenses of $1 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2026. Expense ratios would have been lower by 0.05% and Net Investment Income ratios would have been higher by 0.05% excluding these expenses.
[8]	Ratios include legal expenses of $1,654 and $7,186 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2026 and the year ended October 31, 2025. Expense ratios would have been lower by 0.04% and 0.04% and Net Investment Income ratios would have been higher by 0.04% and 0.04% excluding these expenses.
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Frontier Equity Fund
	Class A
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of period	$12.27	$10.64	$8.13	$8.36	$10.13	$7.07
Income (loss) from investment operations:
Net investment income	0.04[1]	0.23[1]	0.22	0.09	0.08[1]	0.02[1]
Net realized and unrealized gain (loss)	0.48	1.62	2.58	(0.14)	(1.67)	3.10
Total from investment operations	0.52	1.85	2.80	(0.05)	(1.59)	3.12
Less distributions:
From net investment income	(0.08)	(0.22)	(0.28)	(0.18)	(0.18)	(0.06)
From net realized gain	(1.25)	—	—	—	—	—
Tax return of capital	—	—	(0.01)	—	—	—
Total distributions	(1.33)	(0.22)	(0.29)	(0.18)	(0.18)	(0.06)
Net asset value at end of period	$11.46	$12.27	$10.64	$8.13	$8.36	$10.13
Total return[2]	4.78%	17.62%	34.75%	(0.72)%	(15.92)%	44.20%
Portfolio turnover rate[3]	52%	76%	80%	94%	95%	87%
Net assets, end of period (in thousands)	$803	$1,460	$2,337	$1,597	$3,018	$2,561
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.24%[5]	2.31%[5]	2.28%	2.27%	2.24%	2.11%
Expenses after reimbursements	1.81%[5]	1.81%[5]	1.77%	1.77%	1.77%	1.77%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	0.33%[5]	1.53%[5]	1.50%	1.57%	0.49%	(0.09)%
Net investment income after reimbursements	0.76%[5]	2.03%[5]	2.01%	2.07%	0.96%	0.25%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Frontier Equity Fund
	Class C
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of period	$11.65	$10.15	$7.78	$8.03	$9.75	$6.82
Income (loss) from investment operations:
Net investment income (loss)	0.05[1]	0.10[1]	0.11	(0.02)	0.02[1]	(0.03)[1]
Net realized and unrealized gain (loss)	0.40	1.58	2.50	(0.10)	(1.62)	2.97
Total from investment operations	0.45	1.68	2.61	(0.12)	(1.60)	2.94
Less distributions:
From net investment income	(0.04)	(0.18)	(0.23)	(0.13)	(0.12)	(0.01)
From net realized gain	(1.25)	—	—	—	—	—
Tax return of capital	—	—	(0.01)	—	—	—
Total distributions	(1.29)	(0.18)	(0.24)	(0.13)	(0.12)	(0.01)
Net asset value at end of period	$10.81	$11.65	$10.15	$7.78	$8.03	$9.75
Total return[2]	4.40%	16.76%	33.73%	(1.51)%	(16.58)%	43.13%
Portfolio turnover rate[3]	52%	76%	80%	94%	95%	87%
Net assets, end of period (in thousands)	$386	$340	$267	$204	$293	$209
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	3.00%[6]	3.07%[6]	3.03%	3.04%	3.00%	2.89%
Expenses after reimbursements	2.56%[6]	2.55%[6]	2.52%	2.52%	2.52%	2.52%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	0.47%[6]	0.43%[6]	0.76%	0.77%	(0.21)%	(0.77)%
Net investment income (loss) after reimbursements	0.91%[6]	0.95%[6]	1.27%	1.29%	0.27%	(0.40)%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Frontier Equity Fund
	Institutional Class
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of period	$14.47	$12.50	$9.50	$9.73	$11.77	$8.20
Income (loss) from investment operations:
Net investment income	0.12[1]	0.25[1]	0.25	0.24	0.11[1]	0.06[1]
Net realized and unrealized gain (loss)	0.53	1.95	3.06	(0.27)	(1.95)	3.58
Total from investment operations	0.65	2.20	3.31	(0.03)	(1.84)	3.64
Less distributions:
From net investment income	(0.10)	(0.23)	(0.30)	(0.20)	(0.20)	(0.07)
From net realized gain	(1.25)	—	—	—	—	—
Tax return of capital	—	—	(0.01)	—	—	—
Total distributions	(1.35)	(0.23)	(0.31)	(0.20)	(0.20)	(0.07)
Net asset value at end of period	$13.77	$14.47	$12.50	$9.50	$9.73	$11.77
Total return[2]	4.93%	17.85%	35.11%	(0.42)%	(15.78)%	44.50%
Portfolio turnover rate[3]	52%	76%	80%	94%	95%	87%
Net assets, end of period (in thousands)	$105,225	$99,569	$86,409	$61,026	$69,320	$77,540
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.00%[7]	2.07%[7]	2.03%	2.03%	1.98%	1.88%
Expenses after reimbursements	1.56%[7]	1.55%[7]	1.52%	1.52%	1.52%	1.52%
Net investment income to average net assets:
Net investment income before reimbursements	1.30%[7]	1.36%[7]	1.74%	1.73%	0.64%	0.23%
Net investment income after reimbursements	1.74%[7]	1.88%[7]	2.25%	2.24%	1.10%	0.59%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]	Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.
[3]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.
[4]	Annualized for periods less than one year.
[5]	Ratios include legal expenses of $183 and $779 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2026 and year ended October 31, 2025, respectively. Expense ratios would have been lower by 0.04% and 0.04% and Net investment income ratios would have been higher by 0.03% and 0.03% excluding these expenses.
[6]	Ratios include legal expenses of $65 and $113 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2026 and year ended October 31, 2025, respectively. Expense ratios would have been lower by 0.04% and 0.03% and Net investment income ratios would have been higher by 0.03% and 0.03% excluding these expenses.
[7]	Ratios include legal expenses of $19,599 and $31,844 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2026 and year ended October 31, 2025, respectively. Expense ratios would have been lower by 0.04% and 0.03% and Net investment income ratios would have been higher by 0.03% and 0.03% excluding these expenses.
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Equity Fund
	Class A
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of period	$14.79	$11.67	$9.28	$8.29	$16.77	$13.08
Income (loss) from investment operations:
Net investment income (loss)	0.02	0.07	0.08[1]	0.10[1]	0.13	(0.06)[1]
Net realized and unrealized gain (loss)	3.00	3.14	2.32	1.01	(5.67)	4.07
Total from investment operations	3.02	3.21	2.40	1.11	(5.54)	4.01
Less distributions:
From net investment income	(0.17)	(0.09)	(0.01)	(0.12)	(0.09)	(0.10)
From net realized gain	—	—	—	—	(2.83)	(0.22)
Tax return of capital	—	—	—	—	(0.02)	—
Total distributions	(0.17)	(0.09)	(0.01)	(0.12)	(2.94)	(0.32)
Net asset value at end of period	$17.64	$14.79	$11.67	$9.28	$8.29	$16.77
Total return[2]	20.64%	27.66%	25.91%	13.26%	(39.01)%	30.92%
Portfolio turnover rate[3]	39%	69%	103%	79%	85%	77%
Net assets, end of period (in thousands)	$58,326	$46,717	$36,317	$4,469	$3,081	$3,872
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.56%[5]	1.65%[5]	1.76%	1.69%	1.65%	1.56%
Expenses after reimbursements	1.31%[5]	1.30%[5]	1.27%	1.32%	1.42%	1.42%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(0.04)%[5]	0.19%[5]	0.22%	0.59%	0.75%	(0.48)%
Net investment income (loss) after reimbursements	0.21%[5]	0.54%[5]	0.71%	0.96%	0.98%	(0.34)%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Equity Fund
	Class C
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of period	$13.59	$10.75	$8.61	$7.70	$15.80	$12.39
Income (loss) from investment operations:
Net investment income (loss)	(1.97)	(0.03)	(0.03)[1]	0.03[1]	0.02	(0.16)[1]
Net realized and unrealized gain (loss)	4.68	2.90	2.17	0.93	(5.25)	3.86
Total from investment operations	2.71	2.87	2.14	0.96	(5.23)	3.70
Less distributions:
From net investment income	(0.14)	(0.03)	(—)[6]	(0.05)	(0.03)	(0.07)
From net realized gain	—	—	—	—	(2.83)	(0.22)
Tax return of capital	—	—	—	—	(0.01)	—
Total distributions	(0.14)	(0.03)	—	(0.05)	(2.87)	(0.29)
Net asset value at end of period	$16.16	$13.59	$10.75	$8.61	$7.70	$15.80
Total return[2]	20.14%	26.79%	24.90%	12.45%	(39.46)%	30.13%
Portfolio turnover rate[3]	39%	69%	103%	79%	85%	77%
Net assets, end of period (in thousands)	$1,004	$85	$67	$70	$105	$107
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.32%[7]	2.40%[7]	2.48%	2.45%	2.42%	2.29%
Expenses after reimbursements	2.06%[7]	2.05%[7]	2.02%	2.07%	2.17%	2.17%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(0.45)%[7]	(0.54)%[7]	(0.73)%	(0.09)%	0.12%	(1.11)%
Net investment income (loss) after reimbursements	(0.19)%[7]	(0.19)%[7]	(0.27)%	0.29%	0.37%	(0.99)%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Equity Fund
	Institutional Class
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of period	$14.25	$11.24	$8.93	$7.97	$16.23	$12.65
Income (loss) from investment operations:
Net investment income (loss)	0.04	0.10	0.08[1]	0.12[1]	0.17	(0.02)[1]
Net realized and unrealized gain (loss)	2.88	3.02	2.26	0.98	(5.47)	3.92
Total from investment operations	2.92	3.12	2.34	1.10	(5.30)	3.90
Less distributions:
From net investment income	(0.18)	(0.11)	(0.03)	(0.14)	(0.11)	(0.10)
From net realized gain	—	—	—	—	(2.83)	(0.22)
Tax return of capital	—	—	—	—	(0.02)	—
Total distributions	(0.18)	(0.11)	(0.03)	(0.14)	(2.96)	(0.32)
Net asset value at end of period	$16.99	$14.25	$11.24	$8.93	$7.97	$16.23
Total return[2]	20.72%	27.98%	26.19%	13.65%	(38.85)%	31.24%
Portfolio turnover rate[3]	39%	69%	103%	79%	85%	77%
Net assets, end of period (in thousands)	$248,030	$197,270	$126,172	$88,044	$90,921	$116,727
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.31%[8]	1.40%[8]	1.49%	1.44%	1.41%	1.32%
Expenses after reimbursements	1.06%[8]	1.05%[8]	1.02%	1.07%	1.17%	1.17%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	0.20%[8]	0.45%[8]	0.29%	0.84%	1.10%	(0.26)%
Net investment income (loss) after reimbursements	0.45%[8]	0.80%[8]	0.76%	1.21%	1.34%	(0.11)%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]	Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.
[3]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.
[4]	Annualized for periods less than one year.
[5]	Ratios include legal expenses of $9,241 and $12,265 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2026 and the year ended October 31, 2025. Expense ratios would have been lower by 0.04% and 0.03% and Net Investment Income ratios would have been higher by 0.03% and 0.04% excluding these expenses.
[6]	Amount is less than $0.005 per share.
[7]	Ratios include legal expenses of $78 and $24 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2026 and the year ended October 31, 2025. Expense ratios would have been lower by 0.04% and 0.03% and Net Investment Income ratios would have been higher by 0.04% and 0.03% excluding these expenses.
[8]	Ratios include legal expenses of $39,278 and $47,894 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2026 and the year ended October 31, 2025. Expense ratios would have been lower by 0.04% and 0.03% and Net Investment Income ratios would have been higher by 0.04% and 0.04% excluding these expenses.
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Equity ESG Fund
	Class A
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of period	$13.92	$10.89	$8.64	$7.61	$14.91	$12.05
Income (loss) from investment operations:
Net investment income (loss)	0.25	0.06	0.01	0.03	0.01	(0.09)
Net realized and unrealized gain (loss)	2.41	3.04	2.24	1.06	(5.27)	3.04
Total from investment operations	2.66	3.10	2.25	1.09	(5.26)	2.95
Less distributions:
From net investment income	(0.46)	(0.07)	(—)[1]	(0.06)	—	(0.09)
From net realized gain	—	—	—	—	(2.03)	—
Tax return of capital	—	—	—	—	(0.01)	—
Total distributions	(0.46)	(0.07)	—	(0.06)	(2.04)	(0.09)
Net asset value at end of period	$16.12	$13.92	$10.89	$8.64	$7.61	$14.91
Total return[2]	35.70%	28.63%	26.09%	14.21%	(40.26)%	24.50%
Portfolio turnover rate[3]	30%	55%	65%	51%	49%	55%
Net assets, end of period (in thousands)	$2	$2	$1	$1	$1	$2
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.98%	2.29%	2.43%	2.49%	2.49%	2.39%
Expenses after reimbursements	1.27%	1.27%	1.27%	1.32%	1.42%	1.42%
Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(0.51)%	(0.51)%	(1.03)%	(0.95)%	(1.12)%	(1.56)%
Net investment income (loss) after reimbursements	0.20%	0.51%	0.13%	0.22%	(0.05)%	(0.59)%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Equity ESG Fund
	Class C
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of period	$13.51	$10.59	$8.45	$7.47	$14.77	$12.00
Income (loss) from investment operations:
Net investment income (loss)	0.16	(0.03)	(0.06)	(0.05)	(0.04)	(0.20)
Net realized and unrealized gain (loss)	2.34	2.96	2.20	1.05	(5.23)	3.05
Total from investment operations	2.50	2.93	2.14	1.00	(5.27)	2.85
Less distributions:
From net investment income	(0.39)	(0.01)	—	(0.02)	—	(0.08)
From net realized gain	—	—	—	—	(2.03)	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(0.39)	(0.01)	—	(0.02)	(2.03)	(0.08)
Net asset value at end of period	$15.62	$13.51	$10.59	$8.45	$7.47	$14.77
Total return[2]	34.74%	27.71%	25.33%	13.32%	(40.76)%	23.81%
Portfolio turnover rate[3]	30%	55%	65%	51%	49%	55%
Net assets, end of period (in thousands)	$2	$1	$1	$1	$1	$1
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.68%	2.97%	3.14%	3.22%	3.22%	3.14%
Expenses after reimbursements	2.02%	2.02%	2.02%	2.07%	2.17%	2.17%
Net investment loss to average net assets:
Net investment loss before reimbursements	(1.21)%	(1.21)%	(1.77)%	(1.70)%	(1.85)%	(2.32)%
Net investment loss after reimbursements	(0.55)%	(0.26)%	(0.65)%	(0.55)%	(0.80)%	(1.35)%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Equity ESG Fund
	Institutional Class
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of period	$14.05	$10.99	$8.69	$7.65	$14.96	$12.06
Income (loss) from investment operations:
Net investment income (loss)	0.27	0.08	0.04	0.05	0.03	(0.05)
Net realized and unrealized gain (loss)	2.43	3.08	2.27	1.06	(5.29)	3.04
Total from investment operations	2.70	3.16	2.31	1.11	(5.26)	2.99
Less distributions:
From net investment income	(0.48)	(0.10)	(0.01)	(0.07)	—	(0.09)
From net realized gain	—	—	—	—	(2.03)	—
Tax return of capital	—	—	—	—	(0.02)	—
Total distributions	(0.48)	(0.10)	(0.01)	(0.07)	(2.05)	(0.09)
Net asset value at end of period	$16.27	$14.05	$10.99	$8.69	$7.65	$14.96
Total return[2]	35.83%	28.97%	26.54%	14.45%	(40.10)%	24.82%
Portfolio turnover rate[3]	30%	55%	65%	51%	49%	55%
Net assets, end of period (in thousands)	$19,372	$16,512	$12,836	$10,149	$8,884	$15,041
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.77%[5]	1.97%[5]	2.21%	2.19%	2.12%	2.16%
Expenses after reimbursements	1.06%[5]	1.05%[5]	1.02%	1.07%	1.17%	1.17%
Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(0.29)%[5]	(0.20)%[5]	(0.80)%	(0.63)%	(0.74)%	(1.34)%
Net investment income (loss) after reimbursements	0.42%[5]	0.72%[5]	0.39%	0.49%	0.21%	(0.35)%

[1]	Amount is less than $0.005 per share.
[2]	Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.
[3]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.
[4]	Annualized for periods less than one year.
[5]	Ratios include legal expenses of $3,229 and $4,496 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2026 and year ended October 31, 2025, respectively. Expense ratios would have been lower by 0.04% and 0.03% and Net investment income ratios would have been higher by 0.04% and 0.03% excluding these expenses.
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Debt Fund
	Class A
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of period	$8.99	$8.35	$7.34	$7.52	$9.90	$9.85
Income (loss) from investment operations:
Net investment income	0.24	0.48	0.50	0.37	0.30	0.32
Net realized and unrealized gain (loss)	0.13	0.62	1.00	(0.11)	(2.37)	0.06
Total from investment operations	0.37	1.10	1.50	0.26	(2.07)	0.38
Less distributions:
From net investment income	(0.26)	(0.46)	(0.49)	(0.41)	(0.31)	(0.33)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	—	(0.03)	—	—
Total distributions	(0.26)	(0.46)	(0.49)	(0.44)	(0.31)	(0.33)
Net asset value at end of period	$9.10	$8.99	$8.35	$7.34	$7.52	$9.90
Total return[1]	4.19%	13.74%	20.72%	3.31%	(21.27)%	3.85%
Portfolio turnover rate[2]	11%	30%	29%	109%	53%	44%
Net assets, end of period (in thousands)	$1	$1	$1	$1	$1	$1
Ratios to average net assets:[3]
Total expenses to average net assets:
Expenses before reimbursements	2.05%[4]	1.87%	2.03%	1.74%	1.56%	1.77%
Expenses after reimbursements	1.05%[4]	0.92%	0.92%	0.96%	0.97%	0.97%
Net investment income to average net assets:
Net investment income before reimbursements	4.32%[4]	4.83%	4.91%	4.02%	2.87%	2.42%
Net investment income after reimbursements	5.32%[4]	5.78%	6.02%	4.80%	3.46%	3.22%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Debt Fund
	Class C
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of period	$8.99	$8.35	$7.34	$7.52	$9.90	$9.85
Income (loss) from investment operations:
Net investment income	0.21	0.41	0.44	0.32	0.24	0.25
Net realized and unrealized gain (loss)	0.13	0.64	1.00	(0.11)	(2.38)	0.05
Total from investment operations	0.34	1.05	1.44	0.21	(2.14)	0.30
Less distributions:
From net investment income	(0.23)	(0.41)	(0.43)	(0.36)	(0.24)	(0.25)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	—	(0.03)	—	—
Total distributions	(0.23)	(0.41)	(0.43)	(0.39)	(0.24)	(0.25)
Net asset value at end of period	$9.10	$8.99	$8.35	$7.34	$7.52	$9.90
Total return[1]	3.83%	13.02%	19.82%	2.59%	(21.84)%	3.08%
Portfolio turnover rate[2]	11%	30%	29%	109%	53%	44%
Net assets, end of period (in thousands)	$1	$1	$1	$1	$1	$1
Ratios to average net assets:[3]
Total expenses to average net assets:
Expenses before reimbursements	2.79%[5]	2.67%	2.59%	2.17%	2.12%	2.49%
Expenses after reimbursements	1.80%[5]	1.67%	1.67%	1.71%	1.72%	1.72%
Net investment income to average net assets:
Net investment income before reimbursements	3.62%[5]	4.14%	4.36%	3.67%	2.34%	1.70%
Net investment income after reimbursements	4.61%[5]	5.14%	5.28%	4.13%	2.74%	2.47%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Debt Fund
	Institutional Class
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of period	$9.01	$8.37	$7.35	$7.53	$9.90	$9.85
Income (loss) from investment operations:
Net investment income	0.27	0.49	0.51	0.38	0.32	0.35
Net realized and unrealized gain (loss)	0.11	0.62	1.01	(0.11)	(2.37)	0.05
Total from investment operations	0.38	1.11	1.52	0.27	(2.05)	0.40
Less distributions:
From net investment income	(0.27)	(0.47)	(0.50)	(0.42)	(0.32)	(0.35)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	—	(0.03)	—	—
Total distributions	(0.27)	(0.47)	(0.50)	(0.45)	(0.32)	(0.35)
Net asset value at end of period	$9.12	$9.01	$8.37	$7.35	$7.53	$9.90
Total return[1]	4.30%	13.86%	20.93%	3.41%	(21.02)%	4.03%
Portfolio turnover rate[2]	11%	30%	29%	109%	53%	44%
Net assets, end of period (in thousands)	$11,695	$21,721	$19,414	$16,347	$16,042	$20,442
Ratios to average net assets:[3]
Total expenses to average net assets:
Expenses before reimbursements	1.71%[6]	1.44%[6]	1.59%[6]	1.31%	1.19%	1.48%
Expenses after reimbursements	0.78%[6]	0.74%[6]	0.68%[6]	0.71%	0.72%	0.72%
Net investment income to average net assets:
Net investment income before reimbursements	4.63%[6]	5.21%[6]	5.20%[6]	4.34%	3.21%	2.66%
Net investment income after reimbursements	5.56%[6]	5.91%[6]	6.11%[6]	4.94%	3.68%	3.42%

[1]	Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.
[2]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.
[3]	Annualized for periods less than one year.
[4]	Ratios include legal expenses of $1 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2026 and the year ended October 31, 2025, respectively. Expense ratios would have been lower by 0.13% and Net Investment Income ratios would have been higher by 0.12% excluding these expenses.
[5]	Ratios include legal expenses of $1 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2026 and the year ended October 31, 2025, respectively. Expense ratios would have been lower by 0.13% and Net Investment Income ratios would have been higher by 0.13% excluding these expenses.
[6]	Ratios include legal expenses of $7,377, $13,519, $2,091 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2026 and the year ended October 31, 2025, respectively. Expense ratios would have been lower by 0.11%, 0.07% and 0.01% and Net Investment Income ratios would have been higher by 0.12%, 0.06% and 0.01% excluding these expenses.
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Equity ex China Fund
	Class A
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended October 31, 2024[1]
Net asset value at beginning of period	$12.61	$9.91	$10.00
Income (loss) from investment operations:
Net investment income	0.04	0.08	0.03
Net realized and unrealized gain (loss)	3.68	2.69	(0.09)
Total from investment operations	3.72	2.77	(0.06)
Less distributions:
From net investment income	(0.53)	(0.07)	(0.03)
From net realized gain	—	—	—
Tax return of capital	—	—	—
Total distributions	(0.53)	(0.07)	(0.03)
Net asset value at end of period	$15.80	$12.61	$9.91
Total return[2]	31.16%	28.18%	(0.60)%
Portfolio turnover rate[3]	34%	63%	22%
Net assets, end of period (in thousands)	$1	$1	$1
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.46%	4.25%	4.60%
Expenses after reimbursements	1.27%	1.27%	1.27%
Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(0.74)%	(2.25)%	(2.49)%
Net investment income after reimbursements	0.45%	0.73%	0.84%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Equity ex China Fund
	Class C
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended October 31, 2024[1]
Net asset value at beginning of period	$12.52	$9.89	$10.00
Income (loss) from investment operations:
Net investment income (loss)	—[5]	(0.01)	0.02
Net realized and unrealized gain (loss)	3.63	2.69	(0.11)
Total from investment operations	3.63	2.68	(0.09)
Less distributions:
From net investment income	(0.51)	(0.05)	(0.02)
From net realized gain	—	—	—
Tax return of capital	—	—	—
Total distributions	(0.51)	(0.05)	(0.02)
Net asset value at end of period	$15.64	$12.52	$9.89
Total return[2]	30.42%	27.24%	(0.87)%
Portfolio turnover rate[3]	34%	63%	22%
Net assets, end of period (in thousands)	$1	$1	$1
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	3.17%	4.85%	5.23%
Expenses after reimbursements	2.02%	2.02%	2.02%
Net investment loss to average net assets:
Net investment loss before reimbursements	(1.46)%	(2.88)%	(3.56)%
Net investment loss after reimbursements	(0.31)%	(0.05)%	(0.35)%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Equity ex China Fund
	Institutional Class
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended October 31, 2024[1]
Net asset value at beginning of period	$12.64	$9.92	$10.00
Income (loss) from investment operations:
Net investment income	0.06	0.10	0.03
Net realized and unrealized gain (loss)	3.68	2.70	(0.08)
Total from investment operations	3.74	2.80	(0.05)
Less distributions:
From net investment income	(0.54)	(0.08)	(0.03)
From net realized gain	—	—	—
Tax return of capital	—	—	—
Total distributions	(0.54)	(0.08)	(0.03)
Net asset value at end of period	$15.84	$12.64	$9.92
Total return[2]	31.11%	28.42%	(0.47)%
Portfolio turnover rate[3]	34%	63%	22%
Net assets, end of period (in thousands)	$12,335	$9,535	$7,439
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.20%[6]	3.88%	4.37%
Expenses after reimbursements	1.06%[6]	1.05%	1.02%
Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(0.47)%[6]	(1.88)%	(2.51)%
Net investment income after reimbursements	0.67%[6]	0.95%[6]	0.84%

[1]	Class A, Class C and the Institutional Class commenced investment operations on June 11, 2024.
[2]	Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.
[3]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.
[4]	Annualized for periods less than one year.
[5]	Amount is less than $0.005 per share.
[6]	Ratios include legal expenses of $1,950 and $2,583 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2026 and the year ended October 31, 2025. Expense ratios would have been lower by 0.04% and 0.03% and Net Investment Income ratios would have been higher by 0.04% and 0.03% excluding these expenses.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
As of April 30, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Angola (Cost $348,563)
Angola (Rep of), 9.375%, 03/31/2033[2]		200,000	$211,536	0.75
Angola (Rep of), 9.125%, 11/26/2049		208,000	198,432	0.71
			409,968	1.46
Argentina (Cost $618,102)
Argentina (Rep of), (Step to 1.750% on 07/09/27), 0.750%, 07/09/2030[3]		316,028	272,732	0.97
Argentina (Rep of), (Step to 4.750% on 07/09/27), 4.125%, 07/09/2035		179,560	133,952	0.48
Argentina (Rep of), 5.000%, 01/09/2038[3]		87,624	68,040	0.24
Argentina (Rep of), (Step to 4.875% on 07/09/29), 3.500%, 07/09/2041[3]		133,093	91,768	0.33
Letra Del Tesoro Nacional Capitalizable En Pesos, 2.750%, 07/31/2026	ARS	248,461,060	197,342	0.70
			763,834	2.72
Bahrain (Cost $202,000)
Bahrain (Rep of), 6.625%, 10/06/2037[2]		202,000	191,579	0.68
			191,579	0.68
Benin (Cost $196,005)
Benin (Rep of), 8.375%, 01/23/2041		200,000	208,036	0.74
			208,036	0.74
Brazil (Cost $1,776,936)
Brazil (Rep of), 6.625%, 03/15/2035		200,000	207,102	0.74
Brazil (Rep of), 7.250%, 01/12/2056		265,000	266,855	0.95
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2028[4]	BRL	1,343,000	218,900	0.78
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2030[4]	BRL	7,380,000	932,020	3.31
Brazil Notas do Tesouro Nacional, 10.000%, 01/01/2029	BRL	1,342,000	250,304	0.89
			1,875,181	6.67
Bulgaria (Cost $23,155)
Bulgaria (Rep of), 5.000%, 03/05/2037		24,000	23,350	0.08
			23,350	0.08
Chile (Cost $1,028,863)
Bonos de la Tesoreria de la Republica en pesos, 5.800%, 10/01/2029[2]	CLP	375,000,000	423,697	1.51
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 04/01/2033[2]	CLP	100,000,000	114,045	0.40
Chile (Rep of), 4.950%, 01/05/2036		200,000	199,840	0.71
Chile (Rep of), 3.100%, 01/22/2061		354,000	218,506	0.78
			956,088	3.40
China (Cost $9,340,128)
Central China Real Estate Ltd., 7.650%, 08/27/2023[5,6]		1,900,000	19,000	0.07
Central China Real Estate Ltd., 7.900%, 11/07/2023[5,6]		1,910,000	19,100	0.07
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Central China Real Estate Ltd., 7.250%, 08/13/2024[5,6]		3,666,000	$54,990	0.20
Central China Real Estate Ltd., 7.650%, 08/27/2025[5,6]		1,667,000	22,921	0.08
China (Rep of), 1.830%, 08/25/2035	CNY	1,360,000	200,001	0.71
China SCE Group Holdings Ltd., 7.375%, 04/09/2024[5,6]		1,800,000	65,250	0.23
China SCE Group Holdings Ltd., 5.950%, 09/29/2024[5,6]		1,180,000	36,875	0.13
China SCE Group Holdings Ltd., 7.000%, 05/02/2025[5,6]		1,330,000	48,212	0.17
China SCE Group Holdings Ltd., 6.000%, 02/04/2026[5,6]		727,000	27,626	0.10
Kaisa Group Holdings Ltd., 5.000%, 11/30/2027[2]		39,484	3,171	0.01
Kaisa Group Holdings Ltd., 7.721%, (99% PIK), 12/28/2027[2,7]		30,151	452	—
Kaisa Group Holdings Ltd., 0.000%, 12/31/2027[2,4]		250,639	1,275	0.01
Kaisa Group Holdings Ltd., 6.250%, (99% PIK), 12/28/2028[2,7]		36,437	455	—
Kaisa Group Holdings Ltd., 0.000%, 12/31/2028[2,4]		401,005	201	—
Kaisa Group Holdings Ltd., 6.500%, (99% PIK), 12/28/2029[2,7]		63,227	838	—
Kaisa Group Holdings Ltd., 0.000%, 12/31/2029[2,4]		401,005	1,283	0.01
Kaisa Group Holdings Ltd., 6.750%, (99% PIK), 12/28/2030[2,7]		78,872	1,230	—
Kaisa Group Holdings Ltd., 0.000%, 12/31/2030[2,4]		501,256	1,193	—
Kaisa Group Holdings Ltd., 7.000%, (98% PIK), 12/28/2031[2,7]		622,807	9,031	0.03
Kaisa Group Holdings Ltd., 0.000%, 12/31/2031[2,4]		501,256	2,506	0.01
Kaisa Group Holdings Ltd., 7.250%, (97% PIK), 12/28/2032[2,7]		964,680	9,637	0.03
Kaisa Group Holdings Ltd., 0.000%, 12/31/2032[2,4]		945,649	4,728	0.02
Sunac China Holdings Ltd., 0.000%, 06/23/2028[2,4]		694,000	178,316	0.63
Yuzhou Group Holdings Co. Ltd., 4.000%, 06/30/2028[7]		169,635	5,937	0.02
Yuzhou Group Holdings Co. Ltd., 4.500%, 06/30/2029[7]		298,874	8,593	0.03
Yuzhou Group Holdings Co. Ltd., 5.000%, 06/30/2030[7]		400,992	10,526	0.04
Yuzhou Group Holdings Co. Ltd., 5.500%, 06/30/2031[7]		566,193	14,158	0.05
Yuzhou Group Holdings Co. Ltd., 1.000%, 06/30/2034[7]		535,795	2,679	0.01
Zhenro Properties Group Ltd., 8.700%, 08/03/2022[5,6]		1,110,000	1,388	0.01
Zhenro Properties Group Ltd., 8.000%, 03/06/2023[5,6]		1,532,000	1,915	0.01
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[5,6]		400,000	500	—
Zhenro Properties Group Ltd., 8.300%, 09/15/2023[5,6]		3,158,000	3,948	0.01
Zhenro Properties Group Ltd., 8.350%, 03/10/2024[5,6]		387,000	968	—
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[5,6]		3,591,000	8,977	0.03
Zhenro Properties Group Ltd., 7.100%, 09/10/2024[5,6]		4,406,000	5,507	0.02
Zhenro Properties Group Ltd., 7.350%, 02/05/2025[5,6]		8,407,000	10,509	0.04
Zhenro Properties Group Ltd., 6.630%, 01/07/2026[5,6]		2,065,000	2,581	0.01
Zhenro Properties Group Ltd., 17.254%, 05/31/2026[5]		1,360,000	4,978	0.02
Zhenro Properties Group Ltd., 6.700%, 08/04/2026[5]		5,713,000	7,141	0.03
			798,596	2.84
Colombia (Cost $1,269,401)
Colombia (Rep of), 5.000%, 06/15/2045		344,000	262,902	0.93
Colombian TES, 6.000%, 04/28/2028	COP	1,901,000,000	452,250	1.61
Colombian TES, 7.750%, 09/18/2030	COP	192,500,000	42,136	0.15
Colombian TES, 7.000%, 03/26/2031	COP	928,000,000	193,785	0.69
Colombian TES, 13.250%, 02/09/2033	COP	765,600,000	202,741	0.72
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Colombia (continued)
Colombian TES, 11.500%, 07/25/2046	COP	296,000,000	$71,798	0.26
			1,225,612	4.36
Costa Rica (Cost $207,848)
Costa Rica (Rep of), 7.000%, 04/04/2044		200,000	218,362	0.78
			218,362	0.78
Czech Republic (Cost $2,426,728)
Czech (Rep of), 5.000%, 09/30/2030	CZK	920,000	45,375	0.16
Czech (Rep of), 1.750%, 06/23/2032	CZK	1,400,000	57,342	0.21
Czech (Rep of), 4.900%, 04/14/2034	CZK	970,000	47,080	0.17
Czech (Rep of), 1.950%, 07/30/2037	CZK	2,450,000	87,897	0.31
New World Resources N.V., 8.000%, 04/07/2020[5,6,8]	EUR	1,938,518	—	—
New World Resources N.V., 4.000%, 10/07/2020[5,6,8]	EUR	669,526	—	—
			237,694	0.85
Dominican Republic (Cost $388,829)
Dominican (Rep of), 4.875%, 09/23/2032		290,000	274,050	0.98
Dominican (Rep of), 6.400%, 06/05/2049		156,000	149,448	0.53
			423,498	1.51
Ecuador (Cost $86,525)
Ecuador (Rep of), 6.900%, 07/31/2035		140,000	129,780	0.46
Ecuador (Rep of), (Step to 5.500% on 07/31/26), 5.000%, 07/31/2040[3]		46,000	38,433	0.14
			168,213	0.60
Egypt (Cost $374,775)
Egypt (Rep of), 23.381%, 08/26/2028	EGP	4,333,000	79,283	0.28
Egypt (Rep of), 8.500%, 01/31/2047		399,000	363,329	1.29
			442,612	1.57
El Salvador (Cost $21,363)
El Salvador (Rep of), 7.650%, 06/15/2035		27,000	27,691	0.10
			27,691	0.10
Ghana (Cost $306,116)
Ghana (Rep of), 0.000%, 01/03/2030[4]		80,660	70,577	0.25
Ghana (Rep of), (Step to 6.000% on 07/03/28), 5.000%, 07/03/2035[3]		300,000	274,632	0.98
			345,209	1.23
Hungary (Cost $362,796)
Hungary (Rep of), 3.000%, 10/27/2038	HUF	40,600,000	96,561	0.35
Hungary (Rep of), 3.125%, 09/21/2051		394,000	245,444	0.87
			342,005	1.22
India (Cost $81,669)
India (Rep of), 7.360%, 09/12/2052	INR	2,920,000	29,737	0.11
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
India (continued)
India (Rep of), 7.300%, 06/19/2053	INR	3,970,000	$40,255	0.14
			69,992	0.25
Indonesia (Cost $1,104,075)
Indonesia (Rep of), 8.250%, 05/15/2029	IDR	4,633,000,000	280,314	1.00
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	1,230,000,000	71,845	0.25
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	2,536,000,000	159,734	0.57
Indonesia (Rep of), 7.500%, 06/15/2035	IDR	625,000,000	37,724	0.13
Indonesia (Rep of), 7.750%, 01/17/2038		170,000	204,425	0.73
Indonesia (Rep of), 5.950%, 01/08/2046		213,000	217,228	0.77
			971,270	3.45
Ivory Coast (Cost $214,360)
Ivory Coast (Rep of), 8.250%, 01/30/2037		200,000	214,568	0.76
			214,568	0.76
Jordan (Cost $206,355)
Jordan (Rep of), 7.500%, 01/13/2029		200,000	207,504	0.74
			207,504	0.74
Kazakhstan (Cost $290,000)
Kazakhstan (Rep of), 4.714%, 04/09/2035		290,000	284,990	1.01
			284,990	1.01
Malaysia (Cost $1,645,863)
Malaysia (Rep of), 3.900%, 11/30/2026	MYR	829,000	209,886	0.75
Malaysia (Rep of), 3.519%, 04/20/2028	MYR	1,754,000	444,683	1.58
Malaysia (Rep of), 4.504%, 04/30/2029	MYR	920,000	240,055	0.85
Malaysia (Rep of), 3.582%, 07/15/2032	MYR	533,000	135,159	0.48
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	271,000	69,337	0.25
Malaysia (Rep of), 4.254%, 05/31/2035	MYR	218,000	57,508	0.20
Malaysia (Rep of), 4.054%, 04/18/2039	MYR	554,000	142,169	0.51
Malaysia (Rep of), 4.696%, 10/15/2042	MYR	161,000	44,106	0.16
Petronas Capital Ltd., 2.480%, 01/28/2032		204,000	183,416	0.65
Petronas Capital Ltd., 4.550%, 04/21/2050		325,000	281,093	1.00
			1,807,412	6.43
Mexico (Cost $2,134,106)
Mexican Bonos, 7.750%, 05/29/2031	MXN	3,520,000	193,757	0.69
Mexican Bonos, 7.750%, 11/23/2034	MXN	4,190,000	219,992	0.78
Mexican Udibonos, 4.000%, 08/30/2029	MXN	1,210,000	607,796	2.16
Mexican Udibonos, 4.000%, 08/24/2034	MXN	410,000	197,788	0.70
Mexican Udibonos, 4.500%, 11/22/2035	MXN	80,000	40,161	0.14
Mexico (Rep of), 6.338%, 05/04/2053		274,000	258,005	0.92
Mexico (Rep of), 6.400%, 05/07/2054		228,000	215,603	0.77
Petroleos Mexicanos, 6.700%, 02/16/2032		419,000	420,467	1.50
			2,153,569	7.66
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Nigeria (Cost $699,108)
Nigeria (Rep of), 7.625%, 11/28/2047		343,000	$334,425	1.19
Nigeria OMO Bill, 0.000%, 07/21/2026[4]	NGN	150,959,000	105,035	0.37
Nigeria OMO Bill, 0.000%, 08/11/2026[4]	NGN	84,610,000	58,170	0.21
Nigeria OMO Bill, 0.000%, 01/12/2027[4]	NGN	469,139,000	301,511	1.07
			799,141	2.84
Oman (Cost $272,882)
Oman (Rep of), 6.750%, 10/28/2027		267,000	275,015	0.98
			275,015	0.98
Panama (Cost $386,046)
Panama (Rep of), 6.700%, 01/26/2036		54,000	58,752	0.21
Panama (Rep of), 4.300%, 04/29/2053		357,000	275,318	0.98
			334,070	1.19
Paraguay (Cost $125,580)
Paraguay (Rep of), 8.500%, 04/04/2038[2]	PYG	809,000,000	132,125	0.47
			132,125	0.47
Peru (Cost $639,053)
Peru (Rep of), 5.375%, 02/08/2035		223,000	225,230	0.80
Peru (Rep of), 7.600%, 08/12/2039[2]	PEN	324,000	97,165	0.34
Peru (Rep of), 3.300%, 03/11/2041		45,000	34,515	0.12
Peru (Rep of), 5.625%, 11/18/2050		104,000	100,360	0.36
Peru (Rep of), 2.780%, 12/01/2060		146,000	78,694	0.28
Peru (Rep of), 3.230%, 07/28/2121		66,000	36,102	0.13
			572,066	2.03
Philippines (Cost $168,089)
Philippines (Rep of), 9.500%, 02/02/2030		145,000	170,013	0.60
			170,013	0.60
Poland (Cost $651,741)
Bank Gospodarstwa Krajowego, 5.750%, 07/09/2034		200,000	207,318	0.74
Poland (Rep of), 1.250%, 10/25/2030	PLN	403,000	94,271	0.34
Poland (Rep of), 6.000%, 10/25/2033	PLN	133,000	37,694	0.13
Poland (Rep of), 5.000%, 10/25/2034	PLN	323,000	85,360	0.30
Poland (Rep of), 5.000%, 10/25/2035	PLN	440,000	114,839	0.41
Poland (Rep of), 5.500%, 03/18/2054		137,000	127,482	0.45
			666,964	2.37
Romania (Cost $906,444)
Romania (Rep of), 3.000%, 02/14/2031		60,000	53,717	0.19
Romania (Rep of), 7.350%, 04/28/2031	RON	375,000	85,839	0.31
Romania (Rep of), 3.625%, 03/27/2032		44,000	39,435	0.14
Romania (Rep of), 8.250%, 09/29/2032	RON	370,000	87,545	0.31
Romania (Rep of), 6.000%, 05/25/2034		24,000	23,700	0.08
Romania (Rep of), 4.750%, 10/11/2034	RON	290,000	55,185	0.20
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Romania (continued)
Romania (Rep of), 5.750%, 03/24/2035		146,000	$140,306	0.50
Romania (Rep of), 6.750%, 04/25/2035	RON	200,000	43,623	0.15
Romania (Rep of), 4.250%, 04/28/2036	RON	215,000	38,173	0.14
Romania (Rep of), 6.625%, 05/16/2036		52,000	52,546	0.19
Romania (Rep of), 5.750%, 07/04/2036[2]		66,000	62,184	0.22
Romania (Rep of), 7.900%, 02/24/2038	RON	390,000	92,049	0.33
Romania (Rep of), 6.125%, 01/22/2044		56,000	52,080	0.18
Romania (Rep of), 7.625%, 01/17/2053		32,000	34,096	0.12
			860,478	3.06
Saudi Arabia (Cost $695,799)
Saudi (Rep of), 4.750%, 01/18/2028		348,000	349,305	1.24
Saudi (Rep of), 4.500%, 04/22/2060		297,000	230,110	0.82
			579,415	2.06
South Africa (Cost $824,099)
South Africa (Rep of), 4.300%, 10/12/2028		380,000	376,002	1.34
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	2,118,855	124,293	0.44
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	4,942,821	279,819	1.00
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	1,008,946	57,114	0.20
			837,228	2.98
Supranational (Cost $51,590)
International Bank for Reconstruction & Development, 6.500%, 04/17/2030	INR	4,500,000	45,314	0.16
			45,314	0.16
Thailand (Cost $324,856)
Thailand (Rep of), 2.650%, 06/17/2028	THB	2,359,000	74,300	0.26
Thailand (Rep of), 1.840%, 05/17/2036	THB	420,000	12,448	0.04
Thailand (Rep of), 3.390%, 06/17/2037	THB	628,000	21,148	0.08
Thailand (Rep of), 3.300%, 06/17/2038	THB	2,197,000	72,544	0.26
Thailand (Rep of), 2.700%, 06/17/2040	THB	1,277,000	39,538	0.14
Thailand (Rep of), 2.980%, 06/17/2045	THB	2,877,000	86,897	0.31
Thailand (Rep of), 3.600%, 06/17/2067	THB	575,000	19,294	0.07
			326,169	1.16
Turkey (Cost $674,460)
Turkey (Rep of), 31.080%, 11/08/2028	TRY	2,088,318	42,349	0.15
Turkey (Rep of), 5.250%, 03/13/2030		356,000	343,718	1.22
Turkey (Rep of), 7.250%, 05/29/2032		209,000	213,531	0.76
Turkey (Rep of), 26.200%, 10/05/2033	TRY	1,480,429	27,423	0.10
			627,021	2.23
Ukraine (Cost $249,964)
Ukraine (Rep of), (Step to 6.000% on 02/01/27), 4.500%, 02/01/2034[3]		221,735	135,259	0.48
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Ukraine (continued)
Ukraine (Rep of), (Step to 6.000% on 02/01/27), 4.500%, 02/01/2035[3]		278,322	$166,993	0.59
			302,252	1.07
United Arab Emirates (Cost $224,951)
DP World Crescent Ltd., 3.875%, 07/18/2029		218,000	208,408	0.74
			208,408	0.74
United States (Cost $1,432,610)
U.S. Treasury Bill, 3.522%, 06/04/2026[9]		1,437,500	1,432,619	5.09
			1,432,619	5.09
Uruguay (Cost $347,350)
Uruguay (Rep of), 5.750%, 10/28/2034		184,978	194,735	0.69
Uruguay (Rep of), 8.000%, 10/29/2035	UYU	1,082,544	27,475	0.10
Uruguay (Rep of), 4.125%, 11/20/2045		114,498	98,955	0.35
			321,165	1.14
Uzbekistan (Cost $200,000)
Navoi Mining & Metallurgical Combinat, 6.750%, 05/14/2030		200,000	208,250	0.74
			208,250	0.74
Venezuela (Cost $2,746,514)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[5,6]		3,022,000	3,120,215	11.10
Petroleos de Venezuela S.A., 12.750%, 02/17/2022[5,6]		100,900	51,963	0.18
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[5]		123,780	57,929	0.21
Venezuela (Rep of), 11.750%, 10/21/2026[5]		311,300	176,974	0.63
Venezuela (Rep of), 9.250%, 09/15/2027[5]		301,000	154,142	0.55
Venezuela (Rep of), 11.950%, 08/05/2031[5]		233,400	132,980	0.47
			3,694,203	13.14
Zambia (Cost $176,444)
Zambia (Rep of), 16.000%, 02/16/2033	ZMW	846,000	43,586	0.15
Zambia (Rep of), (Step to 7.500% on 06/30/31), 5.750%, 06/30/2033[3]		142,473	140,550	0.50
			184,136	0.65
Total Debt Securities (Cost $36,452,141)			26,942,885	95.81

	Currency[1]	Shares	Value	% of Net Assets
Equity Securities
China (Cost $173,711)
Sunac China Holdings Ltd.*	HKD	538,000	$79,671	0.29
Sunac Services Holdings Ltd.[2]	HKD	66,000	8,882	0.03
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
China (continued)
Yuzhou Group Holdings Co. Ltd.*	HKD	270,000	$5,689	0.02
			94,242	0.34
Total Equity Securities (Cost $173,711)			94,242	0.34
Total Investments (Total Cost $36,625,852)			27,037,127	96.15
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			1,083,985	3.85
Net Assets			$28,121,112	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of April 30, 2026, these securities had a total value of $1,455,529 or 5.18% of net assets.
[3]	Step coupon bond. Rate as of April 30, 2026 is disclosed.
[4]	Zero coupon bond.
[5]	Issuer has defaulted on terms of debt obligation.
[6]	Maturity has been extended under the terms of a plan of reorganization.
[7]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[8]	Security has been deemed worthless and is a Level 3 investment.
[9]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
Percentages shown are based on net assets.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
 At April 30, 2026, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/04/2026	HSBC Bank	United States Dollar	336,147	Malaysian Ringgit	1,322,404	$3,136
05/05/2026	JPMorgan Chase	Brazilian Real	1,440,000	United States Dollar	288,075	2,342
05/05/2026	Merrill Lynch	Brazilian Real	2,475,911	United States Dollar	497,971	1,367
05/05/2026	Santander	Brazilian Real	1,100,000	United States Dollar	211,852	9,994
05/05/2026	HSBC Bank	United States Dollar	104,663	Thai Baht	3,395,463	454
05/11/2026	Merrill Lynch	Malaysian Ringgit	571,939	United States Dollar	144,000	56
05/11/2026	Deutsche Bank	United States Dollar	334,337	Malaysian Ringgit	1,322,404	1,259
05/22/2026	HSBC Bank	United States Dollar	52,339	Indonesian Rupiah	897,608,000	515
05/29/2026	HSBC Bank	United States Dollar	165,931	Philippine Peso	10,000,000	3,251
06/02/2026	Merrill Lynch	Brazilian Real	100,421	United States Dollar	20,000	104
06/05/2026	Deutsche Bank	Nigerian Naira	121,761,000	United States Dollar	83,000	4,188
06/08/2026	Deutsche Bank	United States Dollar	116,000	Egyptian Pound	6,078,400	4,990
06/10/2026	Morgan Stanley	Euro	32,720	United States Dollar	37,800	677
06/10/2026	Morgan Stanley	United States Dollar	38,620	Euro	32,720	143
06/10/2026	Deutsche Bank	United States Dollar	27,000	Indonesian Rupiah	462,901,500	296
06/10/2026	State Street	United States Dollar	171,300	Indonesian Rupiah	2,914,097,694	3,189
06/17/2026	JPMorgan Chase	United States Dollar	13,107	Thai Baht	417,255	255
06/17/2026	Merrill Lynch	United States Dollar	12,959	Thai Baht	413,540	222
06/17/2026	UBS	United States Dollar	78,700	Thai Baht	2,526,325	889
06/18/2026	Deutsche Bank	United States Dollar	125,800	Malaysian Ringgit	498,231	174
07/10/2026	ANZ Banking	United States Dollar	93,100	Indian Rupee	8,787,499	1,292
07/31/2026	Barclays	Czech Koruna	807,788	United States Dollar	38,795	125
07/31/2026	HSBC Bank	Czech Koruna	8,317,752	United States Dollar	398,755	2,004
07/31/2026	JPMorgan Chase	Hungarian Forint	8,469,495	United States Dollar	26,066	1,079
07/31/2026	Morgan Stanley	Hungarian Forint	34,229,472	United States Dollar	107,092	2,614
07/31/2026	HSBC Bank	Israeli Shekel	330,220	United States Dollar	107,239	4,890
07/31/2026	HSBC Bank	Kazakhstan Tenge	88,636,385	United States Dollar	178,115	6,445
07/31/2026	Deutsche Bank	Korean Won	999,188,223	United States Dollar	676,622	3,415
07/31/2026	JPMorgan Chase	Korean Won	66,461,805	United States Dollar	45,000	233
07/31/2026	Merrill Lynch	Polish Zloty	2,811,081	United States Dollar	772,042	3,229
07/31/2026	State Street	Polish Zloty	222,642	United States Dollar	61,235	168
07/31/2026	HSBC Bank	United States Dollar	318,791	Chilean Peso	284,980,188	2,058
07/31/2026	Merrill Lynch	United States Dollar	145,000	Chilean Peso	130,355,000	121
07/31/2026	Morgan Stanley	United States Dollar	626,359	Colombian Peso	2,265,572,047	16,644
07/31/2026	Morgan Stanley	United States Dollar	362,101	Mexican Peso	6,352,698	1,287
07/31/2026	State Street	United States Dollar	228,800	Mexican Peso	4,017,385	625
07/31/2026	Merrill Lynch	United States Dollar	80,400	Romanian Leu	352,409	1,301
07/31/2026	Societe Generale	United States Dollar	134,000	Romanian Leu	584,543	2,798
07/31/2026	HSBC Bank	United States Dollar	19,679	South African Rand	327,836	139
07/31/2026	Morgan Stanley	United States Dollar	40,170	South African Rand	662,606	678
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
07/31/2026	State Street	United States Dollar	121,100	South African Rand	2,009,735	$1,319
07/31/2026	HSBC Bank	United States Dollar	32,500	Turkish Lira	1,600,865	31
07/31/2026	JPMorgan Chase	Uzbekistan Som	1,072,407,717	United States Dollar	87,436	879
08/06/2026	Morgan Stanley	Nigerian Naira	99,613,665	United States Dollar	68,985	982
Subtotal Appreciation						91,857
05/04/2026	Deutsche Bank	Malaysian Ringgit	1,322,404	United States Dollar	334,278	(1,267)
05/05/2026	HSBC Bank	Thai Baht	1,705,463	United States Dollar	52,500	(159)
05/05/2026	Merrill Lynch	Thai Baht	1,690,000	United States Dollar	52,000	(133)
05/05/2026	JPMorgan Chase	United States Dollar	585,800	Brazilian Real	3,048,846	(29,086)
05/05/2026	Merrill Lynch	United States Dollar	370,798	Brazilian Real	1,967,065	(25,916)
05/11/2026	HSBC Bank	Indian Rupee	26,159,811	United States Dollar	280,414	(5,210)
05/11/2026	Morgan Stanley	Malaysian Ringgit	567,510	United States Dollar	143,000	(60)
05/22/2026	Deutsche Bank	Indonesian Rupiah	788,670,000	United States Dollar	46,000	(465)
05/29/2026	Deutsche Bank	Philippine Peso	5,869,623	United States Dollar	96,703	(1,215)
05/29/2026	HSBC Bank	Philippine Peso	10,037,876	United States Dollar	167,243	(3,946)
06/02/2026	Merrill Lynch	United States Dollar	494,500	Brazilian Real	2,475,911	(1,166)
06/05/2026	HSBC Bank	United States Dollar	50,000	Nigerian Naira	70,150,000	(232)
06/10/2026	Citibank	Indonesian Rupiah	2,784,301,965	United States Dollar	165,614	(4,990)
06/10/2026	Deutsche Bank	Indonesian Rupiah	805,862,000	United States Dollar	47,000	(511)
06/10/2026	State Street	Indonesian Rupiah	2,632,607,606	United States Dollar	153,081	(1,209)
06/17/2026	HSBC Bank	Thai Baht	26,036,213	United States Dollar	811,383	(9,467)
06/17/2026	JPMorgan Chase	United States Dollar	122,854	Thai Baht	4,013,658	(767)
06/18/2026	BNP Paribas	Malaysian Ringgit	231,698	United States Dollar	59,194	(773)
07/10/2026	Deutsche Bank	Indian Rupee	34,106,770	United States Dollar	362,797	(6,465)
07/10/2026	Morgan Stanley	Indian Rupee	9,907,212	United States Dollar	104,806	(1,300)
07/10/2026	UBS	Indian Rupee	10,719,191	United States Dollar	113,481	(1,491)
07/31/2026	HSBC Bank	Chinese Offshore Yuan	8,114,973	United States Dollar	1,198,862	(3,057)
07/31/2026	Morgan Stanley	Czech Koruna	598,320	United States Dollar	29,000	(172)
07/31/2026	Barclays	Hungarian Forint	20,411,573	United States Dollar	65,702	(282)
07/31/2026	BNP Paribas	Hungarian Forint	37,794,850	United States Dollar	121,641	(508)
07/31/2026	Morgan Stanley	Mexican Peso	12,857,890	United States Dollar	732,126	(1,838)
07/31/2026	Merrill Lynch	Peruvian Nuevo Sol	167,109	United States Dollar	47,914	(506)
07/31/2026	Societe Generale	Polish Zloty	482,467	United States Dollar	134,000	(940)
07/31/2026	Barclays	Romanian Leu	336,376	United States Dollar	76,868	(1,367)
07/31/2026	Morgan Stanley	Romanian Leu	253,787	United States Dollar	57,982	(1,019)
07/31/2026	HSBC Bank	Singapore Dollar	687,909	United States Dollar	545,140	(1,090)
07/31/2026	Merrill Lynch	South African Rand	4,455,757	United States Dollar	268,823	(3,257)
07/31/2026	Morgan Stanley	South African Rand	1,061,529	United States Dollar	63,952	(684)
07/31/2026	Citibank	Taiwan Dollar	14,322,441	United States Dollar	454,355	(2,178)
07/31/2026	Goldman Sachs	Turkish Lira	740,826	United States Dollar	15,050	(25)
07/31/2026	Morgan Stanley	Turkish Lira	18,420,707	United States Dollar	374,370	(758)
07/31/2026	State Street	United States Dollar	92,000	Czech Koruna	1,918,965	(458)
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
07/31/2026	State Street	United States Dollar	63,900	Hungarian Forint	20,771,719	$(2,674)
07/31/2026	Morgan Stanley	United States Dollar	20,500	Israeli Shekel	62,876	(850)
07/31/2026	Goldman Sachs	United States Dollar	166,800	Polish Zloty	607,439	(726)
08/06/2026	Merrill Lynch	United States Dollar	57,150	Nigerian Naira	82,867,500	(1,054)
Subtotal Depreciation						(119,271)
Total						$(27,414)
At April 30, 2026, the Ashmore Emerging Markets Total Return Fund had the following centrally cleared interest rate swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)**
5.250% (Pay Semi-Annually)	1-Day CLP CLICP (Receive Semi-Annually)	CLP	480,000,000	01/26/2036	$615	$—	$615
4.710% (Pay Semi-Annually)	1-Day CLP CLICP (Receive Semi-Annually)	CLP	403,000,000	02/02/2031	6,457	—	6,457
1 Day COOVIBR (Pay Quarterly)	8.170% (Receive Quarterly)	COP	2,609,650,000	04/07/2027	(26,859)	—	(26,859)
7.646% (Pay Monthly)	1-Day MXN-TIIE-BANXICO (Receive Monthly)	MXN	3,600,000	06/11/2031	2,291	—	2,291
8.041% (Pay Monthly)	1-Day MXN-TIIE-BANXICO (Receive Monthly)	MXN	4,000,000	06/04/2036	4,242	—	4,242
7.788% (Pay Monthly)	1-Day MXN-TIIE-BANXICO (Receive Monthly)	MXN	5,900,000	06/11/2031	1,772	—	1,772
7.355% (Pay Quarterly)	3M ZAR JIBAR (Receive Quarterly)	ZAR	7,300,000	04/24/2028	617	—	617
							$(10,865)
**Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$420,279	$—	$420,279
Corporate Convertible Bonds	—	178,316	—	178,316
Financial Certificates	—	208,408	—	208,408
Government Agencies	—	4,575,965	—	4,575,965
Government Bonds	—	18,619,494	—	18,619,494
Index Linked Government Bonds	—	845,746	—	845,746
Short Term Bills and Notes	—	2,094,677	—	2,094,677
Total Debt Securities	—	26,942,885	—	26,942,885
Equity Securities
Common Stock
China	—	94,242	—	94,242
Total Investments	$—	$27,037,127	$—	$27,037,127
Other Financial Instruments
Assets:
Centrally Cleared Interest Rate Swap Contracts†	$—	$15,994	$—	$15,994
Forward Foreign Currency Exchange Contracts	—	91,857	—	91,857
Liabilities:
Centrally Cleared Interest Rate Swap Contracts†	—	(26,859)	—	(26,859)
Forward Foreign Currency Exchange Contracts	—	(119,271)	—	(119,271)
Total Other Financial Instruments	$—	$(38,279)	$—	$(38,279)
†Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
There were no transfers to or from Level 3 during the period ended April 30, 2026.
The amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended April 30, 2026.
The following is a summary of the fair values of the Fund’s derivative instruments*:
Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2026:
	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk
Assets:
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts	$—	$15,994†
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	91,857	—
	$91,857	$15,994
Liabilities:
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts	$—	$26,859†
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(119,271)	$—
	$(119,271)	$26,859

†	Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2026:
	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk	Credit Risk
Realized Gain (Loss) on Derivatives:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(69,024)	$—	$—
Net Realized Loss on Interest Rate Swap Contracts	—	(67,070)	—
Net Realized Gain on Credit Default Swap Contracts	—	—	2,039
	$(69,024)	$(67,070)	$2,039
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net Change in Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$110,416	$—	$—
Net Change in Unrealized Appreciation on Interest Rate Swap Contracts	—	27,223	—
	$110,416	$27,223	$—
* See note 9 in the Notes to the Financial Statements for additional information.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS
As of April 30, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Argentina (Cost $138,685)
Bono Del Tesoro Nacional Capitalizable en Pesos, 2.550%, 04/30/2027	ARS	46,000,000	$40,014	0.41
Letra Del Tesoro Nacional Capitalizable En Pesos, 2.750%, 07/31/2026	ARS	142,259,383	112,990	1.14
			153,004	1.55
Brazil (Cost $661,143)
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2028[2]	BRL	1,380,000	224,931	2.28
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2030[2]	BRL	3,119,000	393,898	3.98
Brazil Notas do Tesouro Nacional, 10.000%, 01/01/2029	BRL	477,000	88,968	0.90
			707,797	7.16
Chile (Cost $321,226)
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 10/01/2028[3]	CLP	20,000,000	22,269	0.22
Bonos de la Tesoreria de la Republica en pesos, 5.800%, 10/01/2029[3]	CLP	130,000,000	146,882	1.49
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 04/01/2033[3]	CLP	130,000,000	148,258	1.50
			317,409	3.21
China (Cost $403,514)
China (Rep of), 1.440%, 09/15/2027	CNY	530,000	77,634	0.79
China (Rep of), 2.620%, 09/25/2029	CNY	370,000	56,419	0.57
China (Rep of), 1.780%, 09/15/2032	CNY	950,000	140,437	1.42
China (Rep of), 1.830%, 08/25/2035	CNY	390,000	57,353	0.58
China (Rep of), 1.980%, 04/25/2045	CNY	130,000	18,263	0.18
China (Rep of), 2.150%, 08/25/2055	CNY	490,000	69,508	0.70
			419,614	4.24
Colombia (Cost $780,766)
Colombian TES, 6.000%, 04/28/2028	COP	1,351,700,000	321,571	3.25
Colombian TES, 7.000%, 03/26/2031	COP	581,700,000	121,471	1.23
Colombian TES, 7.000%, 06/30/2032	COP	306,900,000	60,803	0.62
Colombian TES, 13.250%, 02/09/2033	COP	471,100,000	124,753	1.26
Colombian TES, 7.250%, 10/18/2034	COP	307,600,000	58,288	0.59
Colombian TES, 11.500%, 07/25/2046	COP	404,200,000	98,043	0.99
			784,929	7.94
Czech Republic (Cost $388,504)
Czech (Rep of), 5.000%, 09/30/2030	CZK	2,480,000	122,316	1.24
Czech (Rep of), 1.750%, 06/23/2032	CZK	1,670,000	68,401	0.69
Czech (Rep of), 4.900%, 04/14/2034	CZK	3,390,000	164,537	1.67
Czech (Rep of), 1.950%, 07/30/2037	CZK	1,250,000	44,845	0.45
			400,099	4.05
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Egypt (Cost $47,424)
Egypt (Rep of), 23.381%, 08/26/2028	EGP	2,245,000	$41,078	0.42
			41,078	0.42
Hungary (Cost $191,344)
Hungary (Rep of), 4.500%, 03/23/2028	HUF	10,650,000	33,473	0.34
Hungary (Rep of), 6.750%, 10/22/2028	HUF	2,410,000	7,905	0.08
Hungary (Rep of), 3.000%, 08/21/2030	HUF	14,230,000	40,907	0.41
Hungary (Rep of), 6.750%, 07/23/2031	HUF	11,680,000	39,016	0.39
Hungary (Rep of), 4.750%, 11/24/2032	HUF	10,070,000	30,331	0.31
Hungary (Rep of), 7.000%, 10/24/2035	HUF	15,000,000	51,740	0.52
Hungary (Rep of), 3.000%, 10/27/2038	HUF	5,640,000	13,414	0.14
			216,786	2.19
India (Cost $226,270)
India (Rep of), 7.360%, 09/12/2052	INR	9,730,000	99,090	1.00
India (Rep of), 7.300%, 06/19/2053	INR	9,150,000	92,779	0.94
			191,869	1.94
Indonesia (Cost $1,015,368)
Indonesia (Rep of), 5.125%, 04/15/2027	IDR	1,702,000,000	97,095	0.98
Indonesia (Rep of), 7.000%, 05/15/2027	IDR	2,169,000,000	125,805	1.27
Indonesia (Rep of), 6.375%, 08/15/2028	IDR	1,834,000,000	105,842	1.07
Indonesia (Rep of), 6.875%, 04/15/2029	IDR	611,000,000	35,686	0.36
Indonesia (Rep of), 6.500%, 07/15/2030	IDR	123,000,000	7,063	0.07
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	787,000,000	45,969	0.47
Indonesia (Rep of), 6.500%, 02/15/2031	IDR	694,000,000	39,710	0.40
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	1,159,000,000	72,613	0.74
Indonesia (Rep of), 6.375%, 04/15/2032	IDR	1,017,000,000	57,724	0.58
Indonesia (Rep of), 7.500%, 08/15/2032	IDR	583,000,000	34,924	0.35
Indonesia (Rep of), 7.000%, 02/15/2033	IDR	586,000,000	34,276	0.35
Indonesia (Rep of), 6.625%, 02/15/2034	IDR	435,000,000	24,867	0.25
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	830,000,000	52,279	0.53
Indonesia (Rep of), 6.750%, 07/15/2035	IDR	388,000,000	22,235	0.23
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	635,000,000	40,377	0.41
Indonesia (Rep of), 7.125%, 06/15/2038	IDR	1,618,000,000	95,245	0.96
			891,710	9.02
Malaysia (Cost $413,529)
Malaysia (Rep of), 3.476%, 07/02/2035	MYR	66,000	16,494	0.17
Malaysia (Rep of), 4.893%, 06/08/2038	MYR	226,000	62,727	0.63
Malaysia (Rep of), 4.054%, 04/18/2039	MYR	149,000	38,237	0.39
Malaysia (Rep of), 3.757%, 05/22/2040	MYR	100,000	24,815	0.25
Malaysia (Rep of), 4.696%, 10/15/2042	MYR	297,000	81,363	0.82
Malaysia (Rep of), 4.180%, 05/16/2044	MYR	53,000	13,691	0.14
Malaysia (Rep of), 4.921%, 07/06/2048	MYR	11,000	3,123	0.03
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	283,000	71,577	0.72
Malaysia (Rep of), 4.457%, 03/31/2053	MYR	235,000	62,863	0.64
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Malaysia (continued)
Malaysia Government Investment Issue, 4.417%, 09/30/2041	MYR	11,000	$2,925	0.03
Malaysia Government Investment Issue, 4.291%, 08/14/2043	MYR	59,000	15,409	0.16
Malaysia Government Investment Issue, 5.357%, 05/15/2052	MYR	250,000	75,360	0.76
			468,584	4.74
Mexico (Cost $1,326,736)
Mexican Bonos, 8.500%, 05/31/2029	MXN	3,400,000	195,817	1.98
Mexican Bonos, 7.750%, 05/29/2031	MXN	4,710,000	259,260	2.62
Mexican Bonos, 7.750%, 11/23/2034	MXN	1,530,000	80,331	0.81
Mexican Bonos, 8.500%, 11/18/2038	MXN	2,350,000	124,604	1.26
Mexican Bonos, 7.750%, 11/13/2042	MXN	1,830,000	87,940	0.89
Mexican Bonos, 8.000%, 11/07/2047	MXN	1,090,000	52,690	0.54
Mexican Udibonos, 4.000%, 08/30/2029	MXN	610,000	306,410	3.10
Mexican Udibonos, 2.750%, 11/27/2031	MXN	290,000	134,021	1.36
Mexican Udibonos, 4.000%, 08/24/2034	MXN	260,000	125,427	1.27
Mexican Udibonos, 4.500%, 11/22/2035	MXN	30,000	15,060	0.15
			1,381,560	13.98
Nigeria (Cost $257,105)
Nigeria OMO Bill, 0.000%, 07/21/2026[2]	NGN	37,538,000	26,118	0.27
Nigeria OMO Bill, 0.000%, 07/28/2026[2]	NGN	14,849,000	10,290	0.10
Nigeria OMO Bill, 0.000%, 08/11/2026[2]	NGN	58,368,000	40,128	0.41
Nigeria OMO Bill, 0.000%, 08/18/2026[2]	NGN	4,700,000	3,224	0.03
Nigeria OMO Bill, 0.000%, 01/12/2027[2]	NGN	274,409,000	176,360	1.78
			256,120	2.59
Paraguay (Cost $82,737)
Paraguay (Rep of), 8.500%, 04/04/2038[3]	PYG	533,000,000	87,049	0.88
			87,049	0.88
Peru (Cost $135,692)
Peru (Rep of), 7.300%, 08/12/2033[3]	PEN	34,000	10,633	0.11
Peru (Rep of), 6.850%, 08/12/2035[3]	PEN	128,000	38,023	0.39
Peru (Rep of), 7.600%, 08/12/2039[3]	PEN	288,000	86,369	0.87
			135,025	1.37
Poland (Cost $450,227)
Poland (Rep of), 2.750%, 10/25/2029	PLN	53,000	13,628	0.14
Poland (Rep of), 4.500%, 07/25/2030	PLN	127,000	34,230	0.35
Poland (Rep of), 1.250%, 10/25/2030	PLN	192,000	44,913	0.45
Poland (Rep of), 1.750%, 04/25/2032	PLN	420,000	94,364	0.95
Poland (Rep of), 6.000%, 10/25/2033	PLN	473,000	134,054	1.36
Poland (Rep of), 5.000%, 10/25/2034	PLN	189,000	49,948	0.50
Poland (Rep of), 5.000%, 10/25/2035	PLN	412,000	107,531	1.09
			478,668	4.84
Romania (Cost $424,565)
Romania (Rep of), 4.850%, 07/25/2029	RON	200,000	42,728	0.43
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Romania (continued)
Romania (Rep of), 8.000%, 04/29/2030	RON	70,000	$16,387	0.17
Romania (Rep of), 4.150%, 10/24/2030	RON	115,000	23,211	0.24
Romania (Rep of), 7.350%, 04/28/2031	RON	390,000	89,272	0.90
Romania (Rep of), 8.250%, 09/29/2032	RON	155,000	36,674	0.37
Romania (Rep of), 7.100%, 07/31/2034	RON	45,000	10,048	0.10
Romania (Rep of), 4.750%, 10/11/2034	RON	285,000	54,234	0.55
Romania (Rep of), 6.750%, 04/25/2035	RON	110,000	23,992	0.24
Romania (Rep of), 4.250%, 04/28/2036	RON	110,000	19,531	0.20
Romania (Rep of), 7.900%, 02/24/2038	RON	410,000	96,769	0.98
			412,846	4.18
South Africa (Cost $643,582)
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	989,335	58,672	0.59
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	3,496,927	210,815	2.13
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	1,244,830	71,818	0.73
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	1,725,529	101,220	1.03
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	3,993,953	226,103	2.29
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	754,544	42,712	0.43
			711,340	7.20
Supranational (Cost $146,780)
Inter-American Development Bank, 7.350%, 10/06/2030	INR	3,000,000	31,099	0.31
Inter-American Development Bank, 6.850%, 02/18/2036	INR	4,000,000	39,305	0.40
International Bank for Reconstruction & Development, 6.500%, 04/17/2030	INR	5,800,000	58,404	0.59
			128,808	1.30
Thailand (Cost $441,259)
Thailand (Rep of), 3.775%, 06/25/2032	THB	1,779,000	60,722	0.61
Thailand (Rep of), 3.350%, 06/17/2033	THB	1,814,000	60,662	0.61
Thailand (Rep of), 1.585%, 12/17/2035	THB	2,103,000	60,932	0.62
Thailand (Rep of), 3.400%, 06/17/2036	THB	445,000	15,071	0.15
Thailand (Rep of), 3.390%, 06/17/2037	THB	3,245,000	109,275	1.11
Thailand (Rep of), 3.300%, 06/17/2038	THB	1,204,000	39,756	0.40
Thailand (Rep of), 2.000%, 06/17/2042	THB	1,047,000	28,531	0.29
Thailand (Rep of), 2.980%, 06/17/2045	THB	1,742,000	52,616	0.53
Thailand (Rep of), 2.875%, 06/17/2046	THB	1,449,000	42,956	0.44
			470,521	4.76
Turkey (Cost $117,908)
Turkey (Rep of), 31.080%, 11/08/2028	TRY	1,006,740	20,415	0.20
Turkey (Rep of), 26.200%, 10/05/2033	TRY	2,709,134	50,184	0.51
			70,599	0.71
United States (Cost $617,396)
U.S. Treasury Bill, 3.503%, 06/04/2026[4]		619,500	617,397	6.24
			617,397	6.24
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Uruguay (Cost $25,025)
Uruguay (Rep of), 8.000%, 10/29/2035	UYU	996,390	$25,288	0.26
			25,288	0.26
Zambia (Cost $27,206)
Zambia (Rep of), 16.000%, 02/16/2033	ZMW	500,000	25,760	0.26
			25,760	0.26
Total Debt Securities (Cost $9,283,991)			9,393,860	95.03
Total Investments in Securities (Cost $9,283,991)			9,393,860	95.03
Total Investments (Total Cost $9,283,991)			9,393,860	95.03
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			491,687	4.97
Net Assets			$9,885,547	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Zero coupon bond.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of April 30, 2026, these securities had a total value of $539,483 or 5.46% of net assets.
[4]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
Percentages shown are based on net assets.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
 At April 30, 2026, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/05/2026	Merrill Lynch	Brazilian Real	695,105	United States Dollar	131,030	$9,158
05/05/2026	HSBC Bank	United States Dollar	116,181	Thai Baht	3,769,130	504
05/11/2026	Merrill Lynch	Malaysian Ringgit	297,885	United States Dollar	75,000	29
05/11/2026	Merrill Lynch	United States Dollar	22,329	Malaysian Ringgit	88,244	103
05/22/2026	HSBC Bank	United States Dollar	9,731	Indonesian Rupiah	166,888,000	96
05/29/2026	HSBC Bank	United States Dollar	116,152	Philippine Peso	7,000,000	2,275
06/02/2026	Merrill Lynch	Brazilian Real	423,402	United States Dollar	84,465	298
06/05/2026	Deutsche Bank	Nigerian Naira	73,350,000	United States Dollar	50,000	2,523
06/08/2026	Deutsche Bank	United States Dollar	50,000	Egyptian Pound	2,620,000	2,151
06/10/2026	BNP Paribas	United States Dollar	27,000	Indonesian Rupiah	456,988,500	637
06/10/2026	Citibank	United States Dollar	209,078	Indonesian Rupiah	3,515,026,523	6,300
06/18/2026	JPMorgan Chase	Malaysian Ringgit	40,203	United States Dollar	10,137	—[1]
06/18/2026	Merrill Lynch	Malaysian Ringgit	72,207	United States Dollar	18,000	207
06/18/2026	Merrill Lynch	United States Dollar	35,000	Malaysian Ringgit	138,593	55
07/31/2026	Morgan Stanley	Chinese Offshore Yuan	54,301	United States Dollar	8,000	2
07/31/2026	HSBC Bank	Czech Koruna	1,196,158	United States Dollar	57,344	288
07/31/2026	Morgan Stanley	Hungarian Forint	13,337,512	United States Dollar	42,632	115
07/31/2026	HSBC Bank	Kazakhstan Tenge	54,271,000	United States Dollar	109,058	3,947
07/31/2026	Merrill Lynch	Polish Zloty	1,253,492	United States Dollar	344,262	1,440
07/31/2026	HSBC Bank	United States Dollar	152,597	Chilean Peso	136,412,535	985
07/31/2026	Merrill Lynch	United States Dollar	100,000	Chilean Peso	89,900,000	83
07/31/2026	Morgan Stanley	United States Dollar	412,169	Colombian Peso	1,490,834,257	10,952
07/31/2026	Merrill Lynch	United States Dollar	12,770	Czech Koruna	263,620	69
07/31/2026	Morgan Stanley	United States Dollar	399,670	Mexican Peso	7,016,703	1,143
07/31/2026	Citibank	United States Dollar	35,721	Polish Zloty	128,224	358
07/31/2026	Morgan Stanley	United States Dollar	25,121	Romanian Leu	109,957	441
07/31/2026	Societe Generale	United States Dollar	99,000	Romanian Leu	431,864	2,067
07/31/2026	HSBC Bank	United States Dollar	14,717	South African Rand	245,173	104
07/31/2026	Morgan Stanley	United States Dollar	30,041	South African Rand	495,532	507
07/31/2026	JPMorgan Chase	Uzbekistan Som	624,629,000	United States Dollar	50,928	512
08/06/2026	Morgan Stanley	Nigerian Naira	76,800,000	United States Dollar	53,186	757
Subtotal Appreciation						48,106
05/05/2026	HSBC Bank	Thai Baht	1,884,130	United States Dollar	58,000	(175)
05/05/2026	Merrill Lynch	Thai Baht	1,885,000	United States Dollar	58,000	(148)
05/05/2026	JPMorgan Chase	United States Dollar	85,000	Brazilian Real	447,440	(5,239)
05/05/2026	Merrill Lynch	United States Dollar	49,812	Brazilian Real	247,665	(137)
05/11/2026	HSBC Bank	Indian Rupee	12,075,491	United States Dollar	129,440	(2,405)
05/11/2026	Morgan Stanley	Malaysian Ringgit	293,676	United States Dollar	74,000	(31)
05/22/2026	Deutsche Bank	Indonesian Rupiah	565,785,000	United States Dollar	33,000	(334)
05/29/2026	Deutsche Bank	Philippine Peso	5,468,278	United States Dollar	90,091	(1,132)
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/29/2026	HSBC Bank	Philippine Peso	1,549,378	United States Dollar	25,814	$(609)
06/10/2026	Deutsche Bank	Indonesian Rupiah	1,202,518,000	United States Dollar	69,871	(499)
06/10/2026	JPMorgan Chase	Indonesian Rupiah	170,260,000	United States Dollar	10,000	(178)
06/17/2026	HSBC Bank	Thai Baht	11,810,163	United States Dollar	367,239	(3,485)
06/17/2026	Barclays	United States Dollar	30,727	Thai Baht	1,006,771	(282)
06/18/2026	BNP Paribas	Malaysian Ringgit	1,890,794	United States Dollar	483,060	(6,307)
06/18/2026	HSBC Bank	Malaysian Ringgit	78,375	United States Dollar	19,771	(9)
06/18/2026	Morgan Stanley	Malaysian Ringgit	43,410	United States Dollar	11,000	(54)
07/10/2026	Deutsche Bank	Indian Rupee	11,237,343	United States Dollar	119,533	(2,130)
07/10/2026	Morgan Stanley	Indian Rupee	10,037,363	United States Dollar	106,176	(1,310)
07/31/2026	HSBC Bank	Chinese Offshore Yuan	3,733,871	United States Dollar	551,622	(1,407)
07/31/2026	Morgan Stanley	Czech Koruna	206,317	United States Dollar	10,000	(59)
07/31/2026	Barclays	Hungarian Forint	19,079,197	United States Dollar	61,413	(264)
07/31/2026	BNP Paribas	Hungarian Forint	19,411,109	United States Dollar	62,474	(261)
07/31/2026	Merrill Lynch	Peruvian Nuevo Sol	22,774	United States Dollar	6,530	(69)
07/31/2026	Citibank	Polish Zloty	28,772	United States Dollar	8,000	(65)
07/31/2026	Societe Generale	Polish Zloty	363,651	United States Dollar	101,000	(708)
07/31/2026	State Street	Polish Zloty	77,561	United States Dollar	21,612	(221)
07/31/2026	Merrill Lynch	South African Rand	524,971	United States Dollar	31,672	(384)
07/31/2026	Morgan Stanley	Turkish Lira	688,540	United States Dollar	13,993	(28)
07/31/2026	JPMorgan Chase	United States Dollar	135,206	Hungarian Forint	43,932,364	(5,599)
Subtotal Depreciation						(33,529)
Total						$14,577

[1]	Amount rounds to less than $1.
At April 30, 2026, the Ashmore Emerging Markets Local Currency Bond Fund had the following centrally cleared interest rate swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)**
1 Day Brazil CENTIP Interbank Deposit Rate (Pay At Maturity)	13.130% (Receive At Maturity)	BRL	1,073,075	01/02/2029	$(4,800)	$—	$(4,800)
1 Day Brazil CENTIP Interbank Deposit Rate (Pay At Maturity)	13.260% (Receive At Maturity)	BRL	2,601,887	01/03/2028	(9,170)	—	(9,170)
1 Day Brazil CENTIP Interbank Deposit Rate (Pay At Maturity)	13.090% (Receive At Maturity)	BRL	880,576	01/02/2029	(3,902)	—	(3,902)
5.250% (Pay Semi-Annually)	1-Day CLP CLICP (Receive Semi-Annually)	CLP	114,000,000	01/26/2036	146	—	146
4.710% (Pay Semi-Annually)	1-Day CLP CLICP (Receive Semi-Annually)	CLP	193,000,000	02/02/2031	3,092	—	3,092
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)**
4.785% (Pay Semi-Annually)	1-Day CLP CLICP (Receive Semi-Annually)	CLP	159,000,000	03/09/2031	$2,066	$—	$2,066
5.146% (Pay Semi-Annually)	1-Day CLP CLICP (Receive Semi-Annually)	CLP	120,000,000	03/25/2031	(572)	—	(572)
7-Day CNY CNRR (Pay Quarterly)	2.775% (Receive Quarterly)	CNY	1,700,000	03/15/2028	6,413	—	6,413
7-Day CNY CNRR (Pay Quarterly)	1.770% (Receive Quarterly)	CNY	700,000	10/11/2029	932	—	932
1 Day COOVIBR (Pay Quarterly)	8.420% (Receive Quarterly)	COP	2,183,000,000	01/21/2027	(15,613)	—	(15,613)
1 Day COOVIBR (Pay Quarterly)	8.170% (Receive Quarterly)	COP	605,810,000	04/07/2027	(6,235)	—	(6,235)
1-Day INR MIBOR (Pay Semi-Annually)	5.794% (Receive Semi-Annually)	INR	6,430,000	06/18/2035	(4,494)	—	(4,494)
5.744% (Pay Semi-Annually)	1-Day INR MIBOR (Receive Semi-Annually)	INR	1,337,000	06/16/2030	376	—	376
7.646% (Pay Monthly)	1-Day MXN-TIIE-BANXICO (Receive Monthly)	MXN	2,100,000	06/11/2031	1,336	—	1,336
8.041% (Pay Monthly)	1-Day MXN-TIIE-BANXICO (Receive Monthly)	MXN	2,800,000	06/04/2036	2,970	—	2,970
8.071% (Pay Monthly)	1-Day MXN-TIIE-BANXICO (Receive Monthly)	MXN	1,300,000	06/04/2036	1,227	—	1,227
7.788% (Pay Monthly)	1-Day MXN-TIIE-BANXICO (Receive Monthly)	MXN	4,200,000	06/11/2031	1,262	—	1,262
3M MYR KLIBO (Pay Quarterly)	3.270% (Receive Quarterly)	MYR	539,000	06/17/2030	(1,123)	—	(1,123)
6M PLN WIBOR (Pay Semi-Annually)	4.681% (Receive Annually)	PLN	150,000	06/19/2034	1,077	—	1,077
7.355% (Pay Quarterly)	3M ZAR JIBAR (Receive Quarterly)	ZAR	4,300,000	04/24/2028	364	—	364
							$(24,648)
**Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Financial Certificates	$—	$93,694	$—	$93,694
Government Agencies	—	128,808	—	128,808
Government Bonds	—	7,603,932	—	7,603,932
Index Linked Government Bonds	—	580,918	—	580,918
Short Term Bills and Notes	—	986,508	—	986,508
Total Debt Securities	—	9,393,860	—	9,393,860
Total Investments	$—	$9,393,860	$—	$9,393,860
Other Financial Instruments
Assets:
Centrally Cleared Interest Rate Swap Contracts†	$—	$21,262	$—	$21,262
Forward Foreign Currency Exchange Contracts	—	48,106	—	48,106
Liabilities:
Centrally Cleared Interest Rate Swap Contracts†	—	(45,910)	—	(45,910)
Forward Foreign Currency Exchange Contracts	—	(33,529)	—	(33,529)
Total Other Financial Instruments	$—	$(10,071)	$—	$(10,071)
†Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following is a summary of the fair values of the Fund’s derivative instruments*:
Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2026:
	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk
Assets:
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts	$—	$21,261†
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	48,106	—
	$48,106	$21,261
Liabilities:
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts	$—	$(45,909)†
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(33,529)	—
	$(33,529)	$(45,909)

†	Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2026:
	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk	Credit Risk
Realized Gain (Loss) on Derivatives:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$39,663	$—	$—
Net Realized Loss on Interest Rate Swap Contracts	—	(2,293)	—
Net Realized Gain on Credit Default Swap Contracts	—	—	913
	$39,663	$(2,293)	$913
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net Change in Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$22,228	$—	$—
Net Change in Unrealized Depreciation on Interest Rate Swap Contracts	—	(28,986)	—
	$22,228	$(28,986)	$—
* See note 9 in the Notes to the Financial Statements for additional information.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS
As of April 30, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Argentina (Cost $923,509)
Pampa Energia S.A., 7.875%, 12/16/2034		130,000	$135,782	0.80
Pluspetrol S.A., 8.125%, 05/18/2031		10,000	10,339	0.06
Pluspetrol S.A., 8.500%, 05/30/2032		130,000	135,614	0.80
Telecom Argentina S.A., 9.500%, 07/18/2031		100,000	106,659	0.63
Transportadora de Gas del Sur S.A., 7.750%, 11/20/2035[2]		200,000	206,102	1.22
Vista Energy Argentina S.A.U., 7.625%, 12/10/2035		130,000	133,088	0.79
YPF Energia Electrica S.A., 7.875%, 10/16/2032		130,000	132,729	0.78
YPF S.A., 9.500%, 01/17/2031		98,000	104,603	0.62
			964,916	5.70
Brazil (Cost $1,101,140)
Braskem Netherlands Finance B.V., 4.500%, 01/10/2028		200,000	124,300	0.74
CSN Inova Ventures, 6.750%, 01/28/2028		200,000	169,960	1.00
JBS N.V./JBS U.S.A. Foods Group Holdings, Inc./JBS U.S.A. Food Co. Holdings, 6.500%, 12/01/2052		90,000	90,106	0.53
LD Celulose International GmbH, 7.950%, 01/26/2032		200,000	208,304	1.23
Petrobras Global Finance B.V., 6.850%, 06/05/2115		35,000	33,215	0.20
Samarco Mineracao S.A., 9.500%, 06/30/2031[3]		147,382	147,529	0.87
Suzano Austria GmbH, 7.000%, 03/16/2047		200,000	218,102	1.29
Vale Overseas Ltd., 6.875%, 11/10/2039		47,000	52,238	0.31
Vale Overseas Ltd., 6.400%, 06/28/2054		85,000	87,019	0.51
			1,130,773	6.68
Chile (Cost $396,900)
Banco de Credito e Inversiones S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.944%), 8.750%, 05/08/2029[4]		200,000	214,600	1.27
Chile Electricity Lux Mpc II S.a.r.l., 5.580%, 10/20/2035		195,501	199,753	1.18
			414,353	2.45
China (Cost $7,131,075)
Central China Real Estate Ltd., 7.250%, 07/16/2024[5,6]		465,000	6,975	0.04
Central China Real Estate Ltd., 7.250%, 08/13/2024[5,6]		2,611,000	39,165	0.23
Central China Real Estate Ltd., 7.250%, 04/28/2025[5,6]		190,000	1,900	0.01
Central China Real Estate Ltd., 7.650%, 08/27/2025[5,6]		400,000	5,500	0.03
China SCE Group Holdings Ltd., 7.375%, 04/09/2024[5,6]		200,000	7,250	0.04
China SCE Group Holdings Ltd., 5.950%, 09/29/2024[5,6]		760,000	23,750	0.14
China SCE Group Holdings Ltd., 7.000%, 05/02/2025[5,6]		1,236,000	44,805	0.26
China SCE Group Holdings Ltd., 6.000%, 02/04/2026[5,6]		1,099,000	41,762	0.25
Kaisa Group Holdings Ltd., 0.000%, 12/31/2026[2,7]		182,943	915	0.01
Kaisa Group Holdings Ltd., 5.000%, 11/30/2027[2]		35,568	2,856	0.02
Kaisa Group Holdings Ltd., 7.721%, (97% PIK), 12/28/2027[2,3]		210,454	3,157	0.02
Kaisa Group Holdings Ltd., 0.000%, 12/31/2027[2,7]		228,690	1,163	0.01
Kaisa Group Holdings Ltd., 6.250%, (96% PIK), 12/28/2028[2,3]		307,662	3,846	0.02
Kaisa Group Holdings Ltd., 0.000%, 12/31/2028[2,7]		365,888	183	—
Kaisa Group Holdings Ltd., 6.500%, (96% PIK), 12/28/2029[2,3]		515,050	6,824	0.04
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Kaisa Group Holdings Ltd., 0.000%, 12/31/2029[2,7]		365,888	$1,171	0.01
Kaisa Group Holdings Ltd., 6.750%, (96% PIK), 12/28/2030[2,3]		620,798	9,684	0.06
Kaisa Group Holdings Ltd., 0.000%, 12/31/2030[2,7]		457,360	1,089	0.01
Kaisa Group Holdings Ltd., 7.000%, (96% PIK), 12/28/2031[2,3]		935,302	13,562	0.08
Kaisa Group Holdings Ltd., 0.000%, 12/31/2031[2,7]		457,360	2,287	0.01
Kaisa Group Holdings Ltd., 7.250%, (97% PIK), 12/28/2032[2,3]		880,201	8,793	0.05
Kaisa Group Holdings Ltd., 0.000%, 12/31/2032[2,7]		862,837	4,314	0.03
Kuaishou Technology, 4.750%, 01/22/2036[2]		200,000	193,190	1.14
Sunac China Holdings Ltd., 0.000%, 06/23/2028[2,7]		366,582	94,190	0.56
Yuzhou Group Holdings Co. Ltd., 4.000%, 06/30/2028[3]		218,218	7,638	0.04
Yuzhou Group Holdings Co. Ltd., 4.500%, 06/30/2029[3]		380,920	10,951	0.06
Yuzhou Group Holdings Co. Ltd., 5.000%, 06/30/2030[3]		509,676	13,379	0.08
Yuzhou Group Holdings Co. Ltd., 5.500%, 06/30/2031[3]		716,698	17,921	0.11
Yuzhou Group Holdings Co. Ltd., 1.000%, 06/30/2034[3]		228,304	1,141	0.01
Zhenro Properties Group Ltd., 8.700%, 08/03/2022[5,6]		1,360,000	1,700	0.01
Zhenro Properties Group Ltd., 6.500%, 09/01/2022[5,6]		2,095,000	2,619	0.02
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[5,6]		700,000	875	—
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[5,6]		2,315,000	5,787	0.03
			580,342	3.43
Colombia (Cost $543,680)
AI Candelaria S.A., 5.750%, 06/15/2033		250,000	226,513	1.34
Ecopetrol S.A., 8.375%, 01/19/2036		245,000	253,991	1.50
Ecopetrol S.A., 5.875%, 05/28/2045		98,000	75,328	0.44
			555,832	3.28
Costa Rica (Cost $191,593)
Liberty Costa Rica Senior Secured Finance, 10.875%, 01/15/2031		180,000	189,286	1.12
			189,286	1.12
Czech Republic (Cost $1,965,282)
New World Resources N.V., 8.000%, 04/07/2020[5,6,8]	EUR	1,685,299	—	—
New World Resources N.V., 0.000%, 10/07/2020[2,5,6,8,9]	EUR	101,612	—	—
New World Resources N.V., 4.000%, 10/07/2020[5,6,8]	EUR	700,590	—	—
			—	—
Georgia (Cost $195,619)
Bank of Georgia JSC, (Variable, USD SOFR ICE Swap Rate 5Y + 5.618%), 9.500%, 07/16/2029[4]		200,000	208,000	1.23
			208,000	1.23
Hong Kong (Cost $753,502)
AIA Group Ltd., 3.200%, 09/16/2040		200,000	154,212	0.91
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.450%), 5.905%, 05/14/2035[4]		200,000	205,825	1.22
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.873%), 7.000%, 11/14/2035[2,4]		200,000	203,056	1.20
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Hong Kong (continued)
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.100%), 5.706%, 03/05/2047[4]		200,000	$191,528	1.13
			754,621	4.46
India (Cost $391,352)
Sammaan Capital Ltd., 9.700%, 07/03/2027		200,000	205,650	1.21
Vedanta Resources Finance II PLC, 9.475%, 07/24/2030		200,000	209,500	1.24
			415,150	2.45
Israel (Cost $358,790)
Energean Israel Finance Ltd., 8.500%, 09/30/2033[2]		158,790	168,322	0.99
Mizrahi Tefahot Bank Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.100%), 5.837%, 04/15/2036[2,4]		200,000	201,350	1.19
			369,672	2.18
Kazakhstan (Cost $698,147)
ForteBank JSC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 6.188%), 9.750%, 11/03/2030[4]		200,000	204,846	1.21
KazMunayGas National Co. JSC, 5.750%, 04/19/2047		220,000	210,269	1.24
KazMunayGas National Co. JSC, 6.375%, 10/24/2048		365,000	367,891	2.18
			783,006	4.63
Mexico (Cost $1,160,080)
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.760%), 8.375%, 10/14/2030[4]		215,000	228,659	1.35
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.072%), 8.375%, 05/20/2031[4]		200,000	211,978	1.26
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.214%), 8.125%, 01/08/2039[4]		200,000	216,740	1.28
Infraestructura Energetica Nova S.A.P.I. de C.V., 4.875%, 01/14/2048		200,000	157,462	0.93
Infraestructura Energetica Nova S.A.P.I. de C.V., 4.750%, 01/15/2051		200,000	149,216	0.88
Petroleos Mexicanos, 6.500%, 06/02/2041		90,000	79,470	0.47
Tierra Mojada Luxembourg II S.a.r.l., 5.750%, 12/01/2040		168,684	165,859	0.98
			1,209,384	7.15
Morocco (Cost $220,723)
OCP S.A., 7.500%, 05/02/2054		200,000	215,080	1.27
			215,080	1.27
Nigeria (Cost $383,961)
IHS Holding Ltd., 6.250%, 11/29/2028		200,000	199,000	1.18
IHS Holding Ltd., 8.250%, 11/29/2031		200,000	208,796	1.23
			407,796	2.41
Panama (Cost $196,317)
Sable International Finance Ltd., 7.125%, 10/15/2032		200,000	200,670	1.19
			200,670	1.19
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Romania (Cost $235,641)
Banca Transilvania S.A., (Variable, Euribor ICE Swap Rate 5Y + 4.783%), 7.125%, 11/27/2030[4]	EUR	200,000	$240,354	1.42
			240,354	1.42
Russian Federation (Cost $1,481,647)
Sovcombank Via SovCom Capital DAC, 7.600%, 02/17/2027[5,10]		1,605,000	2	—
			2	—
Saudi Arabia (Cost $585,077)
Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039		181,178	181,492	1.07
Al Rajhi Bank, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.888%), 6.375%, 05/16/2029[4]		200,000	201,380	1.19
Saudi Arabian Oil Co., 5.875%, 07/17/2064		200,000	187,547	1.11
			570,419	3.37
Singapore (Cost $199,267)
Great Eastern Life Assurance Co. (The) Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 0.696%), 5.398%, 01/22/2032[4]		200,000	200,734	1.19
			200,734	1.19
South Africa (Cost $568,686)
Anglo American Capital PLC, 3.950%, 09/10/2050		200,000	146,972	0.87
Prosus N.V., 4.027%, 08/03/2050		360,000	248,310	1.47
Prosus N.V., 4.987%, 01/19/2052		225,000	174,933	1.03
			570,215	3.37
South Korea (Cost $616,677)
Hanwha Life Insurance Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.292%), 6.300%, 06/24/2055[4]		200,000	206,622	1.22
Shinhan Bank Co. Ltd., 5.750%, 04/15/2034		200,000	206,686	1.22
Woori Bank, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.277%), 6.375%, 07/24/2029[4]		200,000	207,500	1.23
			620,808	3.67
Thailand (Cost $330,710)
Bangkok Bank PCL, 9.025%, 03/15/2029		140,000	154,928	0.92
Bangkok Bank PCL, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.150%), 3.466%, 09/23/2036[4]		200,000	181,210	1.07
			336,138	1.99
Turkey (Cost $604,703)
Turkcell Iletisim Hizmetleri A.S., 7.650%, 01/24/2032		200,000	208,433	1.23
Turkiye Vakiflar Bankasi T.A.O., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.439%), 8.195%, 10/06/2030[4]		200,000	196,000	1.16
WE Soda Investments Holding PLC, 9.375%, 02/14/2031		200,000	199,502	1.18
			603,935	3.57
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Ukraine (Cost $205,162)
MHP Lux S.A., 10.500%, 07/28/2029		200,000	$204,500	1.21
			204,500	1.21
United States (Cost $1,446,584)
U.S. Treasury Bill, 3.443%, 06/04/2026[11]		1,451,500	1,446,572	8.55
			1,446,572	8.55
Uzbekistan (Cost $617,283)
Jscb Agrobank, 9.250%, 10/02/2029		200,000	217,664	1.29
Navoiyuran State Enterprise, 6.700%, 07/02/2030		200,000	203,750	1.20
Uzbekneftegaz JSC, 8.750%, 05/07/2030		200,000	214,000	1.27
			635,414	3.76
Venezuela (Cost $1,898,643)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[5,6]		1,724,000	1,780,030	10.52
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[5]		1,524,000	713,232	4.22
			2,493,262	14.74
Zambia (Cost $207,952)
First Quantum Minerals Ltd., 8.625%, 06/01/2031		200,000	208,254	1.23
			208,254	1.23
Total Debt Securities (Cost $25,609,702)			16,529,488	97.70
Bank Loans
Czech Republic (Cost $362,933)
New World Resources N.V., 8.500%, 10/07/2016[5,8]	EUR	952,167	—	—
			—	—
Total Bank Loans (Cost $362,933)			—	—

	Currency[1]	Shares	Value	% of Net Assets
Equity Securities
China (Cost $107,465)
Sunac China Holdings Ltd.*	HKD	285,000	$42,205	0.25
Sunac Services Holdings Ltd.[2]	HKD	72,634	9,775	0.06
Yuzhou Group Holdings Co. Ltd.*	HKD	241,847	5,096	0.03
			57,076	0.34
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Czech Republic (Cost $1,093,253)
New World Resources PLC, Class A8	GBP	36,580,138	$—	—
			—	—
Total Equity Securities (Cost $1,200,718)			57,076	0.34
Total Investments (Total Cost $27,173,353)			16,586,564	98.04
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			332,006	1.96
Net Assets			$16,918,570	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of April 30, 2026, these securities had a total value of $1,135,829 or 6.71% of net assets.
[3]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[4]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[5]	Issuer has defaulted on terms of debt obligation.
[6]	Maturity has been extended under the terms of a plan of reorganization.
[7]	Zero coupon bond.
[8]	Security has been deemed worthless and is a Level 3 investment.
[9]	Restricted security that has been deemed illiquid. At April 30, 2026 the value of these restricted illiquid securities amount to $0 or 0.00% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
New World Resources N.V., 0.000%, 10/07/2020	10/7/14	$-

[10]	Security is a Level 3 investment.
[11]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
Percentages shown are based on net assets.
At April 30, 2026, the Ashmore Emerging Markets Corporate Income Fund had open futures contracts as follows:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)(1)

Long Contracts
Ultra U.S. Treasury Bond	(4)	6/18/2026	USD	460,125	$23,000
Total					$23,000
(1) Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
 At April 30, 2026, the Ashmore Emerging Markets Corporate Income Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/05/2026	State Street	Euro	324,436	United States Dollar	377,601	$3,265
05/05/2026	State Street	United States Dollar	42,319	Euro	36,000	57
Subtotal Appreciation						3,322
05/05/2026	State Street	United States Dollar	336,815	Euro	288,436	(1,790)
08/05/2026	State Street	United States Dollar	246,933	Euro	210,036	(628)
Subtotal Depreciation						(2,418)
Total						$904
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Income Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$8,404,105	$2	$8,404,107
Corporate Convertible Bonds	—	1,797,172	—	1,797,172
Financial Certificates	—	201,380	—	201,380
Government Agencies	—	4,680,257	—	4,680,257
Short Term Bills and Notes	—	1,446,572	—	1,446,572
Total Debt Securities	—	16,529,486	2	16,529,488
Equity Securities
Common Stock
China	—	57,076	—	57,076
Total Common Stock	—	57,076	—	57,076
Total Investments	$—	$16,586,562	$2	$16,586,564
Other Financial Instruments
Assets:
Futures Contracts(1)	$23,000	$—	$—	$23,000
Forward Foreign Currency Exchange Contracts	—	3,322	—	3,322
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(2,418)	—	(2,418)
Total Other Financial Instruments	$23,000	$904	$—	$23,904
(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
There were no transfers to or from Level 3 during the period ended April 30, 2026.
The amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended April 30, 2026.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
The following is a summary of the fair values of the Fund’s derivative instruments*:
Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2026:
	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk
Assets:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$3,322	$—
Unrealized Appreciation on Futures Contracts	23,000(1)	—
	$26,322	$—
Liabilities:
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(2,418)	$—
	$(2,418)	$—

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2026:
	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk	Credit Risk
Realized Gain (Loss) on Derivatives:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$7,346	$—	$—
Net Realized Loss on Interest Rate Swap Contracts	—	(657)	—
Net Realized Gain on Futures Contracts	—	3,753	—
Net Realized Loss on Credit Default Swap Contracts	—	—	(26,396)
	$7,346	$3,096	$(26,396)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net Change in Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(4,407)	$—	$—
Net Change in Unrealized Appreciation on Futures Contracts	—	23,000	—
	$(4,407)	$23,000	$—
* See note 9 in the Notes to the Financial Statements for additional information.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
As of April 30, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $1,768,722)
Azul Secured Finance LLP, 9.875%, 02/15/2031[2]		200,000	$177,750	0.61
Banco do Brasil S.A., 4.875%, 01/11/2029		400,000	398,000	1.37
BRF GmbH, 4.350%, 09/29/2026		400,000	398,100	1.37
CSN Inova Ventures, 6.750%, 01/28/2028		200,000	169,960	0.58
NBM U.S. Holdings, Inc., 7.000%, 05/14/2026		115,000	114,931	0.40
Suzano Austria GmbH, 6.000%, 01/15/2029		500,000	510,750	1.75
			1,769,491	6.08
Chile (Cost $112,977)
GNL Quintero S.A., 4.634%, 07/31/2029		113,300	113,264	0.39
			113,264	0.39
China (Cost $3,854,317)
Central China Real Estate Ltd., 7.900%, 11/07/2023[3,4]		560,000	5,600	0.02
Central China Real Estate Ltd., 7.250%, 07/16/2024[3,4]		1,275,000	19,125	0.06
Central China Real Estate Ltd., 7.250%, 08/13/2024[3,4]		979,000	14,685	0.05
Central China Real Estate Ltd., 7.250%, 04/28/2025[3,4]		190,000	1,900	0.01
Central China Real Estate Ltd., 7.500%, 07/14/2025[3,4]		422,000	5,064	0.02
Central China Real Estate Ltd., 7.650%, 08/27/2025[3,4]		560,000	7,700	0.03
China SCE Group Holdings Ltd., 7.375%, 04/09/2024[3,4]		410,000	14,862	0.05
China SCE Group Holdings Ltd., 5.950%, 09/29/2024[3,4]		800,000	25,000	0.09
China SCE Group Holdings Ltd., 7.000%, 05/02/2025[3,4]		1,135,000	41,144	0.14
China SCE Group Holdings Ltd., 6.000%, 02/04/2026[3,4]		1,085,000	41,230	0.14
Fortune Star BVI Ltd., 8.500%, 05/19/2028		320,000	327,520	1.12
Kaisa Group Holdings Ltd., 0.000%, 12/31/2026[2,5]		443,131	2,216	0.01
Kaisa Group Holdings Ltd., 5.000%, 11/30/2027[2]		86,105	6,914	0.02
Kaisa Group Holdings Ltd., 7.721%, (97% PIK), 12/28/2027[2,6]		509,769	7,647	0.03
Kaisa Group Holdings Ltd., 0.000%, 12/31/2027[2,5]		553,941	2,818	0.01
Kaisa Group Holdings Ltd., 6.250%, (96% PIK), 12/28/2028[2,6]		745,228	9,315	0.03
Kaisa Group Holdings Ltd., 0.000%, 12/31/2028[2,5]		886,264	443	—
Kaisa Group Holdings Ltd., 6.500%, (96% PIK), 12/28/2029[2,6]		1,247,571	16,530	0.06
Kaisa Group Holdings Ltd., 0.000%, 12/31/2029[2,5]		886,264	2,836	0.01
Kaisa Group Holdings Ltd., 6.750%, (96% PIK), 12/28/2030[2,6]		1,503,713	23,458	0.08
Kaisa Group Holdings Ltd., 0.000%, 12/31/2030[2,5]		1,107,831	2,637	0.01
Kaisa Group Holdings Ltd., 7.000%, (96% PIK), 12/28/2031[2,6]		2,265,514	32,850	0.11
Kaisa Group Holdings Ltd., 0.000%, 12/31/2031[2,5]		1,107,831	5,539	0.02
Kaisa Group Holdings Ltd., 7.250%, (97% PIK), 12/28/2032[2,6]		2,132,046	21,299	0.07
Kaisa Group Holdings Ltd., 0.000%, 12/31/2032[2,5]		2,089,984	10,450	0.04
Sunac China Holdings Ltd., 0.000%, 06/23/2028[2,5]		365,754	93,977	0.32
Yuzhou Group Holdings Co. Ltd., 4.000%, 06/30/2028[6]		382,500	13,387	0.05
Yuzhou Group Holdings Co. Ltd., 4.500%, 06/30/2029[6]		667,685	19,196	0.07
Yuzhou Group Holdings Co. Ltd., 5.000%, 06/30/2030[6]		893,371	23,451	0.08
Yuzhou Group Holdings Co. Ltd., 5.500%, 06/30/2031[6]		1,256,246	31,412	0.11
Yuzhou Group Holdings Co. Ltd., 1.000%, 06/30/2034[6]		344,561	1,723	0.01
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Zhenro Properties Group Ltd., 8.000%, 03/06/2023[3,4]		4,920,000	$6,150	0.02
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[3,4]		813,000	1,016	—
Zhenro Properties Group Ltd., 8.300%, 09/15/2023[3,4]		1,017,000	1,271	—
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[3,4]		575,000	1,438	—
			841,803	2.89
Colombia (Cost $391,267)
Avianca Midco 2 PLC, 9.500%, 01/28/2031[2]		200,000	187,000	0.64
Empresas Publicas de Medellin ESP, 4.250%, 07/18/2029		200,000	188,940	0.65
			375,940	1.29
Guatemala (Cost $656,787)
Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L., 5.250%, 04/27/2029		315,000	311,553	1.07
Millicom International Cellular S.A., 5.125%, 01/15/2028		360,000	357,300	1.23
			668,853	2.30
Hong Kong (Cost $403,061)
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.850%), 6.187%, 07/06/2027[7]		400,000	400,752	1.38
			400,752	1.38
Hungary (Cost $404,216)
OTP Bank Nyrt., (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.711%), 7.500%, 05/25/2027[7]		400,000	401,004	1.38
			401,004	1.38
India (Cost $3,160,732)
Clean Renewable Power Mauritius Pte. Ltd., 4.250%, 03/25/2027		551,985	543,705	1.87
Delhi International Airport Ltd., 6.450%, 06/04/2029		630,000	650,790	2.23
Greenko Power II Ltd., 4.300%, 12/13/2028		152,000	145,292	0.50
Muthoot Finance Ltd., 7.125%, 02/14/2028		300,000	304,800	1.05
Muthoot Finance Ltd., 5.750%, 08/04/2030[2]		200,000	198,050	0.68
Sammaan Capital Ltd., 9.700%, 07/03/2027		200,000	205,650	0.71
Sammaan Capital Ltd., 8.950%, 08/28/2028		200,000	207,200	0.71
TML Holdings Pte. Ltd., 4.350%, 06/09/2026		200,000	199,750	0.69
Vedanta Resources Finance II PLC, 10.250%, 06/03/2028		305,000	312,625	1.07
Vedanta Resources Finance II PLC, 10.875%, 09/17/2029		400,000	424,500	1.46
			3,192,362	10.97
Indonesia (Cost $397,247)
Freeport Indonesia PT, 4.763%, 04/14/2027		400,000	400,151	1.37
			400,151	1.37
Mexico (Cost $796,402)
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.621%, 12/10/2029		400,000	410,800	1.41
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Mexico (continued)
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.250%, 09/10/2029		400,000	$407,000	1.40
			817,800	2.81
Nigeria (Cost $192,612)
IHS Holding Ltd., 6.250%, 11/29/2028		200,000	199,000	0.68
			199,000	0.68
Pakistan (Cost $560,962)
Veon Midco B.V., 3.375%, 11/25/2027		600,000	583,590	2.00
			583,590	2.00
Peru (Cost $483,832)
Banco de Credito del Peru S.A., 5.850%, 01/11/2029		400,000	412,100	1.42
Transportadora de Gas del Peru S.A., 4.250%, 04/30/2028		80,000	79,620	0.27
			491,720	1.69
South Africa (Cost $598,880)
Prosus N.V., 3.257%, 01/19/2027		610,000	602,033	2.07
			602,033	2.07
Thailand (Cost $815,356)
Muangthai Capital PCL, 6.875%, 09/30/2028		500,000	502,520	1.73
Muangthai Capital PCL, 7.550%, 07/21/2030		300,000	304,244	1.04
			806,764	2.77
Turkey (Cost $723,735)
QNB Bank A.S., 7.250%, 05/21/2029		300,000	309,285	1.06
Turkiye Is Bankasi A.S., 7.750%, 06/12/2029		400,000	415,384	1.43
			724,669	2.49
Ukraine (Cost $200,000)
MHP Lux S.A., 10.500%, 07/28/2029[2]		200,000	204,500	0.70
			204,500	0.70
United States (Cost $1,890,955)
U.S. Treasury Bill, 3.521%, 06/04/2026[8]		1,897,400	1,890,958	6.50
			1,890,958	6.50
Uzbekistan (Cost $1,013,436)
Jscb Agrobank, 9.250%, 10/02/2029		400,000	435,328	1.49
Navoi Mining & Metallurgical Combinat, 6.700%, 10/17/2028		600,000	616,500	2.12
			1,051,828	3.61
Venezuela (Cost $11,158,543)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[3,4]		12,447,500	12,852,044	44.15
			12,852,044	44.15
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Vietnam (Cost $286,117)
Mong Duong Finance Holdings B.V., 5.125%, 05/07/2029		289,690	$286,069	0.98
			286,069	0.98
Total Debt Securities (Cost $29,870,156)			28,674,595	98.50

	Currency[1]	Shares	Value	% of Net Assets
Equity Securities
China (Cost $97,011)
Sunac China Holdings Ltd.*	HKD	284,000	$42,057	0.14
Yuzhou Group Holdings Co. Ltd.*	HKD	423,916	8,931	0.03
			50,988	0.17
Total Equity Securities (Cost $97,011)			50,988	0.17
Total Investments (Total Cost $29,967,167)			28,725,583	98.67
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			387,113	1.33
Net Assets			$29,112,696	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of April 30, 2026, these securities had a total value of $1,006,229 or 3.46% of net assets.
[3]	Issuer has defaulted on terms of debt obligation.
[4]	Maturity has been extended under the terms of a plan of reorganization.
[5]	Zero coupon bond.
[6]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[7]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[8]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
Percentages shown are based on net assets.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$11,317,183	$—	$11,317,183
Corporate Convertible Bonds	—	120,915	—	120,915
Government Agencies	—	15,156,599	—	15,156,599
Municipal Bonds	—	188,940	—	188,940
Short Term Bills and Notes	—	1,890,958	—	1,890,958
Total Debt Securities	—	28,674,595	—	28,674,595
Equity Securities
Common Stock
China	—	50,988	—	50,988
Total Investments	$—	$28,725,583	$—	$28,725,583
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS
As of April 30, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $99,010)
Globant S.A.*		940	$38,756	0.68
Vista Energy S.A.B. de C.V. ADR*		960	71,347	1.24
			110,103	1.92
Brazil (Cost $367,651)
Banco do Brasil S.A.*	BRL	11,900	53,374	0.93
NU Holdings Ltd., Class A*		3,800	55,024	0.96
Petroleo Brasileiro S.A. - Petrobras ADR		7,072	155,796	2.71
Raia Drogasil S.A.	BRL	9,000	39,877	0.70
Vale S.A. ADR		7,673	125,530	2.19
			429,601	7.49
Chile (Cost $112,285)
Antofagasta PLC	GBP	2,445	120,234	2.09
			120,234	2.09
China (Cost $1,629,250)
Alibaba Group Holding Ltd.	HKD	11,700	192,260	3.35
Aluminum Corp. of China Ltd., Class H	HKD	62,000	90,681	1.58
Baidu, Inc., Class A*	HKD	5,700	89,806	1.57
BYD Co. Ltd., Class H	HKD	9,200	121,813	2.12
China International Capital Corp. Ltd., Class H2	HKD	56,400	146,682	2.56
Contemporary Amperex Technology Co. Ltd., Class A	CNY	600	38,489	0.67
Industrial & Commercial Bank of China Ltd., Class H	HKD	134,000	120,727	2.10
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	CNY	7,000	55,509	0.97
KE Holdings, Inc., Class A	HKD	10,300	57,590	1.00
Mao Geping Cosmetics Co. Ltd., Class H	HKD	7,700	70,879	1.24
Sunresin New Materials Co. Ltd., Class A	CNY	6,300	58,873	1.03
Tencent Holdings Ltd.	HKD	5,900	358,219	6.24
Wuxi Biologics Cayman, Inc.*,2	HKD	23,500	98,945	1.72
			1,500,473	26.15
Greece (Cost $87,082)
Piraeus Bank S.A.*	EUR	8,721	83,251	1.45
			83,251	1.45
Hong Kong (Cost $27,984)
AIA Group Ltd.	HKD	2,400	26,433	0.46
			26,433	0.46
India (Cost $704,396)
Bajaj Auto Ltd.	INR	535	56,679	0.99
Cognizant Technology Solutions Corp., Class A		1,720	90,988	1.58
FSN E-Commerce Ventures Ltd.*	INR	9,208	25,798	0.45
HDFC Bank Ltd. ADR		1,029	26,147	0.46
ICICI Bank Ltd. ADR		6,086	161,827	2.82
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
India (continued)
Infosys Ltd. ADR		6,643	$82,772	1.44
Reliance Industries Ltd.	INR	10,710	162,191	2.83
Reliance Industries Ltd. GDR[2]		40	2,416	0.04
Sun Pharmaceutical Industries Ltd.	INR	1,208	23,070	0.40
			631,888	11.01
Mexico (Cost $64,569)
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	7,300	79,266	1.38
			79,266	1.38
Poland (Cost $27,711)
Powszechna Kasa Oszczednosci Bank Polski S.A.	PLN	1,110	29,029	0.51
			29,029	0.51
South Africa (Cost $287,057)
Absa Group Ltd.	ZAR	1,993	27,868	0.48
Anglogold Ashanti PLC		1,560	146,219	2.55
FirstRand Ltd.	ZAR	5,173	27,386	0.48
Naspers Ltd., Class N	ZAR	1,418	76,785	1.34
			278,258	4.85
South Korea (Cost $520,100)
Hyundai Motor Co.	KRW	76	27,660	0.48
KB Financial Group, Inc.	KRW	286	31,042	0.54
Samsung Biologics Co. Ltd.*,2	KRW	22	21,995	0.38
Samsung C&T Corp.	KRW	701	141,848	2.47
Samsung Electronics Co. Ltd.	KRW	877	133,052	2.32
Samsung Electronics Co. Ltd. GDR (Registered)		14	52,479	0.92
SK hynix, Inc.	KRW	124	109,116	1.90
SK Square Co. Ltd.*	KRW	288	167,800	2.93
SK Telecom Co. Ltd.	KRW	1,191	77,041	1.34
			762,033	13.28
Taiwan (Cost $825,873)
Alchip Technologies Ltd.	TWD	550	74,880	1.30
Delta Electronics, Inc.	TWD	3,100	214,030	3.73
Hon Hai Precision Industry Co. Ltd.	TWD	19,300	137,228	2.39
MediaTek, Inc.	TWD	1,000	85,002	1.48
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	13,251	899,591	15.68
			1,410,731	24.58
Total Common Stocks (Cost $4,752,968)			5,461,300	95.17
Preferred Stocks
Chile (Cost $56,179)
Sociedad Quimica y Minera de Chile S.A. ADR*		780	71,893	1.25
			71,893	1.25
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
South Korea (Cost $80,003)
Samsung Electronics Co. Ltd., 1.059%[3]	KRW	924	$100,706	1.76
			100,706	1.76
Total Preferred Stocks (Cost $136,182)			172,599	3.01
Total Investments (Total Cost $4,889,150)			5,633,899	98.18
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			104,705	1.82
Net Assets			$5,738,604	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of April 30, 2026, these securities had a total value of $270,038 or 4.71% of net assets.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.
At April 30, 2026, the industry sectors for the Ashmore Emerging Markets Active Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	9.2%
Consumer Discretionary	8.7
Consumer Staples	1.9
Energy	6.8
Financials	15.1
Health Care	3.5
Industrials	6.1
Information Technology	35.2
Materials	10.7
Real Estate	1.0
Total Investments	98.2
Other Assets Less Liabilities	1.8
Net Assets	100.0%
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Active Equity Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$110,103	$—	$—	$110,103
Brazil	429,601	—	—	429,601
Chile	—	120,234	—	120,234
China	—	1,500,473	—	1,500,473
Greece	—	83,251	—	83,251
Hong Kong	—	26,433	—	26,433
India	364,150	267,738	—	631,888
Mexico	79,266	—	—	79,266
Poland	—	29,029	—	29,029
South Africa	146,219	132,039	—	278,258
South Korea	—	762,033	—	762,033
Taiwan	—	1,410,731	—	1,410,731
Total Common Stock	1,129,339	4,331,961	—	5,461,300
Preferred Stocks
Chile	71,893	—	—	71,893
South Korea	—	100,706	—	100,706
Total Preferred Stock	71,893	100,706	—	172,599
Total Investments	$1,201,232	$4,432,667	$—	$5,633,899
During the period ended April 30, 2026, Common Stock in the amount of $21,995 were transferred out of Level 3 investments.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS
As of April 30, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $3,405,431)
Loma Negra Cia Industrial Argentina S.A. ADR*		117,254	$1,294,484	1.22
Transportadora de Gas del Sur S.A. ADR*		41,501	1,266,196	1.19
Vista Energy S.A.B. de C.V. ADR*		12,620	937,918	0.88
			3,498,598	3.29
Cambodia (Cost $1,335,476)
NagaCorp Ltd.	HKD	2,657,263	1,358,638	1.28
			1,358,638	1.28
Canada (Cost $669,599)
Cameco Corp.		12,800	1,574,912	1.48
			1,574,912	1.48
Egypt (Cost $2,193,369)
Abu Dhabi Islamic Bank*	EGP	1,217,193	1,016,976	0.95
Commercial International Bank - Egypt (CIB) GDR (Registered)		414,551	1,031,660	0.97
			2,048,636	1.92
Georgia (Cost $1,792,025)
Lion Finance Group PLC	GBP	13,149	1,992,628	1.87
			1,992,628	1.87
Greece (Cost $1,893,966)
Piraeus Bank S.A.*	EUR	239,722	2,288,390	2.15
			2,288,390	2.15
Iceland (Cost $1,582,475)
Arion Banki HF2	ISK	1,421,615	2,223,340	2.09
			2,223,340	2.09
Kazakhstan (Cost $7,251,383)
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)		141,658	4,860,206	4.57
Kaspi.KZ JSC ADR		45,304	3,888,895	3.65
			8,749,101	8.22
Kuwait (Cost $3,196,641)
Gulf Bank K.S.C.P.	KWD	1,121,265	1,236,514	1.16
National Bank of Kuwait S.A.K.P.	KWD	738,772	2,070,800	1.95
			3,307,314	3.11
Morocco (Cost $4,148,713)
Attijariwafa Bank	MAD	34,518	2,619,283	2.46
Societe d’Exploitation des Ports	MAD	22,480	2,037,754	1.92
			4,657,037	4.38
Nigeria (Cost $2,251,380)
Guaranty Trust Holding Co. PLC	NGN	24,949,658	2,449,898	2.30
			2,449,898	2.30
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Pakistan (Cost $1,445,197)
Searle (The) Co. Ltd.*	PKR	5,756,711	$1,804,325	1.70
			1,804,325	1.70
Peru (Cost $4,235,384)
Credicorp Ltd.		10,373	3,362,616	3.16
Hudbay Minerals, Inc.	CAD	69,000	1,596,039	1.50
			4,958,655	4.66
Philippines (Cost $5,833,902)
BDO Unibank, Inc.	PHP	935,853	1,749,110	1.65
Century Pacific Food, Inc.	PHP	1,085,300	503,702	0.47
International Container Terminal Services, Inc.	PHP	200,590	2,333,733	2.19
Philex Mining Corp.	PHP	6,993,300	1,084,092	1.02
			5,670,637	5.33
Qatar (Cost $5,629,752)
Doha Bank QPSC	QAR	1,900,389	1,409,559	1.32
Qatar Gas Transport Co. Ltd.	QAR	1,446,375	1,703,827	1.60
Qatar National Bank QPSC	QAR	558,372	2,667,895	2.51
			5,781,281	5.43
Romania (Cost $4,730,428)
Banca Transilvania S.A.	RON	611,627	5,015,615	4.71
OMV Petrom S.A.	RON	10,317,268	2,342,160	2.20
			7,357,775	6.91
Saudi Arabia (Cost $1,334,605)
Saudi National Bank (The)	SAR	127,698	1,338,240	1.26
			1,338,240	1.26
Slovenia (Cost $3,433,460)
Krka dd Novo mesto	EUR	8,263	2,368,242	2.23
Nova Ljubljanska Banka dd GDR (Registered)	EUR	51,784	2,719,367	2.55
			5,087,609	4.78
South Africa (Cost $1,328,996)
Karooooo Ltd.		27,900	1,365,844	1.28
			1,365,844	1.28
United Arab Emirates (Cost $9,287,622)
Abu Dhabi Islamic Bank PJSC	AED	236,815	1,420,548	1.33
Adnoc Gas PLC	AED	762,869	700,201	0.66
ADNOC Logistics & Services	AED	1,076,785	1,724,973	1.62
Emaar Properties PJSC	AED	397,255	1,285,599	1.21
First Abu Dhabi Bank PJSC	AED	555,160	2,666,463	2.51
Parkin Co. PJSC	AED	1,344,065	1,913,999	1.80
			9,711,783	9.13
Vietnam (Cost $21,027,613)
Asia Commercial Bank JSC	VND	1,528,031	1,370,660	1.29
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Vietnam (continued)
Bank for Foreign Trade of Vietnam JSC	VND	894,684	$2,026,224	1.90
FPT DIGITAL RETAIL JSC*	VND	419,200	2,378,954	2.24
Gemadept Corp.	VND	666,700	1,908,280	1.79
Hoa Phat Group JSC*	VND	1,994,660	2,102,922	1.98
Imexpharm Corp.	VND	331,500	639,442	0.60
Mobile World Investment Corp.	VND	588,000	1,888,911	1.78
Nam Long Investment Corp.	VND	1,289,954	1,369,093	1.29
Phu Nhuan Jewelry JSC	VND	727,899	1,874,280	1.76
Vietnam Dairy Products JSC	VND	450,000	1,045,620	0.98
Vietnam Prosperity JSC Bank	VND	1,765,600	1,791,924	1.68
Vingroup JSC*	VND	305,800	2,499,032	2.35
Vinhomes JSC*,2	VND	566,900	3,161,630	2.97
			24,056,972	22.61
Total Common Stocks (Cost $88,007,417)			101,281,613	95.18
Total Investments (Total Cost $88,007,417)			101,281,613	95.18
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			5,131,915	4.82
Net Assets			$106,413,528	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of April 30, 2026, these securities had a total value of $5,384,970 or 5.06% of net assets.
Percentages shown are based on net assets.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)

At April 30, 2026, the industry sectors for the Ashmore Emerging Markets Frontier Equity Fund were:
Sector	Percentage of Net Assets
Consumer Discretionary	7.1%
Consumer Staples	1.5
Energy	9.6
Financials	50.0
Health Care	4.5
Industrials	7.7
Information Technology	1.3
Materials	5.7
Real Estate	7.8
Total Investments	95.2
Other Assets Less Liabilities	4.8
Net Assets	100.0%
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Frontier Equity Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$3,498,598	$—	$—	$3,498,598
Cambodia	—	1,358,638	—	1,358,638
Canada	1,574,912	—	—	1,574,912
Egypt	1,016,976	1,031,660	—	2,048,636
Georgia	—	1,992,628	—	1,992,628
Greece	—	2,288,390	—	2,288,390
Iceland	—	2,223,340	—	2,223,340
Kazakhstan	3,888,895	4,860,206	—	8,749,101
Kuwait	—	3,307,314	—	3,307,314
Morocco	—	4,657,037	—	4,657,037
Nigeria	—	2,449,898	—	2,449,898
Pakistan	—	1,804,325	—	1,804,325
Peru	4,958,655	—	—	4,958,655
Philippines	—	5,670,637	—	5,670,637
Qatar	—	5,781,281	—	5,781,281
Romania	—	7,357,775	—	7,357,775
Saudi Arabia	—	1,338,240	—	1,338,240
Slovenia	—	5,087,609	—	5,087,609
South Africa	1,365,844	—	—	1,365,844
United Arab Emirates	—	9,711,783	—	9,711,783
Vietnam	—	24,056,972	—	24,056,972
Total Common Stock	16,303,880	84,977,733	—	101,281,613
Total Investments	$16,303,880	$84,977,733	$—	$101,281,613
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
The following is a summary of the fair values of the Fund’s derivative instruments*:
The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2026:
Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Realized Gain (Loss) on Derivatives:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$414

* See note 9 in the Notes to the Financial Statements for additional information.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
As of April 30, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $2,874,203)
Vista Energy S.A.B. de C.V. ADR*		44,131	$3,279,816	1.07
			3,279,816	1.07
Brazil (Cost $16,638,499)
MercadoLibre, Inc.*		680	1,218,989	0.40
NU Holdings Ltd., Class A*		307,200	4,448,256	1.45
Raia Drogasil S.A.	BRL	550,484	2,439,036	0.79
Rede D’Or Sao Luiz S.A.[2]	BRL	722,713	5,600,084	1.82
TOTVS S.A.*	BRL	503,400	3,238,888	1.05
			16,945,253	5.51
Chile (Cost $3,576,424)
Latam Airlines Group S.A. ADR		57,100	2,713,963	0.88
			2,713,963	0.88
China (Cost $46,622,040)
Aluminum Corp. of China Ltd., Class H	HKD	1,532,000	2,240,711	0.73
ANTA Sports Products Ltd.	HKD	272,600	2,844,099	0.92
Contemporary Amperex Technology Co. Ltd., Class A	CNY	69,800	4,477,543	1.46
H World Group Ltd. ADR		88,178	4,553,512	1.48
Jiangsu Hengli Hydraulic Co. Ltd., Class A	CNY	120,600	1,870,659	0.61
Kanzhun Ltd. ADR		113,296	1,531,762	0.50
KE Holdings, Inc. ADR		85,499	1,464,598	0.48
NetEase, Inc. ADR		48,590	5,709,811	1.86
Prosus N.V.*	EUR	51,631	2,664,831	0.87
Sany Heavy Industry Co. Ltd., Class A	CNY	1,382,100	4,149,776	1.35
Sieyuan Electric Co. Ltd., Class A	CNY	151,900	4,384,120	1.42
Sunresin New Materials Co. Ltd., Class A	CNY	302,264	2,824,652	0.92
Tencent Holdings Ltd.	HKD	271,900	16,508,418	5.37
			55,224,492	17.97
Hong Kong (Cost $5,507,533)
AIA Group Ltd.	HKD	652,200	7,183,238	2.34
			7,183,238	2.34
India (Cost $32,453,040)
Apollo Hospitals Enterprise Ltd.	INR	34,638	2,793,235	0.91
CreditAccess Grameen Ltd.*	INR	175,431	2,410,369	0.79
HDFC Bank Ltd. ADR		386,372	9,817,712	3.19
International Gemmological Institute India Ltd.	INR	576,734	2,116,575	0.69
Mahindra & Mahindra Ltd. GDR		129,477	4,230,518	1.38
MakeMyTrip Ltd.*		71,190	3,360,880	1.09
PB Fintech Ltd.*	INR	232,213	4,094,083	1.33
			28,823,372	9.38
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Indonesia (Cost $6,137,006)
Bank Mandiri Persero Tbk PT	IDR	9,029,900	$2,300,157	0.75
Grab Holdings Ltd., Class A*		736,200	2,812,284	0.91
			5,112,441	1.66
Kazakhstan (Cost $3,097,660)
Kaspi.KZ JSC ADR		37,626	3,229,816	1.05
			3,229,816	1.05
Malaysia (Cost $2,075,898)
Zetrix Ai Bhd.	MYR	11,019,806	2,288,359	0.74
			2,288,359	0.74
Mexico (Cost $7,680,383)
Gentera S.A.B. de C.V.	MXN	945,300	2,476,282	0.81
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR		23,899	2,533,533	0.82
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	416,700	4,524,696	1.47
			9,534,511	3.10
Poland (Cost $10,178,261)
Allegro.eu S.A.*,2	PLN	580,689	4,772,660	1.56
LPP S.A.	PLN	576	3,481,041	1.13
Powszechna Kasa Oszczednosci Bank Polski S.A.	PLN	106,004	2,772,214	0.90
			11,025,915	3.59
South Africa (Cost $2,383,287)
Anglogold Ashanti PLC		20,200	1,893,346	0.62
Shoprite Holdings Ltd.	ZAR	29,000	488,791	0.16
			2,382,137	0.78
South Korea (Cost $24,564,924)
Classys, Inc.	KRW	97,018	3,676,850	1.20
Coway Co. Ltd.	KRW	13,801	803,875	0.26
DB Insurance Co. Ltd.	KRW	37,283	4,239,847	1.38
Eugene Technology Co. Ltd.	KRW	38,593	3,456,580	1.12
Hansol Chemical Co. Ltd.	KRW	28,139	5,459,708	1.78
Samsung C&T Corp.	KRW	17,674	3,576,364	1.16
Samsung Electro-Mechanics Co. Ltd.	KRW	7,595	4,311,198	1.40
Samsung Electronics Co. Ltd.	KRW	61,004	9,255,062	3.01
Samsung Electronics Co. Ltd. GDR[2]		10	37,691	0.01
Samsung Electronics Co. Ltd. GDR (Registered)		537	2,012,951	0.66
SK hynix, Inc.	KRW	19,276	16,962,237	5.52
SK Square Co. Ltd.*	KRW	12,055	7,023,722	2.29
			60,816,085	19.79
Taiwan (Cost $40,195,610)
Alchip Technologies Ltd.	TWD	32,667	4,447,465	1.45
Andes Technology Corp.*	TWD	200,000	1,463,545	0.48
Chroma ATE, Inc.	TWD	42,000	2,841,485	0.92
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Taiwan (continued)
Delta Electronics, Inc.	TWD	36,000	$2,485,510	0.81
E Ink Holdings, Inc.	TWD	500,000	2,174,120	0.71
Elite Material Co. Ltd.	TWD	21,000	3,090,554	1.01
Gudeng Precision Industrial Co. Ltd.	TWD	188,000	3,210,429	1.04
Lotes Co. Ltd.	TWD	53,000	4,468,389	1.45
MediaTek, Inc.	TWD	57,000	4,845,091	1.58
Sinbon Electronics Co. Ltd.	TWD	385,298	3,511,382	1.14
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	637,000	43,245,004	14.07
			75,782,974	24.66
Thailand (Cost $3,669,423)
Bangkok Dusit Medical Services PCL (Registered)	THB	5,570,400	3,146,805	1.02
			3,146,805	1.02
United Arab Emirates (Cost $1,578,340)
Abu Dhabi Islamic Bank PJSC	AED	336,464	2,018,299	0.66
			2,018,299	0.66
Vietnam (Cost $2,763,012)
Mobile World Investment Corp.	VND	961,000	3,087,149	1.00
			3,087,149	1.00
Total Common Stocks (Cost $211,995,543)			292,594,625	95.20
Preferred Stocks
Chile (Cost $2,524,928)
Sociedad Quimica y Minera de Chile S.A. ADR*		32,104	2,959,026	0.96
			2,959,026	0.96
South Korea (Cost $2,950,264)
Samsung Electronics Co. Ltd., 1.059%[3]	KRW	31,095	3,389,019	1.10
			3,389,019	1.10
Total Preferred Stocks (Cost $5,475,192)			6,348,045	2.06
Total Investments (Total Cost $217,470,735)			298,942,670	97.26
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			8,417,017	2.74
Net Assets			$307,359,687	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of April 30, 2026, these securities had a total value of $10,410,435 or 3.39% of net assets.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)

At April 30, 2026, the industry sectors for the Ashmore Emerging Markets Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	7.2%
Consumer Discretionary	10.1
Consumer Staples	1.0
Energy	1.1
Financials	16.1
Health Care	5.0
Industrials	12.8
Information Technology	38.5
Materials	5.0
Real Estate	0.5
Total Investments	97.3
Other Assets Less Liabilities	2.7
Net Assets	100.0%
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$3,279,816	$—	$—	$3,279,816
Brazil	16,945,253	—	—	16,945,253
Chile	2,713,963	—	—	2,713,963
China	13,259,683	41,964,809	—	55,224,492
Hong Kong	—	7,183,238	—	7,183,238
India	13,178,592	15,644,780	—	28,823,372
Indonesia	2,812,284	2,300,157	—	5,112,441
Kazakhstan	3,229,816	—	—	3,229,816
Malaysia	—	2,288,359	—	2,288,359
Mexico	9,534,511	—	—	9,534,511
Poland	—	11,025,915	—	11,025,915
South Africa	2,382,137	—	—	2,382,137
South Korea	—	60,816,085	—	60,816,085
Taiwan	—	75,782,974	—	75,782,974
Thailand	—	3,146,805	—	3,146,805
United Arab Emirates	—	2,018,299	—	2,018,299
Vietnam	—	3,087,149	—	3,087,149
Total Common Stock	67,336,055	225,258,570	—	292,594,625
Preferred Stocks
Chile	2,959,026	—	—	2,959,026
South Korea	—	3,389,019	—	3,389,019
Total Preferred Stock	2,959,026	3,389,019	—	6,348,045
Total Investments	$70,295,081	$228,647,589	$—	$298,942,670
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS
As of April 30, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $1,105,320)
MercadoLibre, Inc.*		60	$107,558	0.56
NU Holdings Ltd., Class A*		18,200	263,536	1.36
Raia Drogasil S.A.	BRL	49,062	217,380	1.12
Rede D’Or Sao Luiz S.A.[2]	BRL	51,457	398,725	2.06
TOTVS S.A.*	BRL	29,600	190,447	0.98
			1,177,646	6.08
China (Cost $2,013,541)
Contemporary Amperex Technology Co. Ltd., Class A	CNY	8,100	519,600	2.68
H World Group Ltd. ADR		5,673	292,954	1.51
Kanzhun Ltd. ADR		13,810	186,711	0.96
KE Holdings, Inc. ADR		8,640	148,003	0.77
Sieyuan Electric Co. Ltd., Class A	CNY	9,300	268,416	1.39
Sunresin New Materials Co. Ltd., Class A	CNY	28,250	263,996	1.36
Tencent Holdings Ltd.	HKD	18,100	1,098,942	5.67
			2,778,622	14.34
Hong Kong (Cost $622,762)
AIA Group Ltd.	HKD	67,000	737,929	3.81
			737,929	3.81
India (Cost $2,208,906)
Apollo Hospitals Enterprise Ltd.	INR	3,116	251,277	1.30
CreditAccess Grameen Ltd.*	INR	12,705	174,563	0.90
HDFC Bank Ltd. ADR		29,182	741,515	3.83
Mahindra & Mahindra Ltd. GDR		8,048	262,959	1.36
MakeMyTrip Ltd.*		6,776	319,895	1.65
PB Fintech Ltd.*	INR	19,291	340,114	1.75
			2,090,323	10.79
Indonesia (Cost $530,358)
Bank Mandiri Persero Tbk PT	IDR	686,700	174,921	0.90
Grab Holdings Ltd., Class A*		78,000	297,960	1.54
			472,881	2.44
Kazakhstan (Cost $285,835)
Kaspi.KZ JSC ADR		3,623	310,998	1.60
			310,998	1.60
Malaysia (Cost $164,826)
Zetrix Ai Bhd.	MYR	917,806	190,590	0.98
			190,590	0.98
Mexico (Cost $347,361)
Gentera S.A.B. de C.V.	MXN	66,800	174,987	0.90
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	34,400	373,529	1.93
			548,516	2.83
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Poland (Cost $632,191)
Allegro.eu S.A.*,2	PLN	47,469	$390,146	2.02
Benefit Systems S.A.*	PLN	254	281,504	1.45
			671,650	3.47
Saudi Arabia (Cost $173,639)
Rasan Information Technology Co.*	SAR	4,928	186,467	0.96
			186,467	0.96
South Africa (Cost $72,763)
Boxer Retail Ltd.	ZAR	20,216	96,675	0.50
			96,675	0.50
South Korea (Cost $1,347,281)
Coway Co. Ltd.	KRW	1,290	75,139	0.39
DB Insurance Co. Ltd.	KRW	3,675	417,923	2.16
Eugene Technology Co. Ltd.	KRW	3,565	319,299	1.65
LigaChem Biosciences, Inc.*	KRW	1,435	179,742	0.93
Samsung Electronics Co. Ltd.	KRW	4,792	727,006	3.75
Samsung Electronics Co. Ltd. GDR (Registered)		101	378,600	1.95
SK hynix, Inc.	KRW	1,219	1,072,679	5.54
SK Square Co. Ltd.*	KRW	982	572,152	2.95
			3,742,540	19.32
Taiwan (Cost $2,418,130)
Alchip Technologies Ltd.	TWD	2,000	272,291	1.40
Andes Technology Corp.*	TWD	9,000	65,859	0.34
Asia Vital Components Co. Ltd.	TWD	3,000	274,807	1.42
Chroma ATE, Inc.	TWD	2,000	135,309	0.70
Delta Electronics, Inc.	TWD	3,000	207,126	1.07
E Ink Holdings, Inc.	TWD	54,000	234,805	1.21
Gudeng Precision Industrial Co. Ltd.	TWD	13,000	221,998	1.15
Lotes Co. Ltd.	TWD	4,000	337,237	1.74
Sinbon Electronics Co. Ltd.	TWD	30,000	273,402	1.41
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	44,000	2,987,096	15.42
			5,009,930	25.86
Thailand (Cost $282,170)
Bangkok Dusit Medical Services PCL (Registered)	THB	432,100	244,100	1.26
			244,100	1.26
United Arab Emirates (Cost $103,149)
Abu Dhabi Islamic Bank PJSC	AED	28,466	170,755	0.88
			170,755	0.88
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Vietnam (Cost $152,249)
Mobile World Investment Corp.	VND	56,200	$180,539	0.93
			180,539	0.93
Total Common Stocks (Cost $12,460,481)			18,610,161	96.05
Total Investments (Total Cost $12,460,481)			18,610,161	96.05
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			765,821	3.95
Net Assets			$19,375,982	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of April 30, 2026, these securities had a total value of $788,871 or 4.07% of net assets.
Percentages shown are based on net assets.
At April 30, 2026, the industry sectors for the Ashmore Emerging Markets Equity ESG Fund were:
Sector	Percentage of Net Assets
Communication Services	5.7%
Consumer Discretionary	8.4
Consumer Staples	1.6
Financials	21.0
Health Care	5.5
Industrials	11.9
Information Technology	39.7
Materials	1.4
Real Estate	0.8
Total Investments	96.0
Other Assets Less Liabilities	4.0
Net Assets	100.0%
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity ESG Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$1,177,646	$—	$—	$1,177,646
China	627,668	2,150,954	—	2,778,622
Hong Kong	—	737,929	—	737,929
India	1,061,410	1,028,913	—	2,090,323
Indonesia	297,960	174,921	—	472,881
Kazakhstan	310,998	—	—	310,998
Malaysia	—	190,590	—	190,590
Mexico	548,516	—	—	548,516
Poland	—	671,650	—	671,650
Saudi Arabia	—	186,467	—	186,467
South Africa	—	96,675	—	96,675
South Korea	—	3,742,540	—	3,742,540
Taiwan	—	5,009,930	—	5,009,930
Thailand	—	244,100	—	244,100
United Arab Emirates	—	170,755	—	170,755
Vietnam	—	180,539	—	180,539
Total Common Stock	4,024,198	14,585,963	—	18,610,161
Total Investments	$4,024,198	$14,585,963	$—	$18,610,161
The following is a summary of the fair values of the Fund’s derivative instruments*:
The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2026:
Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Realized Gain (Loss) on Derivatives:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(4)

* See note 9 in the Notes to the Financial Statements for additional information.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS
As of April 30, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Angola (Cost $195,599)
Angola (Rep of), 9.875%, 10/15/2035[2]		200,000	$214,136	1.83
			214,136	1.83
Argentina (Cost $259,155)
Argentina (Rep of), 1.000%, 07/09/2029		43,515	38,858	0.33
Argentina (Rep of), (Step to 1.750% on 07/09/27), 0.750%, 07/09/2030[3]		167,285	144,367	1.24
Argentina (Rep of), (Step to 4.750% on 07/09/27), 4.125%, 07/09/2035[3]		128,835	96,111	0.82
Argentina (Rep of), 5.000%, 01/09/2038		72,735	56,479	0.48
Argentina (Rep of), (Step to 4.875% on 07/09/29), 3.500%, 07/09/2041[3]		67,207	46,339	0.40
			382,154	3.27
Bahrain (Cost $206,921)
Bapco Energies BSC Closed, 8.375%, 11/07/2028		200,000	204,500	1.75
			204,500	1.75
Brazil (Cost $321,550)
Brazil (Rep of), 8.250%, 01/20/2034		110,000	126,463	1.08
Brazil (Rep of), 7.250%, 01/12/2056		200,000	201,400	1.72
			327,863	2.80
Bulgaria (Cost $5,789)
Bulgaria (Rep of), 5.000%, 03/05/2037		6,000	5,838	0.05
			5,838	0.05
Chile (Cost $560,049)
Chile (Rep of), 3.100%, 01/22/2061		200,000	123,450	1.06
Corp. Nacional del Cobre de Chile, 6.300%, 09/08/2053		200,000	204,226	1.75
Empresa Nacional del Petroleo, 5.250%, 11/06/2029		213,000	215,748	1.84
			543,424	4.65
Colombia (Cost $200,086)
Colombia (Rep of), 7.375%, 09/18/2037		200,000	205,555	1.76
			205,555	1.76
Costa Rica (Cost $178,242)
Costa Rica (Rep of), 5.625%, 04/30/2043		200,000	191,963	1.64
			191,963	1.64
Dominican Republic (Cost $224,010)
Dominican (Rep of), 5.875%, 01/30/2060		282,000	245,058	2.09
			245,058	2.09
Ecuador (Cost $46,984)
Ecuador (Rep of), 6.900%, 07/31/2035		63,078	58,473	0.50
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Ecuador (continued)
Ecuador (Rep of), (Step to 5.500% on 07/31/26), 5.000%, 07/31/2040[3]		50,674	$42,338	0.36
			100,811	0.86
Egypt (Cost $166,589)
Egypt (Rep of), 7.600%, 03/01/2029		200,000	204,276	1.75
			204,276	1.75
El Salvador (Cost $19,005)
El Salvador (Rep of), 7.650%, 06/15/2035		24,000	24,614	0.21
			24,614	0.21
Ghana (Cost $196,171)
Ghana (Rep of), (Step to 6.000% on 07/03/28), 5.000%, 07/03/2029[3]		75,882	73,795	0.63
Ghana (Rep of), 0.000%, 01/03/2030[4]		15,967	13,972	0.12
Ghana (Rep of), (Step to 6.000% on 07/03/28), 5.000%, 07/03/2035[3]		142,220	130,194	1.11
			217,961	1.86
Guatemala (Cost $204,578)
Guatemala (Rep of), 6.600%, 06/13/2036		200,000	213,763	1.83
			213,763	1.83
Hungary (Cost $500,183)
Hungary (Rep of), 2.125%, 09/22/2031		200,000	173,500	1.48
Hungary (Rep of), 5.500%, 03/26/2036		200,000	200,150	1.71
Hungary (Rep of), 3.125%, 09/21/2051		200,000	124,591	1.07
			498,241	4.26
Indonesia (Cost $348,761)
Indonesia (Rep of), 8.500%, 10/12/2035		137,000	169,366	1.45
Indonesia (Rep of), 4.200%, 10/15/2050		200,000	157,710	1.35
			327,076	2.80
Ivory Coast (Cost $214,360)
Ivory Coast (Rep of), 8.250%, 01/30/2037		200,000	214,568	1.83
			214,568	1.83
Kazakhstan (Cost $217,000)
Kazakhstan (Rep of), 4.714%, 04/09/2035		217,000	213,251	1.82
			213,251	1.82
Malaysia (Cost $176,114)
Petronas Capital Ltd., 2.480%, 01/28/2032		200,000	179,820	1.54
			179,820	1.54
Mexico (Cost $764,991)
Mexico (Rep of), 5.400%, 02/09/2028		200,000	202,930	1.74
Mexico (Rep of), 4.750%, 03/08/2044		62,000	50,290	0.43
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Mexico (continued)
Mexico (Rep of), 5.550%, 01/21/2045		64,000	$58,304	0.50
Mexico (Rep of), 3.771%, 05/24/2061		200,000	120,925	1.03
Mexico (Rep of), 5.750%, 10/12/2110		76,000	62,434	0.53
Petroleos Mexicanos, 8.750%, 06/02/2029		101,000	108,171	0.93
Petroleos Mexicanos, 6.750%, 09/21/2047		102,000	85,935	0.73
Petroleos Mexicanos, 6.350%, 02/12/2048		101,000	81,810	0.70
			770,799	6.59
Mongolia (Cost $171,923)
Mongolia (Rep of), 4.450%, 07/07/2031		200,000	187,000	1.60
			187,000	1.60
Morocco (Cost $205,803)
Morocco (Rep of), 6.500%, 09/08/2033		200,000	213,764	1.83
			213,764	1.83
Nigeria (Cost $360,449)
Nigeria (Rep of), 7.696%, 02/23/2038		200,000	204,300	1.75
Nigeria (Rep of), 8.250%, 09/28/2051		200,000	202,628	1.73
			406,928	3.48
Oman (Cost $193,604)
Oman (Rep of), 6.500%, 03/08/2047		200,000	213,332	1.82
			213,332	1.82
Panama (Cost $376,923)
Panama (Rep of), 8.875%, 09/30/2027		122,000	129,045	1.10
Panama (Rep of), 6.700%, 01/26/2036		88,000	95,744	0.82
Panama (Rep of), 4.500%, 04/16/2050		200,000	160,500	1.37
			385,289	3.29
Paraguay (Cost $194,485)
Paraguay (Rep of), 5.850%, 08/21/2033		200,000	208,100	1.78
			208,100	1.78
Peru (Cost $442,461)
Peru (Rep of), 8.750%, 11/21/2033		77,000	94,325	0.81
Peru (Rep of), 5.375%, 02/08/2035		27,000	27,270	0.23
Peru (Rep of), 3.300%, 03/11/2041		75,000	57,525	0.49
Peru (Rep of), 2.780%, 12/01/2060		149,000	80,311	0.69
Peru (Rep of), 3.230%, 07/28/2121		28,000	15,316	0.13
Petroleos del Peru S.A., 5.625%, 06/19/2047		234,000	164,853	1.41
			439,600	3.76
Philippines (Cost $290,219)
Philippines (Rep of), 7.750%, 01/14/2031		100,000	112,875	0.96
Philippines (Rep of), 3.950%, 01/20/2040		200,000	169,500	1.45
			282,375	2.41
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Poland (Cost $154,217)
Poland (Rep of), 5.500%, 11/16/2027		8,000	$8,147	0.07
Poland (Rep of), 4.875%, 10/04/2033		37,000	37,092	0.32
Poland (Rep of), 5.125%, 09/18/2034		39,000	39,312	0.34
Poland (Rep of), 5.500%, 04/04/2053		22,000	20,512	0.17
Poland (Rep of), 5.500%, 03/18/2054		49,000	45,596	0.39
			150,659	1.29
Romania (Cost $390,749)
Romania (Rep of), 6.625%, 02/17/2028		26,000	26,610	0.23
Romania (Rep of), 5.875%, 01/30/2029		54,000	54,845	0.47
Romania (Rep of), 3.000%, 02/14/2031		16,000	14,325	0.12
Romania (Rep of), 3.625%, 03/27/2032		22,000	19,718	0.17
Romania (Rep of), 7.125%, 01/17/2033		18,000	19,080	0.16
Romania (Rep of), 6.000%, 05/25/2034		16,000	15,800	0.14
Romania (Rep of), 5.750%, 03/24/2035		46,000	44,206	0.38
Romania (Rep of), 6.625%, 05/16/2036		26,000	26,273	0.22
Romania (Rep of), 5.750%, 07/04/2036[2]		36,000	33,918	0.29
Romania (Rep of), 7.500%, 02/10/2037		60,000	64,192	0.55
Romania (Rep of), 6.125%, 01/22/2044		22,000	20,460	0.17
Romania (Rep of), 4.000%, 02/14/2051		32,000	21,128	0.18
Romania (Rep of), 7.625%, 01/17/2053		26,000	27,703	0.24
			388,258	3.32
Saudi Arabia (Cost $379,985)
Saudi (Rep of), 5.000%, 04/17/2049		200,000	174,703	1.49
Suci Second Investment Co., 4.375%, 09/10/2027		200,000	199,425	1.71
			374,128	3.20
South Africa (Cost $152,130)
South Africa (Rep of), 5.750%, 09/30/2049		200,000	161,600	1.38
			161,600	1.38
Turkey (Cost $416,602)
Turkey (Rep of), 5.250%, 03/13/2030		225,000	217,237	1.86
Turkey (Rep of), 6.500%, 01/03/2035		200,000	192,600	1.64
			409,837	3.50
Ukraine (Cost $147,522)
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2030[3]		5,457	3,443	0.03
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2034[3]		20,395	9,606	0.08
Ukraine (Rep of), (Step to 6.000% on 02/01/27), 4.500%, 02/01/2034[3]		114,276	69,708	0.60
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2035[3]		17,235	8,773	0.07
Ukraine (Rep of), (Step to 6.000% on 02/01/27), 4.500%, 02/01/2035[3]		71,246	42,747	0.37
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Ukraine (continued)
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2036[3]		14,362	$7,289	0.06
Ukraine (Rep of), (Step to 6.000% on 02/01/27), 4.500%, 02/01/2036[3]		41,340	24,391	0.21
			165,957	1.42
United States (Cost $777,848)
U.S. Treasury Bill, 3.523%, 06/04/2026[5]		780,500	777,850	6.65
			777,850	6.65
Uruguay (Cost $250,818)
Uruguay (Rep of), 7.875%, (100% Cash), 01/15/2033[6]		51,980	61,077	0.52
Uruguay (Rep of), 5.750%, 10/28/2034		35,322	37,185	0.32
Uruguay (Rep of), 7.625%, 03/21/2036		37,848	44,823	0.38
Uruguay (Rep of), 4.125%, 11/20/2045		31,283	27,036	0.23
Uruguay (Rep of), 5.100%, 06/18/2050		33,808	31,410	0.27
Uruguay (Rep of), 4.975%, 04/20/2055		28,130	25,289	0.22
Uruguay (Rep of), 5.250%, 09/10/2060		18,175	16,713	0.14
			243,533	2.08
Uzbekistan (Cost $217,037)
Uzbekistan (Rep of), 5.375%, 02/20/2029		220,000	220,577	1.89
			220,577	1.89
Venezuela (Cost $517,280)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[7,8]		419,000	432,618	3.70
Venezuela (Rep of), 11.750%, 10/21/2026[7]		390,600	222,056	1.90
Venezuela (Rep of), 9.250%, 09/15/2027[7]		362,000	185,380	1.58
Venezuela (Rep of), 11.950%, 08/05/2031[7]		220,300	125,516	1.07
			965,570	8.25
Zambia (Cost $31,765)
Zambia (Rep of), (Step to 7.500% on 06/30/31), 5.750%, 06/30/2033[3]		35,353	34,876	0.30
			34,876	0.30
Total Debt Securities (Cost $10,677,957)			11,514,904	98.44
Total Investments in Securities (Cost $10,677,957)			11,514,904	98.44
Total Investments (Total Cost $10,677,957)			11,514,904	98.44
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			182,061	1.56
Net Assets			$11,696,965	100.00

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of April 30, 2026, these securities had a total value of $248,054 or 2.12% of net assets.
[3]	Step coupon bond. Rate as of April 30, 2026 is disclosed.
[4]	Zero coupon bond.
[5]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
[6]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[7]	Issuer has defaulted on terms of debt obligation.
[8]	Maturity has been extended under the terms of a plan of reorganization.
Percentages shown are based on net assets.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
 At April 30, 2026, the Ashmore Emerging Markets Debt Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
07/31/2026	Barclays	Polish Zloty	11,638	United States Dollar	3,195	$14
Subtotal Appreciation						14
Total						$14
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Debt Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$666,911	$—	$666,911
Financial Certificates	—	199,425	—	199,425
Government Agencies	—	1,010,769	—	1,010,769
Government Bonds	—	8,859,949	—	8,859,949
Short Term Bills and Notes	—	777,850	—	777,850
Total Debt Securities	—	11,514,904	—	11,514,904
Total Investments	$—	$11,514,904	$—	$11,514,904
Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$14	$—	$14
Total Other Financial Instruments	$—	$14	$—	$14
The following is a summary of the fair values of the Fund’s derivative instruments*:
Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2026:
Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Assets:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$14
The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2026:
	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Credit Risk
Realized Gain (Loss) on Derivatives:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(6,887)	$—
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Credit Risk
Net Realized Gain on Credit Default Swap Contracts	—	53
	$(6,887)	$53
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net Change in Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$6,594	$—
	$6,594	$—
* See note 9 in the Notes to the Financial Statements for additional information.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY EX CHINA FUND
SCHEDULE OF INVESTMENTS
As of April 30, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $145,168)
Vista Energy S.A.B. de C.V. ADR*		2,241	$166,551	1.35
			166,551	1.35
Brazil (Cost $777,756)
MercadoLibre, Inc.*		35	62,742	0.51
NU Holdings Ltd., Class A*		13,600	196,928	1.59
Raia Drogasil S.A.	BRL	32,334	143,263	1.16
Rede D’Or Sao Luiz S.A.[2]	BRL	36,400	282,052	2.29
TOTVS S.A.*	BRL	23,800	153,130	1.24
			838,115	6.79
Chile (Cost $181,998)
Latam Airlines Group S.A. ADR		2,900	137,837	1.12
			137,837	1.12
India (Cost $1,543,030)
Apollo Hospitals Enterprise Ltd.	INR	1,779	143,460	1.16
CreditAccess Grameen Ltd.*	INR	10,334	141,986	1.15
HDFC Bank Ltd. ADR		18,171	461,725	3.74
International Gemmological Institute India Ltd.	INR	28,277	103,775	0.84
Mahindra & Mahindra Ltd. GDR		6,622	216,366	1.76
MakeMyTrip Ltd.*		2,800	132,188	1.07
PB Fintech Ltd.*	INR	11,176	197,041	1.60
			1,396,541	11.32
Indonesia (Cost $298,654)
Bank Mandiri Persero Tbk PT	IDR	464,400	118,295	0.96
Grab Holdings Ltd., Class A*		33,900	129,498	1.05
			247,793	2.01
Kazakhstan (Cost $157,226)
Kaspi.KZ JSC ADR		1,915	164,383	1.33
			164,383	1.33
Malaysia (Cost $124,734)
Zetrix Ai Bhd.	MYR	538,300	111,783	0.91
			111,783	0.91
Mexico (Cost $357,052)
Gentera S.A.B. de C.V.	MXN	48,600	127,311	1.03
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR		1,200	127,212	1.03
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	20,400	221,512	1.80
			476,035	3.86
Poland (Cost $488,190)
Allegro.eu S.A.*,2	PLN	27,217	223,695	1.82
LPP S.A.	PLN	29	175,261	1.42
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY EX CHINA FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Poland (continued)
Powszechna Kasa Oszczednosci Bank Polski S.A.	PLN	5,484	$143,418	1.16
			542,374	4.40
Saudi Arabia (Cost $105,579)
Rasan Information Technology Co.*	SAR	4,521	171,067	1.39
			171,067	1.39
South Africa (Cost $146,684)
Anglogold Ashanti PLC		1,000	93,730	0.76
Boxer Retail Ltd.	ZAR	7,731	36,970	0.30
Shoprite Holdings Ltd.	ZAR	1,518	25,586	0.21
			156,286	1.27
South Korea (Cost $1,190,728)
Classys, Inc.	KRW	4,367	165,503	1.34
Coway Co. Ltd.	KRW	756	44,035	0.36
DB Insurance Co. Ltd.	KRW	1,982	225,394	1.83
Eugene Technology Co. Ltd.	KRW	1,753	157,007	1.27
Hansol Chemical Co. Ltd.	KRW	1,486	288,323	2.34
Samsung C&T Corp.	KRW	1,027	207,815	1.68
Samsung Electro-Mechanics Co. Ltd.	KRW	366	207,755	1.68
Samsung Electronics Co. Ltd.	KRW	3,625	549,958	4.46
Samsung Electronics Co. Ltd. GDR (Registered)		35	131,198	1.06
SK hynix, Inc.	KRW	610	536,780	4.35
SK Square Co. Ltd.*	KRW	992	577,979	4.69
			3,091,747	25.06
Taiwan (Cost $1,942,806)
Alchip Technologies Ltd.	TWD	1,444	196,594	1.59
Andes Technology Corp.*	TWD	3,000	21,953	0.18
Asia Vital Components Co. Ltd.	TWD	1,000	91,602	0.74
Chroma ATE, Inc.	TWD	2,000	135,309	1.10
Delta Electronics, Inc.	TWD	1,931	133,320	1.08
E Ink Holdings, Inc.	TWD	28,000	121,751	0.99
Elite Material Co. Ltd.	TWD	1,000	147,169	1.19
Gudeng Precision Industrial Co. Ltd.	TWD	12,000	204,921	1.66
Kinik Co.	TWD	10,000	176,317	1.43
Lotes Co. Ltd.	TWD	3,000	252,928	2.05
MediaTek, Inc.	TWD	2,000	170,003	1.38
Sinbon Electronics Co. Ltd.	TWD	18,214	165,992	1.34
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	27,000	1,832,991	14.86
			3,650,850	29.59
Thailand (Cost $166,988)
Bangkok Dusit Medical Services PCL (Registered)	THB	254,000	143,488	1.16
			143,488	1.16
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY EX CHINA FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
United Arab Emirates (Cost $62,435)
Abu Dhabi Islamic Bank PJSC	AED	20,291	$121,717	0.99
			121,717	0.99
Vietnam (Cost $141,926)
Mobile World Investment Corp.	VND	50,000	160,622	1.30
			160,622	1.30
Total Common Stocks (Cost $7,830,954)			11,577,189	93.85
Preferred Stocks
Chile (Cost $132,463)
Sociedad Quimica y Minera de Chile S.A. ADR*		1,683	155,122	1.26
			155,122	1.26
South Korea (Cost $151,621)
Samsung Electronics Co. Ltd., 1.059%[3]	KRW	1,601	174,492	1.41
			174,492	1.41
Total Preferred Stocks (Cost $284,084)			329,614	2.67
Total Investments (Total Cost $8,115,038)			11,906,803	96.52
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			429,900	3.48
Net Assets			$12,336,703	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of April 30, 2026, these securities had a total value of $505,748 or 4.10% of net assets.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.
At April 30, 2026, the industry sectors for the Ashmore Emerging Markets Equity ex China Fund were:
Sector	Percentage of Net Assets
Consumer Discretionary	8.2%
Consumer Staples	1.7
Energy	1.3
Financials	18.6
Health Care	6.0
Industrials	12.7
Information Technology	43.6
Materials	4.4
Total Investments	96.5
Other Assets Less Liabilities	3.5
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY EX CHINA FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
Sector	Percentage of Net Assets
Net Assets	100.0%
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY EX CHINA FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity ex China Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$166,551	$—	$—	$166,551
Brazil	838,115	—	—	838,115
Chile	137,837	—	—	137,837
India	593,913	802,628	—	1,396,541
Indonesia	129,498	118,295	—	247,793
Kazakhstan	164,383	—	—	164,383
Malaysia	—	111,783	—	111,783
Mexico	476,035	—	—	476,035
Poland	—	542,374	—	542,374
Saudi Arabia	—	171,067	—	171,067
South Africa	119,316	36,970	—	156,286
South Korea	—	3,091,747	—	3,091,747
Taiwan	—	3,650,850	—	3,650,850
Thailand	—	143,488	—	143,488
United Arab Emirates	—	121,717	—	121,717
Vietnam	—	160,622	—	160,622
Total Common Stock	2,625,648	8,951,541	—	11,577,189
Preferred Stocks
Chile	155,122	—	—	155,122
South Korea	—	174,492	—	174,492
Total Preferred Stock	155,122	174,492	—	329,614
Total Investments	$2,780,770	$9,126,033	$—	$11,906,803
See accompanying notes to the financial statements.

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS
As of April 30, 2026 (Unaudited)

1.    Organization
Ashmore Funds (the “Trust”) is a Massachusetts business trust organized under the laws of the Commonwealth of Massachusetts on August 6, 2010 (inception date) and is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act” or “1940 Act”), as an open-end management investment company. The Trust follows accounting and reporting guidance under Financial Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The Trust includes eleven funds as of April 30, 2026, each with its own investment objective. The Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Frontier Equity Fund, Ashmore Emerging Markets Equity Fund, Ashmore Emerging Markets Equity ESG Fund, Ashmore Emerging Markets Debt Fund and Ashmore Emerging Markets Equity ex China Fund (each a “Fund” and collectively, the “Funds”) are separate series of the Trust. The Ashmore Emerging Markets Local Currency Bond Fund and the Ashmore Emerging Markets Short Duration Fund are each non-diversified funds. Non-diversified funds may invest a relatively large portion of their net assets in a single issuer or a small number of issuers. Each of the Funds’ financial statements are presented herein.
Ashmore Emerging Markets Equity SMA Completion Fund (formerly, Ashmore Emerging Markets Small-Cap Equity Fund) (the “Completion Fund”) also is a separate series of the Trust. The Completion Fund’s financial statements are presented in a separate report.
Ashmore Investment Advisors Limited (“AIAL” or the “Investment Manager”) serves as investment manager to the Funds. AIAL is a wholly owned subsidiary of Ashmore Investments (UK) Limited, which is a wholly owned subsidiary of Ashmore Group plc (“Ashmore Group”).  Ashmore Investment Management (US) Corporation (“AIMUS”) is the principal underwriter of shares of the Funds. AIMUS is an affiliate of the Investment Manager.  The Northern Trust Company (“Northern Trust”) serves as the administrator, custodian and transfer agent of the Funds.
Related parties or personnel of the Investment Manager may invest in the Funds. The Investment Manager could face a conflict of interest if a related party is invested in a Fund and that party’s interests diverge from those of the Fund, but equally this co-investment may serve to better align the interests of the Funds and the personnel of the Investment Manager. When a related party provides capital for a Fund, it may do so with the intention of redeeming all or part of its interest in the Fund at a future point in time.
The Funds have assessed the impact of the Alternative Investment Fund Managers Directive (AIFMD) (the “Directive”) on the financial statements of the Trust and have concluded that the Trust is exempt from following Chapter V. Section 1. Articles 103-111 of the European Commission’s Level 2 Delegated Regulation on the basis of the operations of the Trust (i) being Non-EEA AIFs (“European Economic Area Alternative Investment Funds”), and (ii) not being marketed in the European Union, as defined by the Directive.
2.    Significant accounting policies
The significant accounting policies adopted and consistently followed in the preparation of the Funds’ financial statements are set out below:
(a) Basis of preparation
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
(b) Use of estimates
The preparation of financial statements in accordance with U.S. GAAP requires estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues generated and expenses incurred during the reporting period. Actual

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

results could differ from these estimates. These financial statements contain all adjustments which are, in the opinion of the Trust, necessary to portray a fair statement of the period presented. Such adjustments are normal and recurring in nature. Valuation models used to determine the fair value of hard to value investments require the use of a number of market based assumptions.
(c) Determination of the Net Asset Value
The net asset value (“NAV”) of a Fund’s shares is calculated at the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open for regular trading.
(d) Investment valuation
For the purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices. With respect to any portion of a Fund’s assets that are invested in one or more open-ended investment management companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. The prospectuses for these open-end management investment companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.
If a Fund’s non-U.S. (foreign) security’s value has materially changed after the close of the security’s primary exchange or principal market but before the time as of which the Funds calculate their NAVs, the security will be valued at fair value based on procedures approved by the Board. The fair value of investments may be determined based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. The Funds may use fair value pricing more frequently for foreign securities or assets because, amongst other things, many foreign markets close well before the NAV of the Funds’ shares is next calculated. In considering whether fair value pricing is required and in determining fair values, the Valuation Designee (as defined below) may, amongst other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time as of which the Funds calculate their NAVs. The Valuation Designee (as defined below) may utilize modeling tools provided by third-party vendors to determine the fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign securities on days when the Trust is not open for business, which may result in the values of a Fund’s portfolio investments being affected when investors are unable to buy, sell or exchange shares of the Fund.
Investments initially valued in currencies other than the United States Dollar are converted to the United States Dollar using exchange rates obtained from pricing services. Foreign exchange rates are calculated as of 4:00 p.m. Eastern time on each day that the NYSE opens for regular trading. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the United States Dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the United States Dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares of the Funds.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Manager as the valuation designee (“Valuation Designee”) for the Funds to perform the fair value determination relating to all Fund investments. The Investment Manager may carry out its designated responsibilities as Valuation Designee through various committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

Domestic and foreign debt securities for which the close of trading does not coincide with the NYSE close and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain debt securities purchased on a delayed delivery basis are marked-to-market daily until settlement. Exchange traded options, futures and options on futures are generally valued at the settlement price determined by the exchange on which the instrument is primarily traded.
The Valuation Designee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of an investment. The Valuation Designee may also apply a discount to the last traded price in situations where the last traded price may not represent the fair value of the security, such as if a security’s trading has been suspended on its primary trading market, a security has been de-listed from its primary trading market, a security has not traded for an extended period of time, or a security’s primary trading market is temporarily closed at a time when under normal conditions it would be open. Any such discount is based on a number of factors including but not limited to the circumstances surrounding any potential suspension or de-listing, market and industry conditions, competitor information, and the period of time since the last trading took place.
Fair valuation may require subjective determinations about the value of a security or asset. While the Funds’ and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security and asset values as of the time of pricing, the Funds cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security or asset if it were to dispose of that security or asset at the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.
(e) Investment transactions, income and expenses
Investment transactions are recorded at the trade date. The Funds determine the gain or loss realized from investment transactions using an identified cost basis method. Interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discounts using the effective yield method, net of any applicable tax withholding. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as such information is available, net of any applicable tax withholding. Other non-cash dividends are recognized as investment income at the fair value of the property received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.
Expenses are recorded on an accrual basis. Each Fund is charged for those expenses that are directly attributable to that Fund. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Fund are allocated amongst all the Funds in the Trust in proportion to each Fund’s relative net assets.
(f) Foreign Currency
Assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation from foreign currency exchange transactions.
(g) Inflation Index Securities
Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted based on a measure of rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. At April 30, 2026, all inflation-indexed bonds were shown on the Schedule of Investments with their stated coupon rate.
(h) Credit-Linked Notes
Certain Funds may invest in credit-linked notes to provide exposure to the high yield or other fixed income market. The value of a credit-linked note is based on the price movements of a particular credit, known as a reference credit. Credit-linked notes that a Fund invests in are typically listed instruments that typically provide the same return as the underlying reference credit. A Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity. If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest. The maximum potential risk of loss is limited to the par amount of the credit linked note plus any accrued interest.
(i) Income taxes (including ASU 2023-09  adoption)
In this reporting period, the Funds adopted FASB ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires enhanced quantitative and qualitative income tax disclosures, including disaggregation of income taxes paid by jurisdiction. The adoption of this standard relates solely to income tax disclosures and has no impact on any Fund’s financial position, results of operations, or net assets. The Funds have assessed the applicability of the enhanced disclosure requirements and determined that income tax amounts, including foreign withholding taxes by jurisdiction, were not material for the period and therefore no additional disclosures are required.
(j) Operating segments
An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting, as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The senior management (including the investment committee) for the adviser of the Funds serves as the CODM.
Each Fund operates as a single operating segment, with the income, expenses, assets, changes in net assets resulting from operations and performance regularly monitored and assessed as a whole by the CODM, using the information presented in the financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
3.    Principal Risks
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where a risk of potential loss exists due to, amongst other things, changes in the market (market risk), or the failure or inability of the other party to a transaction to perform (credit and counterparty risk).  See below for a summary description of select principal risks, some of which may not apply to a particular Fund.  A discussion of the principal risks of investing in each Fund is included in that Fund’s prospectus.

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

Counterparty and Third Party Risk
Transactions involving a counterparty to a derivative or other instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.
Credit Risk
The Funds could lose money if the issuer or guarantor of a debt security or other instrument is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument.
Equity Securities Risk
Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.
Foreign/Emerging Markets Risks
Investments in foreign securities entail risks in addition to those customarily associated with investing in U.S. securities. Economic, political and social instability could disrupt financial markets in which the Fund invests and adversely affect the value of the Fund’s assets. In addition, national policies may restrict investment opportunities. In foreign markets there may be a lower degree of market volume and liquidity than in U.S. markets, and this may result in greater price volatility. The securities markets in many Emerging-Market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries. Furthermore, since the composition of each Fund will differ from that of market indexes, its performance generally will not mirror the returns provided by a specific market index.
Inflation/Deflation Risk
The value of the Fund’s investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults.
Interest Rate Risk
Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment. The value of most fixed income securities will generally decline in response to increases in interest rates.
Large Shareholder Risk
Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund’s operations by purchasing or redeeming Fund shares in large amounts.
Leverage Risk
Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains.

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

Management Risk
The Fund’s investment return depends on the ability of the Investment Manager to manage the Fund’s portfolio successfully; there is a risk that the Investment Manager may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters.
Market Risk
The value of securities and instruments owned by the Funds may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas. Recent instability in the financial markets has led governments around the world to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. The withdrawal of this support, failure of these efforts, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the values and liquidity of a Fund’s portfolio securities and other assets.
Derivative financial instruments may result in off-balance sheet market and credit risk.  If the markets should move against one or more positions that the Funds hold, the Funds could incur losses greater than the unrealized amounts recorded in the Statements of Assets and Liabilities. Derivative risk exposures are discussed in note 9.
Valuation Risk
Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.
4.    Fair value measurements
U.S. GAAP includes a topic which defines fair value as the price that the Fund would receive upon selling an investment in an orderly and timely transaction to a market participant in the principal or most advantageous market of the investment.  This topic establishes a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk.
Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 – Significant observable inputs other than those used in Level 1, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment rates, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agency securities, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to a Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.
Portfolio securities and other assets for which market quotations are readily available are typically categorized as Level 1 of the fair value hierarchy. Domestic and foreign debt securities where the close of trading does not coincide with the NYSE close and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources are based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities using these valuation adjustments are typically categorized as Level 2 of the fair value hierarchy. Preferred securities, equity linked notes and other equities traded on inactive markets or valued by reference to similar instruments are also typically categorized as Level 2 of the fair value hierarchy.
Investments and derivatives classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments may include bank loan agreements and less-liquid corporate debt securities (including distressed debt instruments). Also included in this category are certain bonds and loans for which independent broker prices are used and information relating to the inputs of the price models is not available.
Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, addresses valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company, including related oversight and reporting requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Among other things, Rule 2a-5 permits the Board to designate the Funds’ investment adviser to perform the Funds’ fair value determinations, which are subject to Board oversight. Pursuant to Rule 2a-5, the Board approved changes to the Funds’ valuation policies and procedures and designated the Funds’ investment adviser, Ashmore Investment Advisors Limited, to serve as the “valuation designee” to perform the Funds’ fair value determinations.
5.    Capital share transactions
Transactions in Class A shares for the period ended April 30, 2026, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	40,271	$211,599	4,845	$25,290	(38,528)	$(200,440)	6,588	$36,449
Ashmore Emerging Markets Local Currency Bond Fund	—	—	20	127	(23,598)	(157,868)	(23,578)	(157,741)
Ashmore Emerging Markets Corporate Income Fund	29,459	159,653	18,198	98,821	(79,708)	(434,349)	(32,051)	(175,875)

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Short Duration Fund	2,734	$13,136	13,033	$62,751	(57,493)	$(279,161)	(41,726)	$(203,274)
Ashmore Emerging Markets Active Equity Fund	341	3,530	77	700	(436)	(4,337)	(18)	(107)
Ashmore Emerging Markets Frontier Equity Fund	21,848	249,174	12,835	140,290	(83,619)	(990,042)	(48,936)	(600,578)
Ashmore Emerging Markets Equity Fund	813,811	12,731,909	27,953	394,126	(692,526)	(10,968,894)	149,238	2,157,141
Ashmore Emerging Markets Equity ESG Fund	—	—	2	19	(1)	—	1	19
Ashmore Emerging Markets Debt Fund	—	—	2	22	—	—	2	22
Ashmore Emerging Markets Equity ex China Fund	—	—	3	28	—	—	3	28
Transactions in Class C shares for the period ended April 30, 2026, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	687	$3,600	1,493	$7,759	(73,751)	$(383,760)	(71,571)	$(372,401)
Ashmore Emerging Markets Local Currency Bond Fund	—	—	28	176	—	—	28	176
Ashmore Emerging Markets Corporate Income Fund	47	253	5,387	29,173	(13,895)	(75,902)	(8,461)	(46,476)

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Short Duration Fund	—	$—	1,038	$4,763	(4,134)	$(18,972)	(3,096)	$(14,209)
Ashmore Emerging Markets Active Equity Fund	—	—	6	56	—	—	6	56
Ashmore Emerging Markets Frontier Equity Fund	7,860	83,994	1,041	10,762	(2,466)	(26,723)	6,435	68,033
Ashmore Emerging Markets Equity Fund	56,701	875,000	59	765	(818)	(10,531)	55,942	865,234
Ashmore Emerging Markets Equity ESG Fund	1	—	1	16	—	—	2	16
Ashmore Emerging Markets Debt Fund	—	—	2	19	—	—	2	19
Ashmore Emerging Markets Equity ex China Fund	—	—	2	26	—	—	2	26
Transactions in Institutional Class shares for the period ended April 30, 2026, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	109,455	$578,940	323,899	$1,715,853	(9,536,768)	$(50,443,297)	(9,103,414)	$(48,148,504)
Ashmore Emerging Markets Local Currency Bond Fund	40,916	294,971	33,840	236,976	(40,159)	(290,055)	34,597	241,892
Ashmore Emerging Markets Corporate Income Fund	17,862	102,157	138,534	784,424	(367,744)	(2,085,751)	(211,348)	(1,199,170)

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Short Duration Fund	1,058	$4,982	31,515	$149,214	(220,229)	$(1,044,363)	(187,656)	$(890,167)
Ashmore Emerging Markets Active Equity Fund	—	—	47,172	431,620	(885,052)	(8,138,730)	(837,880)	(7,707,110)
Ashmore Emerging Markets Frontier Equity Fund	793,832	11,139,254	709,429	9,307,703	(744,216)	(10,251,646)	759,045	10,195,311
Ashmore Emerging Markets Equity Fund	2,874,044	44,328,265	133,921	1,817,310	(2,254,125)	(34,388,755)	753,840	11,756,820
Ashmore Emerging Markets Equity ESG Fund	—	—	15,043	198,115	—	—	15,043	198,115
Ashmore Emerging Markets Debt Fund	—	—	31,990	288,943	(1,161,504)	(10,500,000)	(1,129,514)	(10,211,057)
Ashmore Emerging Markets Equity ex China Fund	—	—	24,393	284,923	—	—	24,393	284,923
Transactions in Class A shares for the year ended October 31, 2025, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	18,853	$92,332	10,168	$50,368	(139,526)	$(697,986)	(110,505)	$(555,286)
Ashmore Emerging Markets Local Currency Bond Fund	—	—	1,342	8,551	(9)	(58)	1,333	8,493
Ashmore Emerging Markets Corporate Income Fund	25,217	138,518	25,569	140,727	(177,860)	(980,459)	(127,074)	(701,214)

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Short Duration Fund	6,929	$34,179	10,338	$50,594	(78,873)	$(385,540)	(61,606)	$(300,767)
Ashmore Emerging Markets Active Equity Fund	471	4,146	85	665	(4,138)	(34,766)	(3,582)	(29,955)
Ashmore Emerging Markets Frontier Equity Fund	246,259	2,836,986	3,619	39,686	(350,554)	(4,048,996)	(100,676)	(1,172,324)
Ashmore Emerging Markets Equity Fund	904,974	11,318,944	15,821	186,293	(875,149)	(10,360,651)	45,646	1,144,586
Ashmore Emerging Markets Equity ESG Fund	—	—	1	5	—	—	1	5
Ashmore Emerging Markets Debt Fund	—	—*	4	38	—	—	4	38
Ashmore Emerging Markets Equity ex China Fund	—	—	1	4	—	—	1	4

*	Amount rounds to less than $0.5.
Transactions in Class C shares for the year ended October 31, 2025, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	59	$287	4,077	$20,098	(45,745)	$(221,363)	(41,609)	$(200,978)
Ashmore Emerging Markets Local Currency Bond Fund	—	—	41	254	—	—	41	254
Ashmore Emerging Markets Corporate Income Fund	146	798	8,451	46,343	(112,410)	(616,930)	(103,813)	(569,789)

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Short Duration Fund	—	$—	654	$3,055	(2,891)	$(13,570)	(2,237)	$(10,515)
Ashmore Emerging Markets Active Equity Fund	—	—*	2	17	—	—	2	17
Ashmore Emerging Markets Frontier Equity Fund	9,945	103,032	181	1,890	(7,219)	(77,622)	2,907	27,300
Ashmore Emerging Markets Equity Fund	—	—	18	188	—	—	18	188
Ashmore Emerging Markets Equity ESG Fund	—	—	—	1	—	—	—	1
Ashmore Emerging Markets Debt Fund	—	—*	4	32	—	—	4	32
Ashmore Emerging Markets Equity ex China Fund	—	—	—**	3	—	—	—	3

*	Amount rounds to less than $0.5.
**	Amount rounds to less than 0.5 shares.
Transactions in Institutional Class shares for the year ended October 31, 2025, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	1,081,011	$5,444,081	748,849	$3,765,825	(6,066,679)	$(30,336,649)	(4,236,819)	$(21,126,743)
Ashmore Emerging Markets Local Currency Bond Fund	—	—	52,608	354,766	(69,115)	(457,182)	(16,507)	(102,416)

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Corporate Income Fund	47,668	$273,198	196,319	$1,126,270	(1,533,360)	$(8,806,967)	(1,289,373)	$(7,407,499)
Ashmore Emerging Markets Short Duration Fund	298,680	1,442,334	32,871	158,067	(585,345)	(2,833,407)	(253,794)	(1,233,006)
Ashmore Emerging Markets Active Equity Fund	594	5,058	41,757	335,724	(1,411,758)	(12,601,824)	(1,369,407)	(12,261,042)
Ashmore Emerging Markets Frontier Equity Fund	1,745,564	22,781,349	121,857	1,573,975	(1,899,979)	(24,825,895)	(32,558)	(470,571)
Ashmore Emerging Markets Equity Fund	6,564,134	78,416,077	78,670	909,124	(4,028,601)	(47,159,692)	2,614,203	32,165,509
Ashmore Emerging Markets Equity ESG Fund	—	—	7,182	78,634	—	—	7,182	78,634
Ashmore Emerging Markets Debt Fund	—	—	92,060	777,850	—	—	92,060	777,850
Ashmore Emerging Markets Equity ex China Fund	—	—	4,117	40,527	—	—	4,117	40,527
Capital shares
Class A shares are issued at the Fund’s relevant NAV per share plus any applicable sales charge. Institutional Class and Class C shares are issued at the Fund’s relevant NAV per share without a sales charge. Shares confer upon the holders the right to receive notice of and attend, speak and vote at shareholder meetings of the Funds. The shares confer upon the holders the right to any or all dividends or distributions which the Trustees in their sole discretion may from time to time resolve to make or declare.
6.    Investment transactions
For the period ended April 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding derivatives and short-term investments) for the Funds were as follows:
Fund	Purchases	Sales
Ashmore Emerging Markets Total Return Fund	$9,406,858	$56,981,986

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

Fund	Purchases	Sales
Ashmore Emerging Markets Local Currency Bond Fund	$3,259,389	$3,192,159
Ashmore Emerging Markets Corporate Income Fund	5,965,463	7,802,115
Ashmore Emerging Markets Short Duration Fund	2,996,179	4,189,023
Ashmore Emerging Markets Active Equity Fund	7,952,919	16,142,552
Ashmore Emerging Markets Frontier Equity Fund	52,945,306	54,458,467
Ashmore Emerging Markets Equity Fund	111,716,599	101,402,237
Ashmore Emerging Markets Equity ESG Fund	5,113,044	5,717,632
Ashmore Emerging Markets Debt Fund	1,454,959	11,835,708
Ashmore Emerging Markets Equity ex China Fund	3,561,007	3,989,710
The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the recharacterization of income recognition on investments in PFICs.  At April 30, 2026, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:
	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation (Depreciation)	Cost Basis of Investments
Ashmore Emerging Markets Total Return Fund	$2,163,322	$(12,841,330)	$(10,678,008)	$37,666,041
Ashmore Emerging Markets Local Currency Bond Fund	501,632	(421,194)	80,438	9,303,351
Ashmore Emerging Markets Corporate Income Fund	992,995	(11,996,382)	(11,003,387)	27,612,951
Ashmore Emerging Markets Short Duration Fund	1,892,864	(3,829,453)	(1,936,589)	30,662,172
Ashmore Emerging Markets Active Equity Fund	920,640	(287,332)	633,308	5,000,591
Ashmore Emerging Markets Frontier Equity Fund	14,759,034	(2,610,444)	12,148,590	89,133,023
Ashmore Emerging Markets Equity Fund	87,296,534	(10,360,148)	76,936,386	222,006,284
Ashmore Emerging Markets Equity ESG Fund	6,400,737	(528,915)	5,871,822	12,738,339
Ashmore Emerging Markets Debt Fund	974,903	(138,089)	836,814	10,678,104
Ashmore Emerging Markets Equity ex China Fund	3,906,254	(417,964)	3,488,290	8,418,513
7.    Federal income taxes
No provision for U.S. federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

For financial reporting purposes the Funds may periodically make reclassifications among components of capital accounts to reflect permanent differences between U.S. GAAP and taxable income.  The reclassifications have no impact on the net assets of the Funds. During the fiscal year ended October 31, 2025, the Funds had no reclassifications.
The following Funds have available capital loss carryforwards for which there is no expiration date:
Fund	Short-Term Capital Loss Carryforward at October 31, 2025	Long-Term Capital Loss Carryforward at October 31, 2025
Ashmore Emerging Markets Total Return Fund	$48,817,379	$403,146,900
Ashmore Emerging Markets Local Currency Bond Fund	6,932	1,142,936
Ashmore Emerging Markets Corporate Income Fund	29,040,357	120,222,582
Ashmore Emerging Markets Short Duration Fund	105,095,953	293,226,080
Ashmore Emerging Markets Active Equity Fund	9,602,176*	8,388,772*
Ashmore Emerging Markets Equity Fund	7,489,129	—
Ashmore Emerging Markets Equity ESG Fund	524,044	32,418
Ashmore Emerging Markets Debt Fund	539,117	2,733,298
Ashmore Emerging Markets Equity ex China Fund	273,886	14,108

*	A portion of the capital loss carryforward may be subject to limitations under Section 382 of the Internal Revenue Code.
During the fiscal year ended October 31, 2025, the Funds utilized the following capital loss carryforwards:
Fund	Capital Loss Carryforwards Utilized
Ashmore Emerging Markets Total Return Fund	$—
Ashmore Emerging Markets Local Currency Bond Fund	—
Ashmore Emerging Markets Corporate Income Fund	—
Ashmore Emerging Markets Short Duration Fund	—
Ashmore Emerging Markets Active Equity Fund	3,440,869
Ashmore Emerging Markets Frontier Equity Fund	706,995
Ashmore Emerging Markets Equity Fund	2,003,430
Ashmore Emerging Markets Equity ESG Fund	222,264
Ashmore Emerging Markets Debt Fund	184,798
Ashmore Emerging Markets Equity ex China Fund	—
The Funds are subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740-10, Income Taxes.  This standard provides guidance as to how uncertain tax positions should be recognized, measured, presented and disclosed in the Funds’ financial statements.  The Funds recognize the tax benefits of uncertain tax positions only where the position is more-likely-than-not (i.e. greater than 50-percent) to be sustained assuming examination by a tax authority based on the technical merits of the position. In evaluating whether a tax position has met the recognition threshold, the Funds must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the Funds’ financial statements. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold.  The Funds analyze all open tax years for all major taxing jurisdictions. For US Federal tax purposes, the three most recently taxed years remain open and subject to examination by taxing authorities, as defined by the Statute of Limitations in each jurisdiction. The Funds have no examinations by tax authorities in progress.  The Trust has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Further, the Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

As of October 31, 2025, the components of distributable taxable earnings, including temporary differences were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital Losses and Other	Distributions Payable	Undistributed Appreciation (Depreciation) on Investments and Foreign Currencies	Total Accumulated Earnings (Deficit)
Ashmore Emerging Markets Total Return Fund	$—	$—	$(451,964,535)	$(79,516)	$(17,023,163)	$(469,067,214)
Ashmore Emerging Markets Local Currency Bond Fund	260,639	—	(1,150,097)	—	195,399	(694,059)
Ashmore Emerging Markets Corporate Income Fund	75,180	—	(149,263,047)	(23,183)	(15,180,304)	(164,391,354)
Ashmore Emerging Markets Short Duration Fund	26,246	—	(398,322,033)	(18,051)	(10,899,317)	(409,213,155)
Ashmore Emerging Markets Active Equity Fund	617,798	—	(17,990,948)	—	1,317,672	(16,055,478)
Ashmore Emerging Markets Frontier Equity Fund	679,721	9,058,554	(1,553)	—	14,428,208	24,164,930
Ashmore Emerging Markets Equity Fund	2,504,958	—	(7,489,129)	—	53,211,303	48,227,132
Ashmore Emerging Markets Equity ESG Fund	239,426	—	(562,534)	—	4,822,510	4,499,402
Ashmore Emerging Markets Debt Fund	65,914	—	(3,273,071)	(27,905)	1,514,561	(1,720,501)
Ashmore Emerging Markets Equity ex China Fund	373,478	—	(295,065)	—	1,917,238	1,995,651
The taxable character of distributions paid during the fiscal year ended October 31, 2025, were as follows:
	Distributions From
Fund	Ordinary Income	Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Ashmore Emerging Markets Total Return Fund	$4,490,867	$—	$—	$88,409	$4,579,276

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

	Distributions From
Fund	Ordinary Income	Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Ashmore Emerging Markets Local Currency Bond Fund	$517,686	$—	$—	$—	$517,686
Ashmore Emerging Markets Corporate Income Fund	1,407,411	—	—	—	1,407,411
Ashmore Emerging Markets Short Duration Fund	1,155,032	—	—	—	1,155,032
Ashmore Emerging Markets Active Equity Fund	478,743	—	—	—	478,743
Ashmore Emerging Markets Frontier Equity Fund	1,672,352	—	—	—	1,672,352
Ashmore Emerging Markets Equity Fund	1,540,576	—	—	—	1,540,576
Ashmore Emerging Markets Equity ESG Fund	112,344	—	—	—	112,344
Ashmore Emerging Markets Debt Fund	1,111,314	—	—	—	1,111,314
Ashmore Emerging Markets Equity ex China Fund	57,907	—	—	—	57,907
8.    Distributions to shareholders
The Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Short Duration Fund and Ashmore Emerging Markets Debt Fund declare distributions of their net investment income daily and pay such distributions monthly. The Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Frontier Equity Fund, Ashmore Emerging Markets Equity Fund, Ashmore Emerging Markets Equity ESG Fund and Ashmore Emerging Markets Equity ex China Fund declare and pay distributions of their net investment income at least quarterly.
Distributions of net realized capital gains, if any, are declared and paid at least annually.  The Funds may also make a special distribution to comply with federal tax requirements.  Income dividends and capital gains distributions determined in accordance with federal income tax regulations may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal period in which income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards.  Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting.  Examples of characterization differences include the treatment of foreign currency transactions and swap transactions.  As a result, income dividends and capital gain distributions declared during a fiscal period for federal tax purposes may differ significantly from the net investment income and realized capital gain reported on each Fund’s financial statements presented under U.S. GAAP.  In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution may be reported as return of capital. Temporary differences do not require reclassification. See note 7 for further details.

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

9.    Derivative instruments and hedging activities
FASB ASC Topic 815-10 (“Topic 815-10”), Disclosures about Derivative Instruments and Hedging Activities, requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.
None of the derivatives held in the Funds have been designated as hedging instruments under Topic 815-10. A discussion of the strategies for these derivatives and their counterparty credit risk can be found below.
In accordance with Topic 815-10, the Funds record their trading-related derivative activities on a fair value basis (as described in note 4). Fair values represent the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.
Rule 18f-4 under the 1940 Act provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Subject to certain conditions, limited derivatives users (as defined in Rule 18f-4), however, are not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC  eliminated the asset segregation framework arising from prior SEC guidance for covering derivatives and certain financial instruments. Rule 18f-4 may limit a Fund’s ability to use derivatives as part of its investment strategy, make derivatives more costly or otherwise adversely affect Fund performance.
The following disclosures contain information on how and why the Funds used derivative financial instruments; the credit-risk-related contingent features in certain derivative financial instruments; and how derivative financial instruments affected the Funds’ financial position, results of operations and cash flows. The location and fair value of these instruments on he Statements of Assets and Liabilities and the realized, and changes in unrealized, gains and losses on the Statements of Operations, are included in tables following each Fund’s Schedule of Investments and are categorized by type of financial derivative contract.
(a) Forward foreign currency exchange contracts
A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time the contract is made. The Funds may enter into forward foreign currency exchange contracts in connection with settling planned purchases or sales of securities, as part of an investment strategy to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities, or to gain or limit exposure to foreign currencies. All forward foreign currency exchange contracts are valued daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts in the Statements of Operations. A Fund records realized gains or losses at the time the forward foreign exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in net realized gain/(loss) on forward foreign exchange contracts in the Statements of Operations.
Risks arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the United States Dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments should be considered in light of all related and offsetting transactions. The Funds bear market risk from changes in foreign currency exchange rates and credit risk if the counterparty fails to perform. Further information on the impact of these positions on the Funds’ financial statements can be found in the notes to the Schedules of Investments.
During the period ended April 30, 2026, the Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Corporate Income Fund and Ashmore Emerging Markets Debt Fund had average quarterly contract notional exposures of $27,300,872, $6,092,974, $597,478 and $3,222, respectively, related to forward foreign currency exchange contracts.

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

(b) Futures contracts
Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of securities indices, commodities or the fair value in United States Dollars of a foreign currency.
The Funds’ participation in the futures markets involves certain risks, including the imperfect correlation between movements in the price of the futures contracts and movements in the price of the underlying securities.  Risks may arise from the potential inability of a counterparty to meet the terms of the contract.
Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract.
At the time the Funds enter into a futures contract, the Funds deposit and maintain as collateral initial margin with the broker, as required by the exchange on which the transaction is effected.  Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the fluctuation in the value of the contract.  Such receipts or payments are determined by the rules of the futures exchange and are known as variation margin.  When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.  This amount is included in net realized gain or loss on futures contracts in the Statement of Operations. Any unrealized gains or losses on open futures contracts are included in net change in unrealized appreciation/(depreciation) on futures contracts in the Statement of Operations.
During the period ended April 30, 2026, the Ashmore Emerging Markets Corporate Income Fund had average quarterly contract notional exposure of $464,938 related to futures contracts.
(c) Swap Agreements
During the reporting period, certain Funds entered into swap agreements, which are arrangements between two parties to exchange cash flows based on a notional principal amount. Swap agreements are either privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform such as a registered exchange (“centrally cleared swaps”). Swap agreements are recorded at their fair value. The fair value is based on quoted market prices or prices obtained from a third party provider at the date of the Statements of Assets and Liabilities without any deduction for estimated future selling costs. Swap agreements are marked to market daily and the change in fair value, if any, is recorded as unrealized gain or loss. Payments made or received are recorded as part of realized gains and losses. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.
The periodic payments on the swap agreements entered into by the Funds are reflected in the Statements of Operations within net realized gain/(loss) on interest rate swap contracts. Unrealized gains are reported as an asset and unrealized losses are reported as a liability in the Statements of Assets and Liabilities for OTC swaps. Changes in the fair value are reflected in the Statements of Operations within net change in unrealized appreciation/(depreciation) on interest rate and centrally cleared swap contracts in the period in which they occur.  Certain Funds could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligations to perform.
During the period ended April 30, 2026, the Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Local Currency Bond Fund and Ashmore Emerging Markets Corporate Income Fund had average quarterly notional exposures of $4,119,411, $2,889,005, and $1,000,000, respectively, related to interest rate swap agreements.
The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. No amounts have been offset in the Statements of Assets and Liabilities.

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

Offsetting of Financial Assets and Derivative Assets as of April 30, 2026:
Over-the-Counter Financial Derivative Instruments:
Forward Currency Contracts and Interest Rate Swap Contracts
Ashmore Emerging Markets Total Return Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty
ANZ Banking	$1,292	$—	$—	$1,292
Barclays	125	(125)	—	—
Deutsche Bank	14,322	(9,923)	—	4,399
HSBC Bank	22,923	(22,923)	—	—
JPMorgan Chase	4,788	(4,788)	—	—
Merrill Lynch	6,400	(6,400)	—	—
Morgan Stanley	23,025	(6,681)	—	16,344
Santander	9,994	—	—	9,994
Societe Generale	2,798	(940)	—	1,858
State Street	5,301	(4,341)	—	960
UBS	889	(889)	—	—
Total	$91,857	$(57,010)	$ —	$34,847

Ashmore Emerging Markets Total Return Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty
Barclays	$1,649	$(125)	$—	$1,524
BNP Paribas	1,281	—	—	1,281
Citibank	7,168	—	—	7,168
Deutsche Bank	9,923	(9,923)	—	—
Goldman Sachs	751	—	—	751
HSBC Bank	23,161	(22,923)	—	238
JPMorgan Chase	29,853	(4,788)	—	25,065
Merrill Lynch	32,032	(6,400)	—	25,632
Morgan Stanley	6,681	(6,681)	—	—
Societe Generale	940	(940)	—	—
State Street	4,341	(4,341)	—	—
UBS	1,491	(889)	—	602
Total	$119,271	$(57,010)	$ —	$62,261

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

Ashmore Emerging Markets Local Currency Bond Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty
BNP Paribas	$637	$(637)	$—	$—
Citibank	6,658	(65)	—	6,593
Deutsche Bank	4,674	(4,095)	—	579
HSBC Bank	8,199	(8,090)	—	109
JPMorgan Chase	512	(512)	—	—
Merrill Lynch	11,442	(738)	—	10,704
Morgan Stanley	13,917	(1,482)	—	12,435
Societe Generale	2,067	(708)	—	1,359
Total	$48,106	$(16,327)	$ —	$31,779

Ashmore Emerging Markets Local Currency Bond Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty
Barclays	$546	$—	$—	$546
BNP Paribas	6,568	(637)	—	5,931
Citibank	65	(65)	—	—
Deutsche Bank	4,095	(4,095)	—	—
HSBC Bank	8,090	(8,090)	—	—
JPMorgan Chase	11,016	(512)	—	10,504
Merrill Lynch	738	(738)	—	—
Morgan Stanley	1,482	(1,482)	—	—
Societe Generale	708	(708)	—	—
State Street	221	—	—	221
Total	$33,529	$(16,327)	$ —	$17,202

Ashmore Emerging Markets Corporate Income Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty
State Street	$3,322	$(2,418)	$—	$904
Total	$3,322	$(2,418)	$ —	$904

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

Ashmore Emerging Markets Corporate Income Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty
State Street	$2,418	$(2,418)	$—	$—
Total	$2,418	$(2,418)	$ —	$ —

Ashmore Emerging Markets Debt Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty
Barclays	$14	$—	$—	$14
Total	$14	$ —	$ —	$14
10.  Related parties
Investment management fees
The Trust has an Investment Management Agreement (the “Agreement”) with the Investment Manager, with whom certain Trustees and Officers of the Trust are affiliated, to furnish investment management services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Investment Manager for its investment management services at the following rates, based on each Fund’s average daily net assets:
Fund	Rate
Ashmore Emerging Markets Total Return Fund	1.00%
Ashmore Emerging Markets Local Currency Bond Fund	0.75%
Ashmore Emerging Markets Corporate Income Fund	0.85%
Ashmore Emerging Markets Short Duration Fund	0.65%
Ashmore Emerging Markets Active Equity Fund	1.00%
Ashmore Emerging Markets Frontier Equity Fund	1.50%
Ashmore Emerging Markets Equity Fund	1.00%
Ashmore Emerging Markets Equity ESG Fund	1.00%
Ashmore Emerging Markets Debt Fund	0.65%
Ashmore Emerging Markets Equity ex China Fund	1.00%
The Investment Manager has contractually agreed to waive its fees or reimburse each Fund for certain other expenses to the extent that a Fund’s Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expenses, taxes, custodial credits, transfer agency credits, legal expenses of the Independent Trustees, expense offset arrangements, and extraordinary expenses, which may include non-recurring expenses such as, for example, litigation expenses and shareholder meeting expenses) for the Fund’s Class A, Class C and Institutional Class Shares exceed the percentage of the average daily net assets attributable to the particular share class shown below. Under the Expense Limitation Agreement, the Investment Manager may recoup amounts waived or reimbursed for 36 months following the end of the month when the waiver or reimbursement occurred, provided total expenses, including such recoupment, do not exceed the annual expense limit, and further that expenses may be recouped only if and to the extent that the expense ratio at the time of such recoupment is less than the annual expense limit in place at the time such expenses were waived or reimbursed. The contractual expense limitation

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

arrangement is expected to continue until at least February 28, 2027. The arrangement may be terminated by the Trust, subject to approval by the Board of Trustees of the Trust, upon ninety (90) days’ written notice to the Investment Manager. The expense limitation arrangement may be terminated before February 28, 2027 only by the Board of Trustees.
Fund	Class A	Class C	Institutional Class
Ashmore Emerging Markets Total Return Fund	1.27%	2.02%	1.02%
Ashmore Emerging Markets Local Currency Bond Fund	1.02%	1.77%	0.77%
Ashmore Emerging Markets Corporate Income Fund	1.12%	1.87%	0.87%
Ashmore Emerging Markets Short Duration Fund	0.92%	1.67%	0.67%
Ashmore Emerging Markets Active Equity Fund	1.27%	2.02%	1.02%
Ashmore Emerging Markets Frontier Equity Fund	1.77%	2.52%	1.52%
Ashmore Emerging Markets Equity Fund	1.27%	2.02%	1.02%
Ashmore Emerging Markets Equity ESG Fund	1.27%	2.02%	1.02%
Ashmore Emerging Markets Debt Fund	0.92%	1.67%	0.67%
Ashmore Emerging Markets Equity ex China Fund	1.27%	2.02%	1.02%
Any such waiver or reimbursement is subject to the Investment Manager’s right to recover amounts waived or reimbursed to the extent actual fees and expenses for a future fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Investment Manager shall only be entitled to recover such amounts waived or reimbursed during the previous three fiscal years. The amounts recaptured pursuant to the expense limitation agreement will be limited to the lesser of (1) the expense limitation amount that was in effect at the time of the waiver or reimbursement or (2) the expense limitation amount that is in effect at the time of recapture. The total amounts subject to recovery in fiscal years are shown below:
Fund	2026	2027	2028	2029	Total
Ashmore Emerging Markets Total Return Fund	$1,023,234	$517,877	$337,780	$146,999	$2,025,890
Ashmore Emerging Markets Local Currency Bond Fund	168,860	185,864	175,312	82,067	612,103
Ashmore Emerging Markets Corporate Income Fund	276,983	276,748	168,581	78,060	800,372
Ashmore Emerging Markets Short Duration Fund	228,856	188,214	191,599	87,673	696,342
Ashmore Emerging Markets Active Equity Fund	266,050	231,944	168,207	80,480	746,681
Ashmore Emerging Markets Frontier Equity Fund	355,358	392,343	491,880	230,526	1,470,107

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

Fund	2026	2027	2028	2029	Total
Ashmore Emerging Markets Equity Fund	$412,520	$595,599	$637,670	$331,739	$1,977,528
Ashmore Emerging Markets Equity ESG Fund	121,592	139,987	124,092	61,553	447,224
Ashmore Emerging Markets Debt Fund	103,221	170,055	139,924	61,995	475,195
Ashmore Emerging Markets Equity ex China Fund	N/A	98,966	220,291	59,152	378,409
Distribution and Servicing fees
The Funds have adopted Amended Plans of Distribution and Servicing Fees pursuant to Rule 12b-1 under the 1940 Act (“Distribution and Servicing Fee Plans”). Under the Distribution and Servicing Fee Plans, each of the Funds may pay fees to the distributor on an ongoing basis as compensation for the services the distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). Class A and C shares each have a separate 12b-1 Plan. Class A shares pay only servicing fees. Class C shares pay both distribution and servicing fees. The following table lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of a Fund’s average daily net assets attributable to the particular class of shares):
	Servicing Fee	Distribution Fee
Class A shares	0.25%	None
Class C shares	0.25%	0.75%
Cross Trades
The 1940 Act prohibits the Funds and their affiliates from knowingly selling any security or other property to the Funds (other than securities of which the buyer is the issuer), or buying any security (other than securities of which the seller is the issuer) or other property from the Funds. Rule 17a-7 under the 1940 Act provides relief from these prohibitions for various types of “cross trades” and similar transactions that may benefit shareholders by allowing the participating funds or accounts to avoid brokerage commissions and other transaction costs of trades.
During the period ended April 30, 2026, none of the Funds bought and/or sold securities from an account or accounts that were also advised by the Trust’s investment adviser or its affiliates.
Affiliated Ownership
As of April 30, 2026, Ashmore Management Company Limited owned the following percentages of the outstanding shares of each Fund:
Fund	Class A	Class C	Institutional Class
Ashmore Emerging Markets Local Currency Bond Fund	—%	22.36%	97.02%
Ashmore Emerging Markets Active Equity Fund	—%	100.00%	96.65%
Ashmore Emerging Markets Equity ESG Fund	100.00%	100.00%	100.00%
Ashmore Emerging Markets Debt Fund	100.00%	100.00%	100.00%

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

Fund	Class A	Class C	Institutional Class
Ashmore Emerging Markets Equity ex China Fund	100.00%	100.00%	100.00%
In addition to the Ashmore Management Company Limited ownership, shown in the table above, the following Funds had investors owning of record, or known by the Funds to own beneficially, more than 5% of a Fund’s outstanding shares. Many of these positions are held in omnibus accounts of broker-dealers or other financial intermediaries that represent numerous underlying shareholder accounts.
Fund	Class	Number of investors with > 5% ownership	% of Fund shares held by each such investor*
Ashmore Emerging Markets Total Return Fund	Class A	6	24.58%, 23.50%, 21.92%, 11.01%, 6.62%, 6.45%
	Class C	2	77.65%, 22.35%
	Institutional Class	6	24.46%, 19.97%, 18.17%, 11.50%, 9.75%, 5.43%
Ashmore Emerging Markets Local Currency Bond Fund	Class A	2	78.22%, 18.63%
	Class C	1	77.64%
Ashmore Emerging Markets Corporate Income Fund	Class A	5	31.70%, 19.51%, 18.89%, 16.98%, 9.32%
	Class C	3	61.66%, 20.60%, 7.38%
	Institutional Class	7	25.04%, 20.15%, 14.36%, 11.36%, 7.72%, 6.52%, 5.85%
Ashmore Emerging Markets Short Duration Fund	Class A	3	54.43%, 38.00%, 6.38%
	Class C	2	84.53%, 15.47%
	Institutional Class	2	91.20%, 6.01%
Ashmore Emerging Markets Active Equity Fund	Class A	2	92.52%, 7.40%
Ashmore Emerging Markets Frontier Equity Fund	Class A	4	41.00%, 32.08%, 17.92%, 8.42%
	Class C	2	70.90%, 26.57%
	Institutional Class	4	37.15%, 33.24%, 19.78%, 5.20%

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

Fund	Class	Number of investors with > 5% ownership	% of Fund shares held by each such investor*
Ashmore Emerging Markets Equity Fund	Class A	2	69.94%, 29.36%
	Class C	2	91.20%, 5.62%
	Institutional Class	2	56.44%, 26.97%

*includes omnibus positions of broker-dealers and other financial intermediaries that hold shares on behalf of multiple underlying shareholder accounts. As a result, the percentage of ownership shown for such omnibus positions does not represent a single underlying investor.
11.  Commitments
In relation to its investments, some of the Funds of the Trust may from time to time agree to indemnify and/or pre-fund trustees or other agents, either solely or alongside other creditors on a several basis. Generally, such agreements do not have a termination date. The Trustees are not aware of and do not currently expect any claims to be made against the Funds under any such indemnity or pre-funding agreements.
12.  Subsequent events
On June 10, 2026, the Board of Trustees approved the liquidation of the Ashmore Emerging Markets Active Equity Fund and the Ashmore Emerging Markets Local Currency Bond Fund. The liquidations are scheduled to occur on or about June 26, 2026. The Trust has evaluated subsequent events for the Funds through the date the financial statements were issued and concluded that no other events occurred during this period that would require recognition or additional disclosure in the financial statements.

ASHMORE FUNDS
SUPPLEMENTARY INFORMATION (UNAUDITED)
REMUNERATION DISCLOSURE
Ashmore Investment Advisors Limited (“AIAL”) is a full-scope UK Alternative Investment Fund Manager (“AIFM”) that manages many alternative investment funds (“AIFs”). These AIFs implement a number of investment strategies, including equity, fixed income and alternatives, and invest in many different regions and industry sectors. AIAL manages both open-ended and closed-ended AIFs, several of its AIFs are leveraged and some are listed on regulated markets. Its assets under management were approximately US$1.9 billion at June 30, 2025. AIAL’s parent company (“Ashmore”) is listed on a regulated market, counts eleven offices worldwide and has a number of subsidiaries both in the UK and abroad. Taking into account guidance from the UK Financial Conduct Authority (“FCA”), AIAL has complied with the full AIFM Remuneration Code.
AIAL does not have any direct employees, and as such the amount of remuneration paid to staff by AIAL is zero. All AIAL AIFM Remuneration Code Staff are employed and paid by Ashmore Group plc. Ashmore’s remuneration principles have remained unchanged since it was listed, and are designed to align all employees with the long-term success of the business. These include significant levels of deferral, a clear link between performance and levels of remuneration and strong alignment of executive directors and employees with shareholders and clients through significant employee share ownership. The culture is therefore a collaborative one, with clients’ interests and the creation of shareholder value, including for employee shareholders, the overarching factors for success.
Executive directors, members of the investment team, and indeed all other employees, participate in a single incentive pool and are paid under a similar structure, with an annual cash bonus and share award, meaning that all employees are long-term shareholders in the business.
The policy includes:
–	–	A capped basic salary to contain the fixed cost base;
–	–	An aggregate cap on the total variable compensation for Executive Directors including any awards made under Ashmore’s share plan, currently set at £20m; and
–	–	A deferral for five years of a substantial portion of variable compensation into Ashmore shares (or equivalent), with the Executive Directors LTIP awards also being subject to additional performance conditions measured over five years.
AIAL’s board of directors reviews the general principles of the remuneration policy and is responsible for its implementation with regard to AIAL’s AIFM Remuneration Code Staff. Ashmore’s Remuneration Committee periodically reviews the ongoing appropriateness and relevance of the remuneration policy, including in connection with the provision of services to AIAL. Ashmore employs the services of: McLagan to provide advice on remuneration benchmarking; and Deloitte to provide advice on tax compliance, share plan design and administration, and as Remuneration Committee advisors. The Remuneration Committee’s terms of reference can be found here:
https://ir.ashmoregroup.com/corporate-governance.
Performance assessment for AIAL’s AIFM Remuneration Code Staff for their work relating to AIAL is based on a combination of quantitative and qualitative criteria related to the performance of AIAL, the performance of relevant AIF(s) or business units and the performance of the individual. Qualitative criteria include adherence to Ashmore Group plc’s risk and compliance policies. This performance assessment is adjusted for relevant current and future risks related to the AIFs managed by AIAL.
The compensation of control function staff is based on function specific objectives and is independent from the performance of AIAL and/or the AIFs managed by AIAL. The remuneration of the senior officers in AIAL’s control functions is directly overseen by the Remuneration Committee.

ASHMORE FUNDS
SUPPLEMENTARY INFORMATION (UNAUDITED) (CONTINUED)
REMUNERATION DISCLOSURE (CONTINUED)
Variable remuneration awarded to AIAL’s Remuneration Code Staff in respect of AIFMD work is subject to performance adjustment which allows Ashmore to reduce the deferred amount, including to nil, in light of the ongoing financial situation and/or performance of Ashmore, AIAL, the AIFs that AIAL manages and the individual concerned.
The total contribution of AIAL’s AIFM Remuneration Code Staff to the business of Ashmore is apportioned between work carried out for AIAL and work carried out for the other businesses and subsidiaries of Ashmore. Their remuneration is similarly apportioned between AIAL and the other businesses and subsidiaries where required.
The remuneration attributable to AIAL for its AIFMD identified staff for the financial year ended June 30, 2025 was as follows:
Fund	Number of Beneficiaries	Variable Remuneration	Fixed Remuneration	Total Remuneration
Ashmore Emerging Markets Total Return Fund	16	£14,427	£5,162	£19,589
Ashmore Emerging Markets Local Currency Bond Fund	14	1,298	481	1,779
Ashmore Emerging Markets Corporate Income Fund	14	2,822	1,099	3,921
Ashmore Emerging Markets Short Duration Fund	14	4,440	1,729	6,169
Ashmore Emerging Markets Active Equity Fund	16	5,362	1,978	7,340
Ashmore Emerging Markets Frontier Equity Fund	16	42,339	15,622	57,961
Ashmore Emerging Markets Equity Fund	16	81,661	30,131	111,792
Ashmore Emerging Markets Equity ESG Fund	16	6,112	2,255	8,367
Ashmore Emerging Markets Debt Fund	14	2,581	1,001	3,582
Ashmore Emerging Markets Equity ex China Fund	16	3,649	1,347	4,996
Total AIAL	19	£349,713	£132,296	£482,009
All of the remuneration above was attributable to senior management who have a material impact on the Funds’ risk profile. The Funds’ allocation of the AIAL remuneration has been made on the basis of NAV.

ASHMORE FUNDS
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ASHMORE FUNDS
PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ASHMORE FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

ADVISORY AGREEMENT APPROVAL
At a meeting of the Board of Trustees (the “Board”) of Ashmore Funds (the “Trust”) held on March 11, 2026, the Board, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), voting separately, considered and unanimously approved the continuation of the Investment Management Agreement between Ashmore Investment Advisors Limited (“AIAL”) and the Trust (the “Agreement”), on behalf of each of Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Debt Fund, Ashmore Emerging Markets Equity ex China Fund, Ashmore Emerging Markets Frontier Equity Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Equity SMA Completion Fund, Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Equity Fund, and Ashmore Emerging Markets Equity ESG Fund (each series, a “Fund,” and collectively, the “Funds”).
In determining to approve the continuation of the Agreement for a one-year period, the Trustees considered all factors that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant to the interests of shareholders, including those listed below. In evaluating the terms of the Agreement, the Board did not identify any single factor as controlling, and individual members of the Board did not necessarily attribute the same weight or importance to each factor, nor are the items described herein all-encompassing of the matters considered by the Board. Throughout their review of the Agreement, the Independent Trustees were assisted by their own Independent Trustee legal counsel. The Independent Trustees had formally requested through their legal counsel, and AIAL had provided, certain information the Independent Trustees considered relevant to their evaluation. The Contracts Review Committee, which is comprised of all of the Independent Trustees, discussed the information on different occasions, with and without representatives of AIAL present.
Among the information and factors considered by the Board in evaluating the Agreement were the following:
NATURE, QUALITY AND EXTENT OF INVESTMENT MANAGEMENT SERVICES
The Board examined the nature, quality and extent of the services provided by AIAL to the Funds.
AIAL’s Services to All Funds
The Board considered information regarding the overall organization and resources of AIAL, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds. The Board reviewed AIAL’s key personnel who provide investment management services to the Funds, as well as the fact that, under the Agreement, AIAL has the authority and responsibility, subject to the Board’s oversight, to make and execute investment decisions for the Funds within the framework of the Funds’ investment policies and restrictions.
The Board considered that AIAL’s duties include: (i) investment research and selection; (ii) adherence to (and monitoring compliance with) the Funds’ investment policies and restrictions, the 1940 Act and other relevant laws; and (iii) furnishing office space and equipment, providing bookkeeping and clerical services (excluding determination of net asset value and shareholder accounting services) and paying all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with AIAL (except to the extent such salaries, fees and expenses are paid by another AIAL affiliate other than the Trust or a Fund). The Board also evaluated the significant compliance resources available to, and utilized by, AIAL. The Board also considered that AIAL supports the Funds’ compliance control structure, and, in particular, the resources that are devoted by AIAL in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the Funds’ liquidity and derivatives risk management programs. The Board also considered AIAL’s investments in business continuity planning designed to benefit the Funds.
Investment Performance
With the exception of Ashmore Emerging Markets Equity SMA Completion Fund, in considering each Fund’s performance, the Board requested and received from AIAL data compiled by FUSE Research Network, LLC (“Fuse”). The Trustees noted that Ashmore Emerging Markets Equity SMA Completion Fund has recently been repositioned with a new principal investment strategy

ASHMORE FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

and fee structure and determined that comparative performance data for that Fund would not be helpful at this time. The Trustees also noted that Ashmore Emerging Markets Equity SMA Completion Fund’s current strategy is similar to that of Ashmore Emerging Markets Equity Fund and considered such performance in connection with the renewal of the Agreement for Ashmore Emerging Markets Equity SMA Completion Fund. The Trustees also received information explaining the methodology for compilation of certain of this information and what it was intended to demonstrate. The Board considered the performance of each Fund in light of its investment objective on a comparable basis relative to the Fund’s peers. The Board received performance information for Institutional Shares for the one-, three-, five- and ten-year periods ended December 31, 2025 for Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Equity Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Frontier Equity Fund and Ashmore Emerging Markets Short Duration Fund and for the one-, three- and five-year periods ended December 31, 2025 for Ashmore Emerging Markets Debt Fund, Ashmore Emerging Markets Equity ESG Fund and Ashmore Emerging Markets Active Equity Fund. The Board also received performance information for Institutional Shares for the one-year period ended December 31, 2025 for Ashmore Emerging Markets Equity ex China Fund. In considering such comparative data, the Trustees noted the specialized nature and focus of many of the Funds, and for certain Funds the limited number of peer group funds, particularly for the longer performance periods. In their review, the Trustees also sought to identify Funds for which the performance, fees and total expenses appeared to be outliers within their respective peer groups or other comparative metrics, and sought to understand the reasons for such comparative positions.
Ashmore Emerging Markets Corporate Income Fund. The Board noted that the Ashmore Emerging Markets Corporate Income Fund’s performance ranked eighth out of eight, seventh out of eight, eighth out of eight and seventh out of eight in its peer group for the one-, three-, five- and ten-year periods ended December 31, 2025, respectively, while ranking in the fourth quartile (first being the best) in its larger performance universe for the same four periods.
Ashmore Emerging Markets Debt Fund. The Board noted that the Ashmore Emerging Markets Debt Fund’s performance ranked second out of twelve, tenth out of twelve and fourth out of eleven in its peer group for the one-, three- and five-year periods ended December 31, 2025, while ranking in the first, third, and third quartiles (first being the best) in its larger performance universe for the same three periods.
Ashmore Emerging Markets Equity ex China Fund. The Board noted that the Ashmore Emerging Markets Equity ex China Fund’s performance ranked third out of twelve for the one-year period ended December 31, 2025, while ranking in the first quartile (first being the best) in its larger performance universe for the same period.
Ashmore Emerging Markets Short Duration Fund. The Board noted that the Ashmore Emerging Markets Short Duration Fund’s performance ranked seventh out of seven, first out of seven, seventh out of seven and seventh out of seven in its peer group for the one-, three-, five- and ten-year periods ended December 31, 2025, respectively, while ranking in the fourth quartile (first being the best) in its larger performance universe for the same four periods.
Ashmore Emerging Markets Equity Fund. The Board observed that Ashmore Emerging Markets Equity Fund’s performance ranked fourth out of eleven, third out of eleven, second out of eleven, and first out of seven in its peer group for the one-, three-, five- and ten-year periods ended December 31, 2025, respectively, while ranking in the second, second, second and first quartiles (first being the best) in its larger performance universe for the same four periods.
Ashmore Emerging Markets Equity ESG Fund. The Board observed that Ashmore Emerging Markets Equity ESG Fund’s performance ranked sixth out of twelve, fourth out of twelve, and fifth out of nine in its peer group for the one-, three- and five-year periods ended December 31, 2025, while ranking in the second, second, and third quartiles (first being the best) in its larger performance universe for the same three periods.
Ashmore Emerging Markets Frontier Equity Fund. The Board noted that the Ashmore Emerging Markets Frontier Equity Fund’s performance ranked first out of three, first out of three, first out of three, and first out of three in its peer group for the one-, three-, five- and ten-year periods ended December 31, 2025, respectively, while ranking in the first quartile (first being the best) in its performance universe for the same four periods.

ASHMORE FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

Ashmore Emerging Markets Local Currency Bond Fund. The Board observed that the Ashmore Emerging Markets Local Currency Bond Fund’s performance ranked twelfth out of thirteen, twelfth out of thirteen, eleventh out of thirteen and eighth out of twelve in its peer group for the one-, three-, five- and ten-year periods ended December 31, 2025, respectively, while ranking in the fourth, fourth, fourth, and third quartiles (first being the best) in its performance universe for the same four periods.
Ashmore Emerging Markets Active Equity Fund. The Board noted that the Ashmore Emerging Markets Active Equity Fund’s performance ranked sixth out of fourteen, sixth out of fourteen and fourth out of fourteen in its peer group for the one-, three- and five-year periods ended December 31, 2025, respectively, while ranking in the second, third, and third quartiles (first being the best) in its larger performance universe for the same three periods.
Ashmore Emerging Markets Total Return Fund. The Board observed that the Ashmore Emerging Markets Total Return Fund’s performance ranked sixth out of thirteen, twelfth out of twelve, eleventh out of eleven and ninth out of nine in its peer group for the one-, three-, five- and ten-year periods ended December 31, 2025, respectively, while ranking in the first, fourth, fourth, and fourth quartiles (first being the best) in its larger performance universe for the same four periods.
The Board noted AIAL’s expressed long-term approach to investment management and its favorable longer-term track record in managing accounts having similar strategies as the Funds.
The Board concluded that it was satisfied with the nature, extent and quality of services provided by AIAL to each Fund and that there was a reasonable basis on which to conclude that each Fund would continue to benefit from the services provided by AIAL.
INVESTMENT MANAGEMENT FEES AND COST OF SERVICES
The Board also considered the contractual and actual investment management fees paid by each Fund to AIAL. In doing so, the Board compared the contractual and actual investment management fees and overall net expense ratios (represented by the Funds’ Institutional Shares) to those of the Funds’ peers as determined by Fuse. The Board noted that several of the Funds were quite small in size relative to their peers. As with the performance comparisons, the Board also noted that, with respect to several of the Funds, there were only a limited number of peer funds with similar investment strategies. Where contractual or actual management fees or total expense ratios of a Fund were meaningfully above those of the Fuse peers, the Board also considered and took into account the extent to which AIAL had undertaken to waive a portion of its fees and/or reimburse expenses so as to otherwise limit these Funds’ ordinary operating expenses until at least February 28, 2027.
The Board reviewed AIAL’s costs and profitability as presented by it in serving as investment adviser. The Board noted that AIAL was operating at a loss with respect to Ashmore Emerging Markets Equity ex China Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Equity SMA Completion Fund, Ashmore Emerging Markets Equity ESG Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Debt Fund, and Ashmore Emerging Markets Corporate Income Fund. With respect to the remaining Funds, the Board concluded that AIAL’s profitability was not excessive.
In evaluating the terms of the Agreement, the Board also considered the other benefits that may inure to AIAL as a result of its relationship with the Funds, such as the reputational benefit derived from serving as investment adviser to the Funds.
In light of the information provided and the quality of the services rendered and anticipated to be rendered, the Board concluded that the investment management fees to be charged to the Funds were appropriate.
ECONOMIES OF SCALE
The Board noted that the contractual investment management fees for the Funds do not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board observed that many of the Funds remained quite small in size, and that the collective assets of all of the Funds were approximately $508.5 million as of December 31, 2025. The Board also observed that AIAL was subsidizing all of the Funds through fee waivers and expense reimbursements. In evaluating the Funds’ contractual investment

ASHMORE FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

management fees, the Board considered AIAL’s representation that the contractual investment management fees were intended to reflect achievable economies of scale and also AIAL’s continuing agreement to limit certain expenses of each Fund. The Board received and evaluated information concerning whether AIAL would realize economies of scale as the assets of individual Funds grow beyond current levels. The Board noted they intend to monitor each Fund’s asset growth in connection with future reviews of the Funds’ Agreement to determine whether breakpoints may be appropriate at such time. In light of the Funds’ current sizes and expense structures, the Board concluded that breakpoints in the Funds’ contractual investment management fees were not warranted at this time.
                                                                                                             * * *
The Board concluded that the fees to be paid to AIAL by each Fund were appropriate in light of the services to be provided by AIAL, the costs to AIAL of operating the Funds and the Funds’ current and reasonably foreseeable asset levels, and determined that the Agreement should, therefore, be approved.
                                                                                                             * * *

ASHMORE FUNDS
OTHER INFORMATION

Administrator, Custodian and Transfer Agent
The Northern Trust Company
50 S. LaSalle Street
Chicago, Illinois 60603
312-630-6000
Investment Manager
Ashmore Investment Advisors Limited
61 Aldwych
London WC2B 4AE
United Kingdom
44-20-3077-6000
Independent Registered Public Accounting Firm
KPMG LLP
Aon Center
Suite 5500
200 East Randolph Street
Chicago, Illinois 60601-6436
Distributor
Ashmore Investment Management (US) Corporation
437 Madison Avenue
Suite 1904
New York, New York 10022
212-661-0061
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600
617-951-7000
Independent Trustees’ Counsel
Dechert LLP
One International Place
40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605
617-728-7100

Ashmore Emerging Markets Equity SMA Completion Fund
(formerly, Ashmore Emerging Markets Small-Cap Equity Fund)
SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION
April 30, 2026

Ashmore Emerging Markets Equity SMA Completion Fund

Ashmore Emerging Markets Equity SMA Completion Fund
STATEMENTS OF ASSETS AND LIABILITIES
As of April 30, 2026 (Unaudited)

ASSETS:
Investments in securities, at value	$4,302,750
Cash	123,673
Foreign currency, at value	1,609
Receivable from Investment Manager	13,405
Interest and dividends receivable	989
Other assets	14,504
Total Assets	4,456,930
LIABILITIES:
Trustees’ fees payable	695
Deferred foreign capital gains taxes payable	3,007
Administration fees payable	164
Custody fees payable	9,761
Professional fees payable	40,759
Regulatory fees payable	1,568
Total Liabilities	55,954
Net Assets	$4,400,976
NET ASSETS:
Paid in capital	$5,222,847
Accumulated loss	(821,871)
Net Assets	$4,400,976
Net Assets:[1]
Class A	$—
Class C	—
Institutional Class	—
Series I	4,400,976
Shares Issued and Outstanding (no par value, unlimited shares authorized):[1]
Class A	—
Class C	—
Institutional Class	—
Series I	394,787
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding):[1]
Class A	$—
Class C	—
Institutional Class	—
Series I	11.15
Cost of Investments in securities	$3,940,014
Cost of foreign currency held	$1,609

1	Class C shares were liquidated on February 13, 2026, while Class A shares and Institutional Class shares were liquidated on February 17, 2026. Series I shares began operations on February 17, 2026.
See accompanying notes to the financial statements.

1

Ashmore Emerging Markets Equity SMA Completion Fund
STATEMENTS OF OPERATIONS
For the Six Month Period Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME:
Interest, net of foreign tax withholdings*	$6,811
Dividends, net of foreign tax withholdings*	36,889
Total Income	43,700
EXPENSES:
Investment Manager fees	23,291
Administration fees	518
Custody fees	8,672
Professional fees	26,414
Trustees’ fees	1,107
Offering expenses and registration fees	25,050
Insurance fees	251
Printing fees	4,415
Distribution and servicing fees - Class A	313
Distribution and servicing fees - Class C	38
Regulatory fees	7,166
Total Expenses	97,235
Less expenses reimbursed by the Investment Manager	(72,546)
Net Expenses	24,689
Net Investment Income	19,011
NET REALIZED AND UNREALIZED GAINS (LOSSES):
NET REALIZED GAIN (LOSS) ON:
Investments in securities (net of increase (decrease) in deferred foreign taxes of $-)	1,641,459
Foreign exchange transactions	(2,764)
Net Realized Gain (Loss)	1,638,695
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities (net of increase (decrease) in deferred foreign taxes of $(3,007))	(678,458)
Foreign exchange translations	80
Change in Net Unrealized Appreciation (Depreciation)	(678,378)
Net Realized and Unrealized Gains	960,317
Net Increase in Net Assets Resulting from Operations	$979,328
* Foreign Tax Withholdings	$4,530
See accompanying notes to the financial statements.

2

Ashmore Emerging Markets Equity SMA Completion Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Month Period Ended April 30, 2026 (Unaudited) and the Fiscal Year Ended October 31, 2025

	2026	2025
OPERATIONS:
Net investment income (loss)	$19,011	$6,943
Net realized gain (loss)	1,638,695	12,762
Net change in unrealized appreciation (depreciation)	(678,378)	1,043,120
Net Increase in Net Assets Resulting from Operations	979,328	1,062,825
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(2,262)	(2,604)
Class C	(46)	(87)
Institutional Class	(27,083)	(26,214)
Total Distributions to Shareholders	(29,391)	(28,905)
TAX RETURN OF CAPITAL DISTRIBUTIONS TO SHAREHOLDERS:
FUND SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Class A share transactions	(507,459)	(26,503)
Net increase (decrease) in net assets resulting from Class C share transactions	(14,163)	(6,721)
Net increase (decrease) in net assets resulting from Institutional Class share transactions	(6,258,364)	(4,951,073)
Net increase (decrease) in net assets resulting from Series I share transactions	3,971,306	—
Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions	(2,808,680)	(4,984,297)
Total Increase (Decrease) in Net Assets	(1,858,743)	(3,950,377)
NET ASSETS:
Net Assets at the Beginning of period	6,259,719	10,210,096
Net Assets at the End of period	$4,400,976	$6,259,719
See accompanying notes to the financial statements.

3

Ashmore Emerging Markets Equity SMA Completion Fund
FINANCIAL HIGHLIGHTS

	Class A1
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of period	$16.97	$13.90	$11.03	$10.07	$15.32	$10.99
Income (loss) from investment operations:
Net investment income (loss)	—[2]	(0.03)	(0.07)	0.03[2]	0.06[2]	(0.18)
Net realized and unrealized gain (loss)	(5.88)	3.19	3.02	0.93	(5.15)	4.51
Total from investment operations	(5.88)	3.16	2.95	0.96	(5.09)	4.33
Less distributions:
From net investment income	(0.09)	(0.09)	(0.08)	—	—	—
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	—	—	(0.16)	—
Total distributions	(0.09)	(0.09)	(0.08)	—	(0.16)	—
Net asset value at end of period	$10.91	$16.97	$13.90	$11.03	$10.07	$15.32
Total return[3]	9.05%	22.93%	26.83%	9.53%	(33.37)%	39.40%
Portfolio turnover rate[4]	108%	64%	78%	79%	50%	77%
Net assets, end of period (in thousands)	$289[5]	$475	$424	$441	$393	$321
Ratios to average net assets:[6]
Total expenses to average net assets:
Expenses before reimbursements	3.74%[7]	4.00%[7]	3.19%	3.29%	3.08%	2.75%
Expenses after reimbursements	1.56%[7]	1.55%[7]	1.52%	1.59%	1.77%	1.77%
Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(2.23)%[7]	(2.51)%[7]	(1.81)%	(1.41)%	(0.78)%	(1.48)%
Net investment income (loss) after reimbursements	(0.05)%[7]	(0.06)%[7]	(0.14)%	0.29%	0.53%	(0.50)%

1	For the period November 1, 2025 through February 17, 2026 (last valuation day).
2	Per share amounts are based on average number of shares outstanding during the period.
3	Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.
4	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.
5	Net assets and net assets value shown represent net assets and net assets value prior to the Class’s final redemption on February 17, 2026.
6	Annualized for periods less than one year.
7	Ratios include legal expenses of $45 and $209 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2026 and the year ended October 31,2025. Expense ratios would have been lower by 0.04% and 0.04% and Net Investment Income ratios would have been higher by 0.04% and 0.04% excluding these expenses.

See accompanying notes to the financial statements.

4

Ashmore Emerging Markets Equity SMA Completion Fund
FINANCIAL HIGHLIGHTS

	Class C1
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of period	$17.21	$14.18	$11.26	$10.36	$15.79	$11.40
Income (loss) from investment operations:
Net investment income (loss)	0.02[2]	(6.90)	(0.11)	(0.09)[2]	(0.06)[2]	(0.32)
Net realized and unrealized gain (loss)	(6.23)	10.00	3.03	0.99	(5.28)	4.71
Total from investment operations	(6.21)	3.10	2.92	0.90	(5.34)	4.39
Less distributions:
From net investment income	(0.06)	(0.07)	—	—	—	—
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	—	—	(0.09)	—
Total distributions	(0.06)	(0.07)	—	—	(0.09)	—
Net asset value at end of period	$10.88	$17.21	$14.18	$11.26	$10.36	$15.79
Total return[3]	8.77%	21.99%	25.93%	8.69%	(33.91)%	38.51%
Portfolio turnover rate[4]	108%	64%	78%	79%	50%	77%
Net assets, end of period (in thousands)	$14[5]	$13	$17	$14	$41	$162
Ratios to average net assets:[6]
Total expenses to average net assets:
Expenses before reimbursements	4.49%[7]	4.71%[7]	3.97%	3.96%	3.72%	3.47%
Expenses after reimbursements	2.30%[7]	2.30%[7]	2.27%	2.34%	2.52%	2.52%
Net investment loss to average net assets:
Net investment loss before reimbursements	(3.05)%[7]	(3.29)%[7]	(2.50)%	(2.35)%	(1.67)%	(2.09)%
Net investment loss after reimbursements	(0.86)%[7]	(0.88)%[7]	(0.80)%	(0.73)%	(0.47)%	(1.14)%

1	For the period November 1, 2025 through February 13, 2026 (last valuation day).
2	Per share amounts are based on average number of shares outstanding during the period.
3	Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.
4	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.
5	Net assets and net assets value shown represent net assets and net assets value prior to the Class’s final redemption on February 13, 2026.
6	Annualized for periods less than one year.
7	Ratios include legal expenses of $1 and $9 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2026 and the year ended October 31, 2025. Expense ratios would have been lower by 0.03% and 0.04% and Net Investment Income ratios would have been higher by 0.02% and 0.04% excluding these expenses.

See accompanying notes to the financial statements.

5

Ashmore Emerging Markets Equity SMA Completion Fund
FINANCIAL HIGHLIGHTS

	Institutional Class[1]
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of period	$22.27	$18.17	$14.38	$13.09	$19.82	$14.19
Income (loss) from investment operations:
Net investment income (loss)	0.02[2]	0.07	0.04	0.08[2]	0.09[2]	(0.02)
Net realized and unrealized gain (loss)	(11.18)	4.13	3.85	1.21	(6.65)	5.65
Total from investment operations	(11.16)	4.20	3.89	1.29	(6.56)	5.63
Less distributions:
From net investment income	(0.10)	(0.10)	(0.10)	—	—	—
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	—	—	(0.17)	—
Total distributions	(0.10)	(0.10)	(0.10)	—	(0.17)	—
Net asset value at end of period	$10.91	$22.27	$18.17	$14.38	$13.09	$19.82
Total return[3]	9.14%	23.25%	27.09%	9.85%	(33.21)%	39.68%
Portfolio turnover rate[4]	108%	64%	78%	79%	50%	77%
Net assets, end of period (in thousands)	$5,116[5]	$5,772	$9,769	$8,043	$6,237	$10,994
Ratios to average net assets:[6]
Total expenses to average net assets:
Expenses before reimbursements	3.49%[7]	3.62%[7]	2.97%	3.03%	2.77%	2.45%
Expenses after reimbursements	1.31%[7]	1.30%[7]	1.27%	1.34%	1.52%	1.52%
Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(2.00)%[7]	(2.20)%[7]	(1.51)%	(1.18)%	(0.66)%	(1.02)%
Net investment income (loss) after reimbursements	0.18%[7]	0.12%[7]	0.19%	0.51%	0.59%	(0.09)%

1	For the period November 1, 2025 through February 17, 2026 (last valuation day).
2	Per share amounts are based on average number of shares outstanding during the period.
3	Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.
4	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.
5	Net assets and net assets value shown represent net assets and net assets value prior to the Class’s final redemption on February 17, 2026.
6	Annualized for periods less than one year.
7	Ratios include legal expenses of $626 and $3,293 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2026 and year ended October 31, 2025. Expense ratios would have been lower by 0.04% and 0.04% and Net Investment Income ratios would have been higher by 0.04% and 0.04% excluding these expenses.

See accompanying notes to the financial statements.

6

Ashmore Emerging Markets Equity SMA Completion Fund
FINANCIAL HIGHLIGHTS

Series I1
Period Ended April 30, 2026
Net asset value at beginning of period	$10.00
Income from investment operations:
Net investment income[2]	0.04
Net realized and unrealized gain	1.11
Total from investment operations	1.15
Less distributions:
From net investment income	—
From net realized gain	—
Tax return of capital	—
Total distributions	—
Net asset value at end of period	$11.15
Total return[3]	11.50%
Portfolio turnover rate[4]	108%
Net assets, end of period (in thousands)	$4,401
Ratios to average net assets:[5]
Total expenses to average net assets:
Expenses before reimbursements	4.37%
Expenses after reimbursements	—%
Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(2.18)%
Net investment income after reimbursements	2.18%

1	For the period February 17, 2026 (commencement of operations) through April 30, 2026.
2	Per share amounts are based on average number of shares outstanding during the period.
3	Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.
4	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.
5	Annualized for periods less than one year.
See accompanying notes to the financial statements.

7

ASHMORE EMERGING MARKETS EQUITY SMA COMPLETION FUND
SCHEDULE OF INVESTMENTS
As of April 30, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $263,585)
Raia Drogasil S.A.	BRL	20,000	$88,614	2.01
Rede D’Or Sao Luiz S.A.[2]	BRL	19,200	148,775	3.38
			237,389	5.39
China (Cost $445,907)
Aluminum Corp. of China Ltd., Class H	HKD	38,000	55,579	1.26
Contemporary Amperex Technology Co. Ltd., Class A	CNY	2,300	147,541	3.35
Sieyuan Electric Co. Ltd., Class A	CNY	4,900	141,423	3.22
Sunresin New Materials Co. Ltd., Class A	CNY	9,900	92,515	2.10
			437,058	9.93
India (Cost $383,196)
Apollo Hospitals Enterprise Ltd.	INR	1,184	95,479	2.17
International Gemmological Institute India Ltd.	INR	16,621	60,998	1.38
Mahindra & Mahindra Ltd. GDR		2,638	86,194	1.96
PB Fintech Ltd.*	INR	7,340	129,409	2.94
			372,080	8.45
Malaysia (Cost $62,198)
Zetrix Ai Bhd.	MYR	289,900	60,200	1.37
			60,200	1.37
Mexico (Cost $121,045)
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	10,400	112,927	2.57
			112,927	2.57
Poland (Cost $299,817)
Allegro.eu S.A.*,2	PLN	12,209	100,345	2.28
LPP S.A.	PLN	18	108,783	2.47
Powszechna Kasa Oszczednosci Bank Polski S.A.	PLN	3,930	102,777	2.34
			311,905	7.09
South Korea (Cost $1,749,161)
Classys, Inc.	KRW	3,555	134,730	3.06
DB Insurance Co. Ltd.	KRW	946	107,580	2.44
Eugene Technology Co. Ltd.	KRW	1,293	115,807	2.63
Hansol Chemical Co. Ltd.	KRW	842	163,370	3.71
Samsung C&T Corp.	KRW	522	105,628	2.40
Samsung Electro-Mechanics Co. Ltd.	KRW	455	258,275	5.87
Samsung Electronics Co. Ltd.	KRW	2,320	351,973	8.00
SK hynix, Inc.	KRW	652	573,738	13.04
SK Square Co. Ltd.*	KRW	357	208,002	4.73
			2,019,103	45.88
Taiwan (Cost $521,842)
Andes Technology Corp.*	TWD	6,000	43,906	1.00
Asia Vital Components Co. Ltd.	TWD	1,000	91,603	2.08
See accompanying notes to the financial statements.

8

ASHMORE EMERGING MARKETS EQUITY SMA COMPLETION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Taiwan (continued)
Chroma ATE, Inc.	TWD	2,000	$135,309	3.07
E Ink Holdings, Inc.	TWD	16,000	69,572	1.58
Elite Material Co. Ltd.	TWD	1,000	147,169	3.34
Gudeng Precision Industrial Co. Ltd.	TWD	6,000	102,461	2.33
Lotes Co. Ltd.	TWD	1,000	84,309	1.92
			674,329	15.32
United Arab Emirates (Cost $93,263)
Abu Dhabi Islamic Bank PJSC	AED	12,963	77,759	1.77
			77,759	1.77
Total Common Stocks (Cost $3,940,014)			4,302,750	97.77
Total Investments (Total Cost $3,940,014)			4,302,750	97.77
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			98,226	2.23
Net Assets			$4,400,976	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of April 30, 2026, these securities had a total value of $249,120 or 5.66% of net assets.
Percentages shown are based on net assets.
At April 30, 2026, the industry sectors for the Ashmore Emerging Markets Equity SMA Completion Fund were:
Sector	Percentage of Net Assets
Consumer Discretionary	6.7%
Consumer Staples	2.0
Financials	12.1
Health Care	8.6
Industrials	16.4
Information Technology	44.9
Materials	7.1
Total Investments	97.8
Other Assets Less Liabilities	2.2
Net Assets	100.0%
See accompanying notes to the financial statements.

9

ASHMORE EMERGING MARKETS EQUITY SMA COMPLETION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2026 (Unaudited)
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity SMA Completion Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$237,389	$—	$—	$237,389
China	—	437,058	—	437,058
India	—	372,080	—	372,080
Malaysia	—	60,200	—	60,200
Mexico	112,927	—	—	112,927
Poland	—	311,905	—	311,905
South Korea	—	2,019,103	—	2,019,103
Taiwan	—	674,329	—	674,329
United Arab Emirates	—	77,759	—	77,759
Total Common Stock	350,316	3,952,434	—	4,302,750
Total Investments	$350,316	$3,952,434	$—	$4,302,750
See accompanying notes to the financial statements.

10

Ashmore Emerging Markets Equity SMA Completion Fund
NOTES TO FINANCIAL STATEMENTS
As of April 30, 2026 (Unaudited)

1.    Organization
Ashmore Funds (the “Trust”) is a Massachusetts business trust organized under the laws of The Commonwealth of Massachusetts on August 6, 2010 and is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act” or “1940 Act”), as an open-end management investment company. The Trust follows accounting and reporting guidance under Financial Accounting Standards Codification Topic 946, “Financial Services - Investment Companies.” The Trust currently consists of eleven separate investment series (each a “Fund” and collectively, the “Funds”), each with its own investment objective.
Prior to February 17, 2026, the Ashmore Emerging Markets Equity SMA Completion Fund (the “Fund”) was known as Ashmore Emerging Markets Small-Cap Equity Fund (the “Predecessor Fund”) and the strategy and fee structure of the Fund differed from its current strategy and fee structure. Effective February 17, 2026, the Fund was restructured as a “completion fund,” an integral part of separately managed account programs sponsored by an investment adviser unaffiliated with the Fund or the Investment Manager (as defined below). Participants in these programs pay a fee to the sponsor of the program. This report relates only to the Fund. The financial statements for the other Ashmore Funds are presented in a separate report.
Class C shares were liquidated on February 13, 2026, while Class A shares and Institutional Class shares were liquidated on February 17, 2026. Series I shares began operations on February 17, 2026.
Ashmore Investment Advisors Limited (“AIAL” or the “Investment Manager”) serves as investment manager to the Fund. AIAL is a wholly owned subsidiary of Ashmore Investments (UK) Limited, which is a wholly owned subsidiary of Ashmore Group plc (“Ashmore Group”).  Ashmore Investment Management (US) Corporation (“AIMUS”) is the principal underwriter of shares of the Fund. AIMUS is an affiliate of the Investment Manager.  The Northern Trust Company (“Northern Trust”) serves as the administrator, custodian and transfer agent of the Fund.
Related parties or personnel of the Investment Manager may invest in the Fund. The Investment Manager could face a conflict of interest if a related party is invested in the Fund and that party’s interests diverge from those of the Fund, but equally this co-investment may serve to better align the interests of the Fund and the personnel of the Investment Manager. When a related party provides capital for the Fund, it may do so with the intention of redeeming all or part of its interest in the Fund at a future point in time.
The Fund has assessed the impact of the Alternative Investment Fund Managers Directive (AIFMD) (the “Directive”) on the financial statements of the Trust and has concluded that the Trust is exempt from following Chapter V. Section 1. Articles 103-111 of the European Commission’s Level 2 Delegated Regulation on the basis of the operations of the Trust (i) being Non-EEA AIFs (“European Economic Area Alternative Investment Funds”), and (ii) not being marketed in the European Union, as defined by the Directive.
2.    Significant accounting policies
The significant accounting policies adopted and consistently followed in the preparation of the Fund’s financial statements are set out below:
(a) Basis of preparation
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
(b) Use of estimates
The preparation of financial statements in accordance with U.S. GAAP requires estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues generated and expenses incurred during the reporting period. Actual
11

Ashmore Emerging Markets Equity SMA Completion Fund
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

results could differ from these estimates. These financial statements contain all adjustments which are, in the opinion of the Trust, necessary to portray a fair statement of the period presented. Such adjustments are normal and recurring in nature. Valuation models used to determine the fair value of hard to value investments require the use of a number of market based assumptions.
(c) Determination of the Net Asset Value
The net asset value (“NAV”) of the Fund’s shares is calculated at the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open for regular trading.
(d) Investment valuation
For the purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices. With respect to any portion of the Fund’s assets that are invested in one or more open-ended investment management companies, the Fund’s NAV will be calculated based upon the NAVs of such investments. The prospectuses for these open-end management investment companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.
If the Fund’s non-U.S. (foreign) security’s value has materially changed after the close of the security’s primary exchange or principal market but before the time as of which the Fund calculates its NAV, the security will be valued at fair value based on procedures approved by the Board. The fair value of investments may be determined based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. The Fund may use fair value pricing more frequently for foreign securities or assets because, amongst other things, many foreign markets close well before the NAV of the Fund’s shares is next calculated. In considering whether fair value pricing is required and in determining fair values, the Valuation Designee (as defined below) may, amongst other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time as of which the Fund calculates its NAV. The Valuation Designee (as defined below) may utilize modeling tools provided by third-party vendors to determine the fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign securities on days when the Trust is not open for business, which may result in the values of the Fund’s portfolio investments being affected when investors are unable to buy, sell or exchange shares of the Fund.
Investments initially valued in currencies other than the United States Dollar are converted to the United States Dollar using exchange rates obtained from pricing services. Foreign exchange rates are calculated as of 4:00 p.m. Eastern time on each day that the NYSE opens for regular trading. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the United States Dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the United States Dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares of the Fund.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Manager as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. The Investment Manager may carry out its designated responsibilities as Valuation Designee through various committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).
12

Ashmore Emerging Markets Equity SMA Completion Fund
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

Domestic and foreign debt securities for which the close of trading does not coincide with the NYSE close and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain debt securities purchased on a delayed delivery basis are marked-to-market daily until settlement. Exchange traded options, futures and options on futures are generally valued at the settlement price determined by the exchange on which the instrument is primarily traded.
The Valuation Designee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of an investment. The Valuation Designee may also apply a discount to the last traded price in situations where the last traded price may not represent the fair value of the security, such as if a security’s trading has been suspended on its primary trading market, a security has been de-listed from its primary trading market, a security has not traded for an extended period of time, or a security’s primary trading market is temporarily closed at a time when under normal conditions it would be open. Any such discount is based on a number of factors including but not limited to the circumstances surrounding any potential suspension or de-listing, market and industry conditions, competitor information, and the period of time since the last trading took place.
Fair valuation may require subjective determinations about the value of a security or asset. While the Fund’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security and asset values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security or asset if it were to dispose of that security or asset at the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
(e) Investment transactions, income and expenses
Investment transactions are recorded at the trade date. The Fund determines the gain or loss realized from investment transactions using an identified cost basis method. Interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discounts using the effective yield method, net of any applicable tax withholding. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as such information is available, net of any applicable tax withholding. Other non-cash dividends are recognized as investment income at the fair value of the property received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.
Expenses are recorded on an accrual basis. The Fund is charged for those expenses that are directly attributable to the Fund. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to the Fund are allocated amongst the Fund in proportion to the Fund’s relative net assets.
(f) Foreign Currency
Assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or
13

Ashmore Emerging Markets Equity SMA Completion Fund
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation from foreign currency exchange transactions.
(g) Inflation Index Securities
The Fund may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted based on a measure of rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.
(h) Income taxes (including ASU 2023-09  adoption)
In this reporting period, the Fund adopted FASB ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires enhanced quantitative and qualitative income tax disclosures, including disaggregation of income taxes paid by jurisdiction. The adoption of this standard relates solely to income tax disclosures and has no impact on the Fund’s financial position, results of operations, or net assets. The Fund has assessed the applicability of the enhanced disclosure requirements and determined that income tax amounts, including foreign withholding taxes by jurisdiction, were not material for the period and therefore no additional disclosures are required.
(i) Operating segments
An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting, as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The senior management (including the investment committee) for the adviser of the Fund serves as the CODM.
The Fund operates as a single operating segment, with the income, expenses, assets, changes in net assets resulting from operations and performance regularly monitored and assessed as a whole by the CODM, using the information presented in the financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
3.    Principal Risks
In the normal course of business, the Fund trades financial instruments and enters into financial transactions where a risk of potential loss exists due to, amongst other things, changes in the market (market risk), or the failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a summary description of select principal risks for the Fund. A discussion of the principal risks of investing in the Fund is included in the Fund’s prospectus.
Convertible Securities Risk
Securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities and the risk of changing in value at a different rate than the underlying stocks. Convertible securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default.
Counterparty and Third Party Risk
Transactions involving a counterparty to a derivative contract, repurchase agreement, reverse repurchase agreement, or other financial instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.
14

Ashmore Emerging Markets Equity SMA Completion Fund
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

Credit Risk
The Fund could lose money if the issuer or counterparty is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument.
Currency Management Strategies Risk
Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund’s exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager anticipates.
Currency Risk
Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies.
Derivatives Risk
Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management and valuation risks and the risk of losing more than the principal amount invested.
Emerging Markets Risk
Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies.
Equity Securities Risk
Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.
Financial Services Risk
Investments in issuers in the financial services sector are subject to various risks affecting financial services companies and the financial services sector generally. The values of investments in the financial services sector are particularly sensitive to changes in economic conditions, such as recessions and fluctuations in interest rates. Financial services companies may be exposed to leverage, which could magnify investment losses under adverse market conditions. Investments in the financial services sector are also subject to the risk that unexpected market, economic, political, regulatory or other events might lead to a decline in the value of most or all companies in the financial services sector. In addition, the financial services sector of emerging markets can be considered riskier than the U.S. financial services sector.
Focused Investment Risk
Focusing the Fund’s investments in a limited number of issuers, sectors or industries increases risk and the volatility of the value of the Fund’s shares. The Fund may be particularly susceptible to economic, political, regulatory or other events affecting the issuers, sectors or industries to the extent it focuses its investments.
15

Ashmore Emerging Markets Equity SMA Completion Fund
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

Foreign Investment Risk
Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding or other taxes, and investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers.
Geographic Focus Risk
The Fund may be particularly susceptible to economic, political or regulatory events affecting particular countries or regions to the extent the Fund focuses its investments in such countries or regions.
Inflation/Deflation Risk
The value of the Fund’s investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults.
Interest Rate Risk
Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment. The value of most fixed income securities will generally decline in response to increases in interest rates.
Investments in Pooled Vehicles Risk
Investing in another investment company or pooled vehicle subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses in addition to fees and expenses charged by the Fund.
IPO Risk
Securities offered in initial public offerings (IPOs) are subject to many of the same risks of investing in small companies and often to a heightened degree, their values may be highly volatile, they have no trading history and information about the issuer may have been available for only limited periods.
Issuer Risk
The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
Large Shareholder Risk
Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund’s operations by purchasing or redeeming Fund shares in large amounts.
Leverage Risk
Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains.
16

Ashmore Emerging Markets Equity SMA Completion Fund
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

Management Risk
The Fund’s investment return depends on the ability of the Investment Manager to manage the Fund’s portfolio successfully; there is a risk that the Investment Manager may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters.
Market Risk
The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas. Recent instability in the financial markets has led governments around the world to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. The withdrawal of this support, failure of these efforts, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the values and liquidity of the Fund’s portfolio securities and other assets.
Derivative financial instruments may result in off-balance sheet market and credit risk.  If the markets should move against one or more positions that the Fund holds, the Fund could incur losses greater than the unrealized amounts recorded in the Statements of Assets and Liabilities. Derivative risk exposures are discussed in note 9.
Valuation Risk
Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.
South Korea Risk
Investments in South Korean issuers will subject the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. The South Korean economy is dependent on the economies of other Asian countries, especially China and Southeast Asia, and the United States as key trading partners. A significant increase in energy prices could have an adverse impact on South Korea’s economy as South Korea is dependent on foreign sources for much of its energy needs. In addition, economic and political developments of South Korea’s neighbors, including escalated tensions involving North Korea and any outbreak of hostilities involving North Korea, or even the threat of an outbreak of hostilities, may have a severe adverse effect on the South Korean economy.
4.    Fair value measurements
U.S. GAAP includes a topic which defines fair value as the price that the Fund would receive upon selling an investment in an orderly and timely transaction to a market participant in the principal or most advantageous market of the investment.  This topic establishes a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk.
Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
17

Ashmore Emerging Markets Equity SMA Completion Fund
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

Level 2 – Significant observable inputs other than those used in Level 1, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment rates, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their discretion that are used in determining the fair market value of investments.
Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agency securities, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.
Portfolio securities and other assets for which market quotations are readily available are typically categorized as Level 1 of the fair value hierarchy. Domestic and foreign debt securities where the close of trading does not coincide with the NYSE close and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources are based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities using these valuation adjustments are typically categorized as Level 2 of the fair value hierarchy. Preferred securities, equity linked notes and other equities traded on inactive markets or valued by reference to similar instruments are also typically categorized as Level 2 of the fair value hierarchy.
Investments and derivatives classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments may include bank loan agreements and less-liquid corporate debt securities (including distressed debt instruments). Also included in this category are certain bonds and loans for which independent broker prices are used and information relating to the inputs of the price models is not available.
Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, addresses valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company, including related oversight and reporting requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Among other things, Rule 2a-5 permits the Board to designate the Fund’s investment adviser to perform the Fund’s fair value determinations, which are subject to Board oversight. Pursuant to Rule 2a-5, the Board approved changes to the Fund’s valuation policies and procedures and designated the Fund’s investment adviser, Ashmore Investment Advisors Limited, to serve as the “valuation designee” to perform the Fund’s fair value determinations.
5.    Capital share transactions
Transactions in Class A shares for the period ended April 30, 2026, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Equity SMA Completion Fund	13	$222	125	$2,028	(28,114)	$(509,709)	(27,976)	$(507,459)
18

Ashmore Emerging Markets Equity SMA Completion Fund
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

Transactions in Class C shares for the period ended April 30, 2026, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Equity SMA Completion Fund	—	$1	3	$46	(762)	$(14,210)	(759)	$(14,163)
Transactions in Institutional Class shares for the period ended April 30, 2026, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Equity SMA Completion Fund	5,392	$117,745	494	$10,563	(265,114)	$(6,386,672)	(259,228)	$(6,258,364)
Transactions in Series I shares for the period ended April 30, 2026, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Equity SMA Completion Fund	396,051	$3,984,731	—	$—	(1,264)	$(13,425)	394,787	$3,971,306
Transactions in Class A shares for the year ended October 31, 2025, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Equity SMA Completion Fund	3,428	$53,428	184	$2,513	(6,094)	$(82,444)	(2,482)	$(26,503)
19

Ashmore Emerging Markets Equity SMA Completion Fund
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

Transactions in Class C shares for the year ended October 31, 2025, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Equity SMA Completion Fund	—	$—	6	$87	(466)	$(6,808)	(460)	$(6,721)
Transactions in Institutional Class shares for the year ended October 31, 2025, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Equity SMA Completion Fund	11,656	$206,434	637	$11,380	(290,702)	$(5,168,887)	(278,409)	$(4,951,073)
Capital shares
Class A shares were issued at the Fund’s relevant NAV per share plus any applicable sales charge. Institutional Class and Class C shares were issued at the Fund’s relevant NAV per share without a sales charge. Series I shares are issued at the Fund’s relevant NAV per share without a sales charge. Shares confer upon the holders the right to receive notice of and attend, speak and vote at shareholder meetings of the Fund. The shares confer upon the holders the right to any or all dividends or distributions which the Trustees in their sole discretion may from time to time resolve to make or declare.
6.    Investment transactions
For the period ended April 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding derivatives and short-term investments) for the Fund was as follows:
Fund	Purchases	Sales
Ashmore Emerging Markets Equity SMA Completion Fund	$5,621,117	$8,495,524
The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.  At April 30, 2026, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:
	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation (Depreciation)	Cost Basis of Investments
Ashmore Emerging Markets Equity SMA Completion Fund	$495,371	$(209,881)	$285,490	$4,017,260
20

Ashmore Emerging Markets Equity SMA Completion Fund
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

7.    Federal income taxes
No provision for U.S. federal income taxes has been made since the Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.
For financial reporting purposes the Fund may periodically make reclassifications among components of capital accounts to reflect permanent differences between U.S. GAAP and taxable income.  The reclassifications have no impact on the net assets of the Fund. During the fiscal year ended October 31, 2025, the Fund had no reclassifications.
The following Fund has available capital loss carryforwards for which there is no expiration date:
Fund	Short-Term Capital Loss Carryforward at October 31, 2025	Long-Term Capital Loss Carryforward at October 31, 2025
Ashmore Emerging Markets Equity SMA Completion Fund	$46,236	$2,614,665
During the fiscal year ended October 31, 2025, the Fund utilized the following capital loss carryforwards:
Fund	Capital Loss Carryforwards Utilized
Ashmore Emerging Markets Equity SMA Completion Fund	$—
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740-10, Income Taxes.  This standard provides guidance as to how uncertain tax positions should be recognized, measured, presented and disclosed in the Fund’s financial statements.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is more-likely-than-not (i.e. greater than 50-percent) to be sustained assuming examination by a tax authority based on the technical merits of the position. In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the Fund’s financial statements. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold.  The Fund analyzes all open tax years for all major taxing jurisdictions. For US Federal tax purposes, the three most recently taxed years remain open and subject to examination by taxing authorities, as defined by the Statute of Limitations in each jurisdiction. The Fund has no examinations by tax authorities in progress.  The Trust has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Further, the Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
As of October 31, 2025, the components of distributable taxable earnings, including temporary differences were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital Losses and Other	Distributions Payable	Undistributed Appreciation (Depreciation) on Investments and Foreign Currencies	Total Accumulated Earnings (Deficit)
Ashmore Emerging Markets Equity SMA Completion Fund	$22,224	$—	$(2,660,901)	$—	$866,869	$(1,771,808)
21

Ashmore Emerging Markets Equity SMA Completion Fund
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

The taxable character of distributions paid during the fiscal year ended October 31, 2025, were as follows:
	Distributions From
Fund	Ordinary Income	Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Ashmore Emerging Markets Equity SMA Completion Fund	$28,905	$—	$—	$—	$28,905
8.    Distributions to shareholders
The Ashmore Emerging Markets Equity SMA Completion Fund declares and pays distributions of its net investment income at least quarterly.
Distributions of net realized capital gains, if any, are declared and paid at least annually.  The Fund may also make a special distribution to comply with federal tax requirements.  Income dividends and capital gains distributions determined in accordance with federal income tax regulations may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal period in which income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards.  Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting.  Examples of characterization differences include the treatment of foreign currency transactions and swap transactions.  As a result, income dividends and capital gain distributions declared during a fiscal period for federal tax purposes may differ significantly from the net investment income and realized capital gain reported on the Fund’s financial statements presented under U.S. GAAP.  In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution may be reported as return of capital. Temporary differences do not require reclassification. See note 7 for further details.
9.    Derivative instruments and hedging activities
FASB ASC Topic 815-10 (“Topic 815-10”), Disclosures about Derivative Instruments and Hedging Activities, requires disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The Fund did not enter into derivative contracts during the period ended April 30, 2026.
In accordance with Topic 815-10, the Fund records its trading-related derivative activities on a fair value basis (as described in note 4). Fair values represent the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.
Rule 18f-4 under the 1940 Act provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits the fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Subject to certain conditions, limited derivatives users (as defined in Rule 18f-4), however, are not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC  eliminated the asset segregation framework arising from prior SEC guidance for covering derivatives and certain financial instruments. Rule 18f-4 may limit the Fund’s ability to use derivatives as part of its investment strategy, make derivatives more costly or otherwise adversely affect Fund performance.
The following disclosures contain information on how and why the Fund may use derivative financial instruments; the credit-risk-related contingent features in certain derivative financial instruments; and how derivative financial instruments affected the Fund’s financial position, results of operations and cash flows.
22

Ashmore Emerging Markets Equity SMA Completion Fund
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

(a) Forward foreign currency exchange contracts
A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time the contract is made. The Fund may enter into forward foreign currency exchange contracts in connection with settling planned purchases or sales of securities, as part of an investment strategy to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities, or to gain or limit exposure to foreign currencies. All forward foreign currency exchange contracts are valued daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts in the Statements of Operations. The Fund records realized gains or losses at the time the forward foreign exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in net realized gain/(loss) on forward foreign exchange contracts in the Statements of Operations.
Risks arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the United States Dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments should be considered in light of all related and offsetting transactions. The Fund bears market risk from changes in foreign currency exchange rates and credit risk if the counterparty fails to perform. Further information on the impact of these positions on the Fund’s financial statements can be found in the notes to the Schedules of Investments.
(b) Futures contracts
Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of securities indices, commodities or the fair value in United States Dollars of a foreign currency.
The Fund’s participation in the futures markets involves certain risks, including the imperfect correlation between movements in the price of the futures contracts and movements in the price of the underlying securities.  Risks may arise from the potential inability of a counterparty to meet the terms of the contract.
Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract.
At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral initial margin with the broker, as required by the exchange on which the transaction is effected.  Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the fluctuation in the value of the contract.  Such receipts or payments are determined by the rules of the futures exchange and are known as variation margin.  When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.  This amount is included in net realized gain or loss on futures contracts in the Statement of Operations. Any unrealized gains or losses on open futures contracts are included in net change in unrealized appreciation/(depreciation) on futures contracts in the Statement of Operations.
(c) Swap Agreements
The Fund may enter into swap agreements, which are arrangements between two parties to exchange cash flows based on a notional principal amount. Swap agreements are either privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform such as a registered exchange (“centrally cleared swaps”). Swap agreements are recorded at their fair value. The fair value is based on quoted market prices or prices obtained from a third party provider at the date of the Statements of Assets and Liabilities without any deduction for estimated future selling costs. Swap agreements are marked to market daily and the change in fair value, if any, is recorded as unrealized gain or loss.
23

Ashmore Emerging Markets Equity SMA Completion Fund
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

Payments made or received are recorded as part of realized gains and losses. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.
The periodic payments on the swap agreements entered into by the Fund is reflected in the Statements of Operations within net realized gain/(loss) on interest rate swap contracts. Unrealized gains are reported as an asset and unrealized losses are reported as a liability in the Statements of Assets and Liabilities for OTC swaps. Changes in the fair value are reflected in the Statements of Operations within net change in unrealized appreciation/(depreciation) on interest rate and centrally cleared swap contracts in the period in which they occur.  Certain Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligations to perform.
The Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis. No amounts have been offset in the Statements of Assets and Liabilities.
10.  Related parties
Investment management fees
The Fund does not pay a management fee to the Investment Manager under the Investment Management Agreement between the Trust and the Investment Manager (the “Investment Management Agreement”). The Fund is an integral part of separately managed account programs sponsored by an investment adviser unaffiliated with the Fund or the Investment Manager. Participants in these programs pay a fee to the sponsor of the program.
The Investment Manager has contractually agreed to waive its fees or reimburse the Fund for all expenses other than interest expense, costs of borrowing and other types of leverage, taxes, extraordinary expenses, custodial credits, transfer agency credits, broker commissions and other transaction costs, dividend/short-sale related expenses, expense offset arrangements, and underlying fund expenses (expressed as a percentage of average daily net assets). The contractual expense limitation arrangement is expected to continue in effect, unless sooner terminated by the Board of Trustees, for so long as the Investment Manager serves as the investment adviser to the Fund pursuant to the Investment Management Agreement.
Class C shares were liquidated on February 13, 2026, while Class A shares and Institutional Class shares were liquidated on February 17, 2026. Series I shares began operations on February 17, 2026. Prior to the liquidation of Class A, Class C and Institutional Class shares in February 2026, the Investment Manager maintained separate expense limitation agreements for those classes, under which it waived fees and/or reimbursed expenses to keep each class’s total annual operating expenses below specified caps disclosed in the then-current prospectus. Those agreements terminated automatically upon the final redemption of each legacy class and no further waivers or reimbursements are payable with respect to those share classes.
For the period November 1, 2025 to February 17, 2026, the Investment Manager waived and/or reimbursed expenses of $72,546.
Distribution and Servicing fees
Prior to their liquidation in February 2026, Class A and Class C shares had adopted Amended Plans of Distribution and Servicing Fees pursuant to Rule 12b-1 under the 1940 Act (“Distribution and Servicing Fee Plans”). Under the Distribution and Servicing Fee Plans, the Fund paid fees to the distributor on an ongoing basis as compensation for the services the distributor rendered and the expenses borne in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in
24

Ashmore Emerging Markets Equity SMA Completion Fund
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2026 (Unaudited)

connection with personal services rendered to Fund shareholders and the maintenance of  shareholder accounts (“servicing fees”). Class A and C shares each had a separate 12b-1 Plan. Class A shares paid only servicing fees. Class C shares paid both distribution and servicing fees.
For the period November 1, 2025 to February 17, 2026, the Fund incurred distribution and servicing fees, as applicable, of $313 and $38 attributable to Class A shares and Class C shares, respectively.
No distribution or shareholder servicing fees are borne by Series I shares because it has not adopted a Distribution and Servicing Fee Plan.
Cross Trades
The 1940 Act prohibits the Fund and its affiliates from knowingly selling any security or other property to the Fund (other than securities of which the buyer is the issuer), or buying any security (other than securities of which the seller is the issuer) or other property from the Fund. Rule 17a-7 under the 1940 Act provides relief from these prohibitions for various types of “cross trades” and similar transactions that may benefit shareholders by allowing the participating funds or accounts to avoid brokerage commissions and other transaction costs of trades.
During the period ended April 30, 2026, the Fund did not buy or sell securities from an account or accounts that were also advised by the Trust’s investment adviser or its affiliates.
Affiliated Ownership
As of April 30, 2026, Ashmore Management Company Limited owned 95.97% of the outstanding shares of the Fund.
11.  Commitments
In relation to its investments, the Fund may from time to time agree to indemnify and/or pre-fund trustees or other agents, either solely or alongside other creditors on a several basis. Generally, such agreements do not have a termination date. The Trustees are not aware of and do not currently expect any claims to be made against the Fund under any such indemnity or pre-funding agreements.
12.  Subsequent events
The Trust has evaluated subsequent events for the Fund through the date the financial statements were issued, and has concluded that there are no identified subsequent events relevant for financial statement adjustment or disclosure.
25

ASHMORE FUNDS
SUPPLEMENTARY INFORMATION (UNAUDITED)
REMUNERATION DISCLOSURE
Ashmore Investment Advisors Limited (“AIAL”) is a full-scope UK Alternative Investment Fund Manager (“AIFM”) that manages many alternative investment funds (“AIFs”). These AIFs implement a number of investment strategies, including equity, fixed income and alternatives, and invest in many different regions and industry sectors. AIAL manages both open-ended and closed-ended AIFs, several of its AIFs are leveraged and some are listed on regulated markets. Its assets under management were approximately US$1.9 billion at June 30, 2025. AIAL’s parent company (“Ashmore”) is listed on a regulated market, counts eleven offices worldwide and has a number of subsidiaries both in the UK and abroad. Taking into account guidance from the UK Financial Conduct Authority (“FCA”), AIAL has complied with the full AIFM Remuneration Code.
AIAL does not have any direct employees, and as such the amount of remuneration paid to staff by AIAL is zero. All AIAL AIFM Remuneration Code Staff are employed and paid by Ashmore Group plc. Ashmore’s remuneration principles have remained unchanged since it was listed, and are designed to align all employees with the long-term success of the business. These include significant levels of deferral, a clear link between performance and levels of remuneration and strong alignment of executive directors and employees with shareholders and clients through significant employee share ownership. The culture is therefore a collaborative one, with clients’ interests and the creation of shareholder value, including for employee shareholders, the overarching factors for success.
Executive directors, members of the investment team, and indeed all other employees, participate in a single incentive pool and are paid under a similar structure, with an annual cash bonus and share award, meaning that all employees are long-term shareholders in the business.
The policy includes:
–	–	A capped basic salary to contain the fixed cost base;
–	–	An aggregate cap on the total variable compensation for Executive Directors including any awards made under Ashmore’s share plan, currently set at £20m; and
–	–	A deferral for five years of a substantial portion of variable compensation into Ashmore shares (or equivalent), with the Executive Directors LTIP awards also being subject to additional performance conditions measured over five years.
AIAL’s board of directors reviews the general principles of the remuneration policy and is responsible for its implementation with regard to AIAL’s AIFM Remuneration Code Staff. Ashmore’s Remuneration Committee periodically reviews the ongoing appropriateness and relevance of the remuneration policy, including in connection with the provision of services to AIAL. Ashmore employs the services of: McLagan to provide advice on remuneration benchmarking; and Deloitte to provide advice on tax compliance, share plan design and administration, and as Remuneration Committee advisors. The Remuneration Committee’s terms of reference can be found here:
https://ir.ashmoregroup.com/corporate-governance.
Performance assessment for AIAL’s AIFM Remuneration Code Staff for their work relating to AIAL is based on a combination of quantitative and qualitative criteria related to the performance of AIAL, the performance of relevant AIF(s) or business units and the performance of the individual. Qualitative criteria include adherence to Ashmore Group plc’s risk and compliance policies. This performance assessment is adjusted for relevant current and future risks related to the AIFs managed by AIAL.
The compensation of control function staff is based on function specific objectives and is independent from the performance of AIAL and/or the AIFs managed by AIAL. The remuneration of the senior officers in AIAL’s control functions is directly overseen by the Remuneration Committee.
26

ASHMORE FUNDS
SUPPLEMENTARY INFORMATION (UNAUDITED) (CONTINUED)
REMUNERATION DISCLOSURE (CONTINUED)
Variable remuneration awarded to AIAL’s Remuneration Code Staff in respect of AIFMD work is subject to performance adjustment which allows Ashmore to reduce the deferred amount, including to nil, in light of the ongoing financial situation and/or performance of Ashmore, AIAL, the AIFs that AIAL manages and the individual concerned.
The total contribution of AIAL’s AIFM Remuneration Code Staff to the business of Ashmore is apportioned between work carried out for AIAL and work carried out for the other businesses and subsidiaries of Ashmore. Their remuneration is similarly apportioned between AIAL and the other businesses and subsidiaries where required.
The remuneration attributable to AIAL for its AIFMD identified staff for the financial year ended June 30, 2025 was as follows:
Fund	Number of Beneficiaries	Variable Remuneration	Fixed Remuneration	Total Remuneration
Ashmore Emerging Markets Equity SMA Completion Fund	16	£2,490	£919	£3,409
Total AIAL	19	£349,713	£132,296	£482,009
All of the remuneration above was attributable to senior management who have a material impact on the Fund’s risk profile. The Fund’s allocation of the AIAL remuneration has been made on the basis of NAV.
27

ASHMORE FUNDS
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.
28

ASHMORE FUNDS
PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.
29

ASHMORE FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

ADVISORY AGREEMENT APPROVAL
At a meeting of the Board of Trustees (the “Board”) of Ashmore Funds (the “Trust”) held on March 11, 2026, the Board, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), voting separately, considered and unanimously approved the continuation of the Investment Management Agreement between Ashmore Investment Advisors Limited (“AIAL”) and the Trust (the “Agreement”), on behalf of each of Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Debt Fund, Ashmore Emerging Markets Equity ex China Fund, Ashmore Emerging Markets Frontier Equity Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Equity SMA Completion Fund, Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Equity Fund, and Ashmore Emerging Markets Equity ESG Fund (each series, a “Fund,” and collectively, the “Funds”).
In determining to approve the continuation of the Agreement for a one-year period, the Trustees considered all factors that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant to the interests of shareholders, including those listed below. In evaluating the terms of the Agreement, the Board did not identify any single factor as controlling, and individual members of the Board did not necessarily attribute the same weight or importance to each factor, nor are the items described herein all-encompassing of the matters considered by the Board. Throughout their review of the Agreement, the Independent Trustees were assisted by their own Independent Trustee legal counsel. The Independent Trustees had formally requested through their legal counsel, and AIAL had provided, certain information the Independent Trustees considered relevant to their evaluation. The Contracts Review Committee, which is comprised of all of the Independent Trustees, discussed the information on different occasions, with and without representatives of AIAL present.
Among the information and factors considered by the Board in evaluating the Agreement were the following:
NATURE, QUALITY AND EXTENT OF INVESTMENT MANAGEMENT SERVICES
The Board examined the nature, quality and extent of the services provided by AIAL to the Funds.
AIAL’s Services to All Funds
The Board considered information regarding the overall organization and resources of AIAL, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds. The Board reviewed AIAL’s key personnel who provide investment management services to the Funds, as well as the fact that, under the Agreement, AIAL has the authority and responsibility, subject to the Board’s oversight, to make and execute investment decisions for the Funds within the framework of the Funds’ investment policies and restrictions.
The Board considered that AIAL’s duties include: (i) investment research and selection; (ii) adherence to (and monitoring compliance with) the Funds’ investment policies and restrictions, the 1940 Act and other relevant laws; and (iii) furnishing office space and equipment, providing bookkeeping and clerical services (excluding determination of net asset value and shareholder accounting services) and paying all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with AIAL (except to the extent such salaries, fees and expenses are paid by another AIAL affiliate other than the Trust or a Fund). The Board also evaluated the significant compliance resources available to, and utilized by, AIAL. The Board also considered that AIAL supports the Funds’ compliance control structure, and, in particular, the resources that are devoted by AIAL in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the Funds’ liquidity and derivatives risk management programs. The Board also considered AIAL’s investments in business continuity planning designed to benefit the Funds.
Investment Performance
With the exception of Ashmore Emerging Markets Equity SMA Completion Fund, in considering each Fund’s performance, the Board requested and received from AIAL data compiled by FUSE Research Network, LLC (“Fuse”). The Trustees noted that Ashmore Emerging Markets Equity SMA Completion Fund has recently been repositioned with a new principal investment strategy
30

ASHMORE FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

and fee structure and determined that comparative performance data for that Fund would not be helpful at this time. The Trustees also noted that Ashmore Emerging Markets Equity SMA Completion Fund’s current strategy is similar to that of Ashmore Emerging Markets Equity Fund and considered such performance in connection with the renewal of the Agreement for Ashmore Emerging Markets Equity SMA Completion Fund. The Trustees also received information explaining the methodology for compilation of certain of this information and what it was intended to demonstrate. The Board considered the performance of each Fund in light of its investment objective on a comparable basis relative to the Fund’s peers. The Board received performance information for Institutional Shares for the one-, three-, five- and ten-year periods ended December 31, 2025 for Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Equity Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Frontier Equity Fund and Ashmore Emerging Markets Short Duration Fund and for the one-, three- and five-year periods ended December 31, 2025 for Ashmore Emerging Markets Debt Fund, Ashmore Emerging Markets Equity ESG Fund and Ashmore Emerging Markets Active Equity Fund. The Board also received performance information for Institutional Shares for the one-year period ended December 31, 2025 for Ashmore Emerging Markets Equity ex China Fund. In considering such comparative data, the Trustees noted the specialized nature and focus of many of the Funds, and for certain Funds the limited number of peer group funds, particularly for the longer performance periods. In their review, the Trustees also sought to identify Funds for which the performance, fees and total expenses appeared to be outliers within their respective peer groups or other comparative metrics, and sought to understand the reasons for such comparative positions.
Ashmore Emerging Markets Corporate Income Fund. The Board noted that the Ashmore Emerging Markets Corporate Income Fund’s performance ranked eighth out of eight, seventh out of eight, eighth out of eight and seventh out of eight in its peer group for the one-, three-, five- and ten-year periods ended December 31, 2025, respectively, while ranking in the fourth quartile (first being the best) in its larger performance universe for the same four periods.
Ashmore Emerging Markets Debt Fund. The Board noted that the Ashmore Emerging Markets Debt Fund’s performance ranked second out of twelve, tenth out of twelve and fourth out of eleven in its peer group for the one-, three- and five-year periods ended December 31, 2025, while ranking in the first, third, and third quartiles (first being the best) in its larger performance universe for the same three periods.
Ashmore Emerging Markets Equity ex China Fund. The Board noted that the Ashmore Emerging Markets Equity ex China Fund’s performance ranked third out of twelve for the one-year period ended December 31, 2025, while ranking in the first quartile (first being the best) in its larger performance universe for the same period.
Ashmore Emerging Markets Short Duration Fund. The Board noted that the Ashmore Emerging Markets Short Duration Fund’s performance ranked seventh out of seven, first out of seven, seventh out of seven and seventh out of seven in its peer group for the one-, three-, five- and ten-year periods ended December 31, 2025, respectively, while ranking in the fourth quartile (first being the best) in its larger performance universe for the same four periods.
Ashmore Emerging Markets Equity Fund. The Board observed that Ashmore Emerging Markets Equity Fund’s performance ranked fourth out of eleven, third out of eleven, second out of eleven, and first out of seven in its peer group for the one-, three-, five- and ten-year periods ended December 31, 2025, respectively, while ranking in the second, second, second and first quartiles (first being the best) in its larger performance universe for the same four periods.
Ashmore Emerging Markets Equity ESG Fund. The Board observed that Ashmore Emerging Markets Equity ESG Fund’s performance ranked sixth out of twelve, fourth out of twelve, and fifth out of nine in its peer group for the one-, three- and five-year periods ended December 31, 2025, while ranking in the second, second, and third quartiles (first being the best) in its larger performance universe for the same three periods.
Ashmore Emerging Markets Frontier Equity Fund. The Board noted that the Ashmore Emerging Markets Frontier Equity Fund’s performance ranked first out of three, first out of three, first out of three, and first out of three in its peer group for the one-, three-, five- and ten-year periods ended December 31, 2025, respectively, while ranking in the first quartile (first being the best) in its performance universe for the same four periods.
31

ASHMORE FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

Ashmore Emerging Markets Local Currency Bond Fund. The Board observed that the Ashmore Emerging Markets Local Currency Bond Fund’s performance ranked twelfth out of thirteen, twelfth out of thirteen, eleventh out of thirteen and eighth out of twelve in its peer group for the one-, three-, five- and ten-year periods ended December 31, 2025, respectively, while ranking in the fourth, fourth, fourth, and third quartiles (first being the best) in its performance universe for the same four periods.
Ashmore Emerging Markets Active Equity Fund. The Board noted that the Ashmore Emerging Markets Active Equity Fund’s performance ranked sixth out of fourteen, sixth out of fourteen and fourth out of fourteen in its peer group for the one-, three- and five-year periods ended December 31, 2025, respectively, while ranking in the second, third, and third quartiles (first being the best) in its larger performance universe for the same three periods.
Ashmore Emerging Markets Total Return Fund. The Board observed that the Ashmore Emerging Markets Total Return Fund’s performance ranked sixth out of thirteen, twelfth out of twelve, eleventh out of eleven and ninth out of nine in its peer group for the one-, three-, five- and ten-year periods ended December 31, 2025, respectively, while ranking in the first, fourth, fourth, and fourth quartiles (first being the best) in its larger performance universe for the same four periods.
The Board noted AIAL’s expressed long-term approach to investment management and its favorable longer-term track record in managing accounts having similar strategies as the Funds.
The Board concluded that it was satisfied with the nature, extent and quality of services provided by AIAL to each Fund and that there was a reasonable basis on which to conclude that each Fund would continue to benefit from the services provided by AIAL.
INVESTMENT MANAGEMENT FEES AND COST OF SERVICES
The Board also considered the contractual and actual investment management fees paid by each Fund to AIAL. In doing so, the Board compared the contractual and actual investment management fees and overall net expense ratios (represented by the Funds’ Institutional Shares) to those of the Funds’ peers as determined by Fuse. The Board noted that several of the Funds were quite small in size relative to their peers. As with the performance comparisons, the Board also noted that, with respect to several of the Funds, there were only a limited number of peer funds with similar investment strategies. Where contractual or actual management fees or total expense ratios of a Fund were meaningfully above those of the Fuse peers, the Board also considered and took into account the extent to which AIAL had undertaken to waive a portion of its fees and/or reimburse expenses so as to otherwise limit these Funds’ ordinary operating expenses until at least February 28, 2027.
The Board reviewed AIAL’s costs and profitability as presented by it in serving as investment adviser. The Board noted that AIAL was operating at a loss with respect to Ashmore Emerging Markets Equity ex China Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Equity SMA Completion Fund, Ashmore Emerging Markets Equity ESG Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Debt Fund, and Ashmore Emerging Markets Corporate Income Fund. With respect to the remaining Funds, the Board concluded that AIAL’s profitability was not excessive.
In evaluating the terms of the Agreement, the Board also considered the other benefits that may inure to AIAL as a result of its relationship with the Funds, such as the reputational benefit derived from serving as investment adviser to the Funds.
In light of the information provided and the quality of the services rendered and anticipated to be rendered, the Board concluded that the investment management fees to be charged to the Funds were appropriate.
ECONOMIES OF SCALE
The Board noted that the contractual investment management fees for the Funds do not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board observed that many of the Funds remained quite small in size, and that the collective assets of all of the Funds were approximately $508.5 million as of December 31, 2025. The Board also observed that AIAL was subsidizing all of the Funds through fee waivers and expense reimbursements. In evaluating the Funds’ contractual investment
32

ASHMORE FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

management fees, the Board considered AIAL’s representation that the contractual investment management fees were intended to reflect achievable economies of scale and also AIAL’s continuing agreement to limit certain expenses of each Fund. The Board received and evaluated information concerning whether AIAL would realize economies of scale as the assets of individual Funds grow beyond current levels. The Board noted they intend to monitor each Fund’s asset growth in connection with future reviews of the Funds’ Agreement to determine whether breakpoints may be appropriate at such time. In light of the Funds’ current sizes and expense structures, the Board concluded that breakpoints in the Funds’ contractual investment management fees were not warranted at this time.
                                                                                                             * * *
The Board concluded that the fees to be paid to AIAL by each Fund were appropriate in light of the services to be provided by AIAL, the costs to AIAL of operating the Funds and the Funds’ current and reasonably foreseeable asset levels, and determined that the Agreement should, therefore, be approved.
                                                                                                             * * *
33

ASHMORE FUNDS
OTHER INFORMATION

Administrator, Custodian and Transfer Agent
The Northern Trust Company
50 S. LaSalle Street
Chicago, Illinois 60603
312-630-6000
Investment Manager
Ashmore Investment Advisors Limited
61 Aldwych
London WC2B 4AE
United Kingdom
44-20-3077-6000
Independent Registered Public Accounting Firm
KPMG LLP
Aon Center
Suite 5500
200 East Randolph Street
Chicago, Illinois 60601-6436
Distributor
Ashmore Investment Management (US) Corporation
437 Madison Avenue
Suite 1904
New York, New York 10022
212-661-0061
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600
617-951-7000
Independent Trustees’ Counsel
Dechert LLP
One International Place
40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605
617-728-7100
34

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There is nothing to report for this item.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There is nothing to report for this item.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements included under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements included under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ashmore Funds

By	/s/ George Grunebaum
George Grunebaum
Principal Executive Officer

Date: June 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ George Grunebaum
George Grunebaum
Principal Executive Officer

Date:  June 29, 2026

By	/s/ Taurai Sigauke
Taurai Sigauke
Principal Financial Officer

Date:  June 29, 2026